As filed with the Securities and Exchange Commission on April 28, 2008

File No. 333-62811; 811-03457

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 14	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT of 1940	☐

Amendment No. 76	☒

Penn Mutual Variable Annuity Account III

(Exact Name of Registrant)

THE PENN MUTUAL LIFE INSURANCE COMPANY

(Name of Depositor)

600 Dresher Road

Horsham, Pennsylvania  19044

(Address of Principal Executive Offices of Depositor)

Depositor’s Telephone Number:  215-956-8000

Susan T. Deakins

Vice President and Chief Actuary

The Penn Mutual Life Insurance Company

600 Dresher Road

Horsham, Pennsylvania  19044

(Name and Address of Agent for Service)

Copy to:

Michael Berenson

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

Title of Securities Being Registered: Individual Variable Annuity Contracts – Flexible Purchase Payments.

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☐  immediately upon filing pursuant to paragraph (b) of Rule 485.

☒  on May 1, 2008 pursuant to paragraph (b) of Rule 485.

☐  60 days after filing pursuant to paragraph (a) of Rule 485.

☐  on (date) pursuant to paragraph (a) of Rule 485.

PROSPECTUS  –  MAY 1, 2008

Individual Variable and Fixed Annuity Contract - Flexible Purchase Payments

PENNANT SELECT

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

THE PENN MUTUAL LIFE INSURANCE COMPANY

Philadelphia, Pennsylvania 19172 • Telephone (800) 523-0650

This prospectus describes an individual variable and fixed annuity contract (“Contract”) offered by The Penn Mutual Life Insurance Company (“Penn Mutual” or the “Company”) and contains information that you should know before purchasing a Contract.  Please read it carefully and save it for future reference.

The Contract is an agreement between you and Penn Mutual.  You agree to make one or more payments to us and we agree to make annuity and other payments to you at a future date.  The Contract:

•                                          has a variable component, which means that your Variable Account Value and any variable payout will be based upon investment experience (see investment options on next page),

•                                          has a fixed component, which means that your Fixed Account Value and any fixed payout will be based on purchase payments accumulated with interest at a rate of not less than 3%,

•                                          is tax-deferred, which means that you will not pay taxes until we begin to make annuity payments to you or you take money out,

•                                          allows you to choose to receive annuity payments over different periods of time, including over your lifetime,

•                                          offers guaranteed minimum death benefit options,

•                                          offers an estate enhancement death benefit option,

•                                          offers death benefit enhancement rider options,

•                                          offers an optional alternative free withdrawal provision,

•                                          offers an optional guaranteed minimum accumulation benefit rider,

•                                          offers an optional guaranteed minimum accumulation benefit and guaranteed minimum withdrawal benefit rider, and

•                                          offers a guaranteed lifetime withdrawal benefit rider with an adjustment for changes in the inflation rate.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete.  It is a crime for anyone to tell you otherwise.

The Contract is not suitable for short-term investment.  You may pay a deferred sales charge of up to 7% on early withdrawals.  If you withdraw money before age 59 1/2, you may pay a 10% additional income tax.  The Contract is not a bank deposit and is not federally insured.

You may return your Contract within ten days of receipt for a full refund of the Contract Value (or purchase payments, if required by law).  Longer free look periods apply in some states.  Your purchase payment will be allocated to the Subaccounts you have selected on the date we issue your Contract.  To return your Contract, simply deliver or mail it to our office or to our representative who delivered the Contract to you.  The date of the cancellation will be the date we receive your Contract.

You may obtain a Statement of Additional Information, dated May 1, 2008, from us free of charge by writing The Penn Mutual Life Insurance Company, Attn:  SAI Request, Philadelphia, PA 19172 or by visiting our web site at www.pennmutual.com.  Or, you can call us at (800) 523-0650.  The Statement of Additional Information contains more information about the Contract.  It is filed with the Securities and Exchange Commission (the Commission”) and we incorporate it by reference into this prospectus.  The table of contents of the Statement of Additional Information is at the end of this prospectus.

The Commission maintains a web site (http://www.sec.gov) that contains this prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

Under the variable component of the Contract, you may direct us to invest your payments in one or more of the following underlying funds (the “Funds”) through Penn Mutual Variable Annuity Account III (the “Separate Account”).

Penn Series Funds, Inc.	Manager
Money Market Fund	Independence Capital Management, Inc.
Limited Maturity Bond Fund	Independence Capital Management, Inc.
Quality Bond Fund	Independence Capital Management, Inc.
High Yield Bond Fund	T. Rowe Price Associates, Inc.
Flexibly Managed Fund	T. Rowe Price Associates, Inc.
Growth Stock Fund	T. Rowe Price Associates, Inc.
Large Cap Value Fund	Lord, Abbett & Co. LLC
Large Cap Growth Fund	ABN AMRO Asset Management, Inc.
Index 500 Fund	Wells Capital Management Incorporated
Mid Cap Growth Fund	Turner Investment Partners, Inc.
Mid Cap Value Fund	Neuberger Berman Management Inc.
Strategic Value Fund	Lord, Abbett & Co. LLC
Small Cap Growth Fund	Bjurman, Barry & Associates
Small Cap Value Fund	Goldman Sachs Asset Management, L.P.
International Equity Fund	Vontobel Asset Management, Inc.

REIT Fund
Large Core Growth Fund
Large Core Value Fund
SMID Cap Growth Fund
SMID Cap Value Fund
Emerging Markets Equity Fund
Small Cap Index Fund
Developed International Index Fund
Balanced Fund
Aggressive Allocation Fund
Moderately Aggressive Allocation Fund
Moderate Allocation Fund
Moderately Conservative Allocation Fund
Conservative Allocation Fund

Heitman Real Estate Securities LLC
Wells Capital Management Incorporated
Eaton Vance Management
Wells Capital Management Incorporated
AllianceBernstein L.P.
Van Kampen Asset Management
SSgA Funds Management, Inc.
SSgA Funds Management, Inc.
Independence Capital Management, Inc.
Independence Capital Management, Inc.
Independence Capital Management, Inc.
Independence Capital Management, Inc.
Independence Capital Management, Inc.
Independence Capital Management, Inc.

Neuberger Berman Advisers Management Trust	Manager
Balanced Portfolio	Neuberger Berman Management Inc.
Fidelity Investments’ Variable Insurance Products Fund	Manager
Equity-Income Portfolio	Fidelity Management & Research Company
Growth Portfolio	Fidelity Management & Research Company
Fidelity Investments’ Variable Insurance Products Fund II	Manager
Asset Manager Portfolio	Fidelity Management & Research Company
Van Kampen’s The Universal Institutional Funds, Inc.	Manager
Emerging Markets Equity (International) Portfolio	Van Kampen

A prospectus for each of these Funds accompanies this prospectus.

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i

Page

Automatic Rebalancing	21

May I Withdraw Any of My Money?	22

Systematic Withdrawals	22

403(b) Withdrawals	22

Optional Guaranteed Minimum Accumulation Benefit Rider	22

Optional Guaranteed Minimum Accumulation Benefit and Guaranteed Minimum Withdrawal Benefit Rider	23

Guaranteed Lifetime Withdrawal Benefit Rider	30

Deferment of Payments and Transfers	35

What Charges Do I Pay?	35

Administration Charges	35

Mortality and Expense Risk Charge	34

Contingent Deferred Sales Charge	35

Free Withdrawals	36

Contract Rider Charges	37

Underlying Fund Charges	38

Premium Taxes	38

More Information about the Fixed Interest Account	39

General Information	39

Federal Income Tax Considerations	39

Withdrawals and Death Benefits	39

Annuity Payments.	39

Early Withdrawals	39

Transfers.	40

Separate Account Diversification.	40

Qualified Plans	40

Distribution Arrangements	41

STATEMENT OF ADDITIONAL INFORMATION CONTENTS	43

APPENDIX A	44

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GLOSSARY

We have included in this section additional explanation of certain words or terms used in this prospectus.  These words or terms are capitalized throughout this prospectus.

Accumulation Period:  A period that begins with your first purchase payment and ends on the Annuity Date.

Accumulation Unit:  A unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date.

Administrative Office:  A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.

Annuitant:  The person during whose life annuity payments are made.

Annuity Date:  The date on which annuity payments start.

Annuity Payout Period:  The period of time, starting on the Annuity Date, during which we make annuity payments.

Annuity Unit:  A unit of measure used to calculate the amount of each variable annuity payment.

Beneficiary:  The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.

Code:  The Internal Revenue Code of 1986, as amended.

Contract:  The combination variable and fixed annuity contract described in this prospectus.

Contract Owner:  The person specified in the Contract as the Contract Owner.

Contract Value:  The sum of the Variable Account Value and the Fixed Account Value.

Contract Year:  Each twelve-month period following the contract date.

Dollar Cost Averaging Accounts: The two fixed account options available under the Contract that are used in conjunction with our dollar cost averaging program.  We offer a Six Month Dollar Cost Averaging Account and a Twelve Month Dollar Cost Averaging Account.

Fixed Account Value:  The value of amounts held under the Contract in the Dollar Cost Averaging Accounts.

Fund:  An open-end management investment company registered with the Securities and Exchange Commission (commonly known as a “mutual fund”) in which a Subaccount of a Separate Account invests all of its assets.

Separate Account:  Penn Mutual Variable Annuity Account III, a separate account of The Penn Mutual Life Insurance Company that is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

Subaccount: A division of the Separate Account which holds shares of the Funds.

Valuation Period:  The period from one valuation of Separate Account assets to the next.  Valuation is performed on each day the New York Stock Exchange is open for trading.

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Variable Account Value:  The value of amounts held under the Contract in all Subaccounts of the Separate Account.

We or Us:  A reference to “we” or “us” denotes The Penn Mutual Life Insurance Company, also referred to in this prospectus as Penn Mutual or the Company.

You:  A reference to “you” denotes the Contract Owner or prospective Contract Owner.

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EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.  The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between Subaccounts.  State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchase Payments	None
Maximum Contingent Deferred Sales Charge	7% of purchase payments withdrawn	(a)
Transfer Fee	None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Maximum Annual Contract Administration Charge	$40	(b)
Separate Account Annual Expenses (as a percentage of Variable Account Value)
Mortality and Expense Risk Charge	1.20%
Contract Administration Charge	0.15%
Total Separate Account Annual Expenses (without riders)	1.35%
Contract Rider Charges (Optional)
Guaranteed Minimum Step-Up Death Benefit Rider	0.25	%(c) (d)
Guaranteed Minimum Rising-Floor Death Benefit Rider	0.35	%(d)
Estate Enhancement Death Benefit Rider (for Annuitants Age 60 and Under)	0.20	%(e)
Estate Enhancement Death Benefit Rider (for Annuitants Age 61 to 70)	0.30	%(f)
Estate Enhancement Death Benefit Rider (for Annuitants Ages 71 to 80)	0.60	%(g)
Guaranteed Minimum Accumulation Benefit Rider	1.00	%(h)
Guaranteed Minimum Accumulation Benefit and Guaranteed Minimum Withdrawal Benefit Rider (for Annuitants Ages 35 to 80)	1.00	%(i)
Guaranteed Lifetime Withdrawal Benefit Rider	1.25	%(j)
Total Separate Account Annual Expenses, Including Maximum Charges for Contract Riders
(as a percentage of Variable Account Value)	2.95	%(k)

	Monthly Charge Per $1,000 Benefit
	Minimum	Maximum
Optional Death Benefit Enhancement Riders(l)	$0.208	$17.292

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract.  More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum	Maximum
Total Annual Fund Operating Expenses	0.35%	1.60%
(expenses that are deducted from Fund assets, including management fees and other expenses)

(a)   The charge decreases each year to zero after seven years.  See What Charges Do I Pay? in this prospectus.

(b)   You pay $40 or 2% of the Variable Account Value, whichever is less.  You do not pay this charge if your Variable Account Value is more than $100,000.

(c)   The current annual charge for this rider is 0.20% and may not be increased beyond the maximum of 0.25%.

(d)   This rider is not available on Contracts issued after November 1, 2002.

(e)   The current annual charge for this rider is 0.15% and may not be increased beyond the maximum of 0.20%.

(f)    The current annual charge for this rider is 0.25% and may not be increased beyond the maximum of 0.30%.

(g)   The current annual charge for this rider is 0.55% and may not be increased beyond the maximum of 0.60%.

(h)   The current annual charge for this rider is 0.50% and may not be increased beyond the maximum of 1.00%.

(i)    The current annual charge for this rider is 0.65% for a single life guarantee and 0.85% for a joint life guarantee and neither may be increased beyond the maximum of 1.00%.

(j)    The current annual charge for this rider is 0.65% for a single life guarantee and 0.85% for a joint life guarantee and neither may be increased beyond the maximum of 1.25%.

(k)   This is the total of the maximum total Separate Account Annual Expenses that may be charged with all available riders attached.  Your total current charges will be between 1.35% and 2.95%, depending on whether you choose optional riders

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and which rider(s) you choose to purchase.  You may purchase only one of the enhanced guaranteed minimum death benefit riders.

(l)             A Contract Owner may elect one of two Optional Death Benefit Enhancement Riders.  The charge for a rider depends on the attained age of the Annuitant and on the amount of the Death Benefit Enhancement.  It will be assessed on a pro rata basis on the Subaccounts of the Separate Account.  See What Charges Do I Pay? in this prospectus.

Penn Series Funds, Inc.

Underlying Fund Annual Expenses (as a % of portfolio average net assets)

	Management Fees	Other Expenses		Acquired Fund Fees and Expenses		Total Fund Expenses	Fee Waivers		Net Fund Expenses

Money Market(1)	0.20%	0.30%		0.00%		0.50%	0.00%		0.50%
Limited Maturity Bond(1)	0.30%	0.30%		0.01	%(3)	0.61%	0.00%		0.61%
Quality Bond(1)	0.33%	0.27%		0.00%		0.60%	0.00%		0.60%
High Yield Bond(1)	0.50%	0.34%		0.00%		0.84%	0.00%		0.84%
Flexibly Managed(1)	0.60%	0.23%		0.00%		0.83%	0.00%		0.83%
Growth Stock(1)	0.63%	0.31%		0.00%		0.94%	0.00%		0.94%
Large Cap Value(1)	0.60%	0.28%		0.00%		0.88%	0.00%		0.88	%(6)
Large Cap Growth(1)	0.55%	0.32%		0.00%		0.87%	0.00%		0.87	%(6)
Index 500(1)	0.07%	0.28%		0.00%		0.35%	0.00%		0.35%
Mid Cap Growth(1)	0.70%	0.31%		0.00%		1.01%	0.00%		1.01	%(6)
Mid Cap Value(1)	0.55%	0.28%		0.00%		0.83%	0.00%		0.83	%(6)
Strategic Value(1)	0.72%	0.34%		0.00%		1.06%	0.00%		1.06	%(6)
Small Cap Growth(1)	0.74%	0.28%		0.00%		1.02%	0.00%		1.02%
Small Cap Value(1)	0.85%	0.30%		0.00%		1.15%	0.00%		1.15%
International Equity(1)	0.85%	0.33%		0.00%		1.18%	0.00%		1.18	%(6)
REIT(1)	0.70%	0.29%		0.00%		0.99%	0.00%		0.99%
Large Core Growth	0.56%	0.27	%(2)	0.00%		0.83%	0.19	%(5)	0.64%
Large Core Value	0.46%	0.27	%(2)	0.00%		0.73%	0.19	%(5)	0.54%
SMID Cap Growth	0.75%	0.30	%(2)	0.00%		1.05%	0.00%		1.05%
SMID Cap Value	0.95%	0.30	%(2)	0.00%		1.25%	0.11	%(5)	1.14%
Emerging Markets Equity	1.25%	0.40	%(2)	0.02%		1.67%	0.07	%(5)	1.60%
Small Cap Index	0.30%	0.35	%(2)	0.00%		0.65%	0.10	%(5)	0.55%
Developed International Index	0.30%	0.37	%(2)	0.00%		0.67%	0.08	%(5)	0.59%
Balanced	0.00%	0.22	%(2)	0.45	%(4)	0.67%	0.05	%(5)	0.62%
Aggressive Allocation	0.10%	0.23	%(2)	0.97	%(4)	1.30%	0.00	%(5)	1.30%
Moderately Aggressive Allocation	0.10%	0.23	%(2)	0.88	%(4)	1.21%	0.00	%(5)	1.21%
Moderate Allocation	0.10%	0.23	%(2)	0.84	%(4)	1.17%	0.00	%(5)	1.17%
Moderately Conservative Allocation	0.10%	0.23	%(2)	0.78	%(4)	1.11%	0.00	%(5)	1.11%
Conservative Allocation	0.10%	0.23	%(2)	0.69	%(4)	1.02%	0.00	%(5)	1.02%

(1)           These expenses are for the fiscal year ended December 31, 2007.

(2)           These expenses are based on estimated amounts for the current fiscal year.

(3)           Acquired Fund Fees and Expenses reflect the fees and expenses that were incurred indirectly by the Fund through its investments in other investment companies in the prior fiscal year.

(4)           Acquired Fund Fees and Expenses reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in the underlying funds during the current fiscal year.

(5)           The Administrative and Corporate Services Agent has contractually agreed under the administrative and corporate services agreement to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep total operating expenses of certain funds from exceeding the amounts shown below.  This agreement is limited to a Fund’s

6

direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (excluding the Balanced Fund), which are indirect expenses incurred by each Fund through its investments in the underlying funds.  Further, this agreement continues indefinitely so long as the Board of Directors, including a majority of the Directors who are not “interested persons” of the Company, approves it at least annually.

Large Core Growth	0.64%
Large Core Value	0.54%
SMID Cap Value	1.14%
Emerging Markets Equity	1.58%
Small Cap Index	0.55%
Developed International Index	0.59%
Balanced	0.62%
Aggressive Allocation	0.33%
Moderately Aggressive Allocation	0.33%
Moderate Allocation	0.33%
Moderately Conservative Allocation	0.33%
Conservative Allocation	0.33%

(6)                                  Certain sub-advisers have directed certain portfolio trades to a broker.  A portion of the commissions paid to that broker has been recaptured by the Funds.  The total expenses for the Funds after the recapture (not including each Fund’s acquired fund fees and expenses) were:

Large Cap Value	0.86%
Large Cap Growth	0.83%
Mid Cap Growth	0.97%
Mid Cap Value	0.79%
Strategic Value	1.04%
International Equity	1.16%

Neuberger  Berman Advisers Management Trust (a)

Underlying Fund Annual Expenses (as a % of portfolio average net assets)

	Management Fee	Other Expenses	Total Fund Expenses

Balanced	0.55%	0.61%	1.16%

(a)                                  These expenses are for the fiscal year ended December 31, 2007.

Fidelity Investments’ Variable Insurance Products Fund (a)

Underlying Fund Annual Expenses (as a % of portfolio average net assets)

	Management Fee	Other Expenses	Total Fund Expenses

Equity-Income	0.46%	0.09%	0.55%
Growth	0.56%	0.09%	0.65%

(a)           These expenses are for the fiscal year ended December 31, 2007. Some of the brokerage commissions paid by the funds reduced the expenses shown in this table. With these reductions, net total expenses were 0.54% for the Equity-Income Portfolio and 0.64% for the Growth Portfolio.

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Fidelity Investments’ Variable Insurance Products Fund II (a)

Underlying Fund Annual Expenses (as a % of portfolio average net assets)

	Management Fee	Other Expenses	Total Fund Expenses

Asset Manager	0.51%	0.12%	0.63%

(a)           These expenses are for the fiscal year ended December 31, 2007.  Some of the brokerage commissions paid by the fund reduced the expenses shown in this table.  With these reductions, net total expenses were 0.62%.

Van Kampen’s The Universal Institutional Funds, Inc. (a)

Underlying Fund Annual Expenses (as a % of portfolio average net assets)

	Management Fee	Other Expenses	Acquired Fund Fees and Expenses	Total Fund Expenses
Emerging Markets Equity (International)	1.21%	0.37%	0.02%	1.60%

(a)           These expenses are for the fiscal year ended December 31, 2007.

Please review these tables carefully.  They show the expenses that you pay directly and indirectly when you purchase a Contract.  Your expenses include Contract expenses and the expenses of the Funds that you select.  See the prospectuses of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments’ Variable Insurance Products Fund, Fidelity Investments’ Variable Insurance Products Fund II and Van Kampen’s The Universal Institutional Funds, Inc. for additional information on Fund expenses.

You also may pay premium taxes.  These tables and the examples that follow do not show the effect of premium taxes.  See What Charges Do I Pay? in this prospectus.

EXAMPLES OF FEES AND EXPENSES

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.  These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses, net of contractual waivers, if any.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)          If you surrender your Contract at the end of the applicable time period and have purchased riders with maximum charges*:

	One	Three	Five	Ten
	Year	Years	Years	Years
Assuming Maximum Total Annual Fund Expenses	$1,054	$1,806	$2,562	$4,651
Assuming Minimum Total Annual Fund Expenses	$940	$1,466	$2,002	$3,592

(2)          If you do not surrender your Contract or if you annuitize at the end of the applicable time period and you have purchased riders with maximum charges*:

	One	Three	Five	Ten
	Year	Years	Years	Years
Assuming Maximum Total Annual Fund Expenses	$465	$1,374	$2,300	$4,651
Assuming Minimum Total Annual Fund Expenses	$333	$1,015	$1,721	$3,592

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(3)          If you surrender your Contract at the end of the applicable time period and have not purchased any riders:

	One	Three	Five	Ten
	Year	Years	Years	Years
Assuming Maximum Total Annual Fund Expenses	$907	$1,369	$1,839	$3,269
Assuming Minimum Total Annual Fund Expenses	$791	$1,012	$1,230	$2,007

(4)          If you do not surrender your Contract or if you annuitize at the end of the applicable time period and you have not purchased any riders:

	One	Three	Five	Ten
	Year	Years	Years	Years
Assuming Maximum Total Annual Fund Expenses	$298	$912	$1,552	$3,269
Assuming Minimum Total Annual Fund Expenses	$173	$536	$923	$2,007

*                                         The examples do not reflect charges for any Optional Death Benefit Enhancement Rider because the examples assume a 5% rate of return.  There is no charge for either Optional Death Benefit Enhancement Rider for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

CONDENSED FINANCIAL INFORMATION

Appendix A to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Subaccounts of the Separate Account.  The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

FINANCIAL STATEMENTS

The financial statements of the Separate Account and the consolidated financial statements of the Company appear in the Statement of Additional Information.  The consolidated financial statements of the Company should be considered only as bearing upon the Company’s ability to meet its obligations under the Contracts.

THE PENN MUTUAL LIFE INSURANCE COMPANY

Penn Mutual is a Pennsylvania mutual life insurance company chartered in 1847.  We are located at 600 Dresher Road, Horsham, PA 19044.  Our mailing address is The Penn Mutual Life Insurance Company Attn: Customer Service Group, Philadelphia, PA 19172.  We issue and are liable for all benefits and payments under the Contract.

THE SEPARATE ACCOUNT

Penn Mutual established Penn Mutual Variable Annuity Account III (the “Separate Account”) on April 13, 1982.  The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a “separate account” within the meaning of the federal securities laws.  The Separate Account is divided into Subaccounts that invest in shares of different mutual funds.

•                                          The income, gains and losses, whether or not realized, of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any Subaccount.

•                                          The Separate Account and its Subaccounts are not responsible for the liabilities of any other business of Penn Mutual.

The financial statements of the Subaccounts of the Separate Account for the year ended December 31, 2007 are included in the Statement of Additional Information referred to on the cover page of this prospectus.

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Investment Options in the Separate Account

The Separate Account currently has Subaccounts that invest in the following Funds:

Penn Series Funds, Inc.:

Money Market Fund —  seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent with these objectives, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

Limited Maturity Bond Fund —  seeks highest available current income consistent with liquidity and low risk to principal through investment primarily in marketable investment grade debt securities; total return is secondary.

Quality Bond Fund —  seeks the highest income over the long term consistent with the preservation of principal through investment primarily in marketable investment grade debt securities.

High Yield Bond Fund —  seeks high current income by investing primarily in a diversified portfolio of long term high-yield/high-risk fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; high-yield/high-risk fixed income securities, which are commonly referred to as “junk” bonds, generally involve greater risks of loss of income and principal than higher rated securities.

Flexibly Managed Fund —  seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions.

Growth Stock Fund —  seeks long term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies.

Large Cap Value Fund —  seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued.

Large Cap Growth Fund — seeks to achieve long-term growth of capital (capital appreciation) by investing in equity securities of large capitalization growth companies with above-average growth potential.

Index 500 Fund —  seeks to match the total return of the S&P 500 while keeping expenses low.  The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange; “S&P 500 Index” and “500” are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Penn Series Funds, Inc.; the Index 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Mid Cap Growth Fund — seeks to maximize capital appreciation by investing primarily in common stocks of mid-cap U.S. companies with market capitalizations in the range of those companies included in the Russell Mid Cap Index that have strong earnings growth potential.

Mid Cap Value Fund — seeks to achieve growth of capital by investing primarily in mid-cap U.S. companies with market capitalizations in the range of those companies included in the Russell Mid Cap Index that are undervalued.

Strategic Value Fund — seeks to achieve growth of capital by investing in equity securities of mid-cap companies with market capitalizations in the range of those companies included in the Russell Mid Cap Index; the Fund seeks to invest in well-managed companies whose stock prices are undervalued.

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Small Cap Growth Fund — seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects.

Small Cap Value Fund — seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations in the range of those companies included in the Russell 2000 Value Index.

International Equity Fund —  seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities; the investments will consist principally of equity securities of European and Pacific Basin countries.

REIT Fund — seeks to achieve a high total return consistent with reasonable investment risk by investing in equity securities of real estate investment trusts.

Large Core Growth Fund—  seeks to achieve long-term growth of capital (capital appreciation) by investing primarily in common and preferred stocks of large capitalization U.S. companies.

Large Core Value Fund—  seeks to achieve total return by investing primarily in value stocks of large capitalization companies and dividend-paying stocks.

SMID Cap Growth Fund—  seeks to achieve long term returns by investing primarily in common stocks of small and medium capitalization U.S. companies.

SMID Cap Value Fund—  seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of small and medium capitalization U.S. companies, generally representing 60 to 125 companies.

Emerging Markets Equity Fund—  seeks to achieve capital appreciation by investing in equity securities located in emerging market countries.

Small Cap Index Fund—  seeks to replicate the returns and characteristics of a small cap index by investing at least 80% of its net assets in securities listed in the Russell 2000® Index.

Developed International Index Fund—  seeks to replicate the returns and characteristics of an international index composed of securities from developed countries by investing at least 80% of its net assets in securities listed in the Morgan Stanley Capital International® Europe, Australasia, Far East (MSCI EAFE) Index.

Balanced Fund—  seeks to achieve long-term growth and current income by using a “fund-of-funds” strategy.

Aggressive Allocation Fund—  seeks to achieve long-term capital growth by using a “fund-of-funds” strategy.

Moderately Aggressive Allocation Fund—  seeks to achieve long-term capital growth and current income by using a “fund-of-funds” strategy.

Moderate Allocation Fund—  seeks to achieve long-term capital growth and current income by using a “fund-of-funds” strategy.

Moderately Conservative Allocation Fund—  seeks to achieve long-term capital growth and current income by using a “fund-of-funds” strategy.

Conservative Allocation Fund—  seeks to achieve long-term capital growth and current income by using a “fund-of-funds” strategy.

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Independence Capital Management, Inc., Horsham, Pennsylvania is investment adviser to each of the Funds and a wholly owned subsidiary of Penn Mutual. ABN AMRO Asset Management, Inc., Chicago, Illinois, is investment sub-adviser to the Large Cap Growth Fund.  T. Rowe Price Associates, Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed, Growth Stock and High Yield Bond Funds.  Wells Capital Management Incorporated, San Francisco, California, is investment sub-adviser to the Index 500, Large Core Growth and SMID Cap Growth Funds.  Turner Investment Partners, Inc., Berwyn, Pennsylvania is sub-adviser to the Mid Cap Growth Fund.  Neuberger Berman Management Inc., New York, New York, is investment sub-adviser to the Mid Cap Value Fund.  Lord, Abbett & Co., Jersey City, New Jersey, is investment sub-adviser to the Strategic Value and Large Cap Value Funds.  Goldman Sachs Asset Management, L.P., New York, New York, is investment sub-adviser to the Small Cap Value Fund.  Vontobel Asset Management, Inc., New York, New York, is investment sub-adviser to the International Equity Fund.  Heitman Real Estate Securities LLC, Chicago, Illinois, is investment sub-adviser to the REIT Fund.  Bjurman, Barry & Associates, Los Angeles, California, is investment sub-adviser to the Small Cap Growth Fund. Eaton Vance Management, Boston, Massachusetts, is investment sub-adviser to the Large Core Value Fund. AllianceBernstein L.P., New York, New York, is investment sub-adviser to the SMID Cap Value Fund. Van Kampen Asset Managemen, New York, New York, is investment sub-adviser to the Emerging Markets Equity Fund. SSgA Funds Management, Inc., Boston, Massachusetts, is investment sub-adviser to the Small Cap Index and Developed International Index Funds.

Neuberger Berman Advisers Management Trust:

Balanced Portfolio —  seeks long-term capital growth and reasonable current income without undue risk to principal through investment of a portion of its assets in common stock and a portion in debt securities.

Neuberger Berman Management Inc., New York, New York, is investment adviser to the Balanced Portfolio.

Fidelity Investments’ Variable Insurance Products Fund:

Equity-Income Portfolio —  seeks reasonable income by investing primarily in income-producing equity securities; in choosing these securities, the Fund will also consider the potential for capital appreciation; the Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500 Composite Stock Price Index.

Growth Portfolio — seeks to achieve capital appreciation; the Fund normally purchases common stocks, although its investments are not restricted to any one type of security; capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Equity-Income Portfolio and the Growth Portfolio.

Fidelity Investments’ Variable Insurance Products Fund II:

Asset Manager Portfolio — seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income investments.

Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Asset Manager Portfolio.

Van Kampen’s The Universal Institutional Funds, Inc.:

Emerging Markets Equity (International) Portfolio — seeks long term capital appreciation by investing primarily in equity securities of emerging market country issuers.  The Fund will focus on economies that are developing strongly and in which the markets are becoming more sophisticated.

Morgan Stanley Investment Management Inc., New York, New York, doing business as Van Kampen, is investment adviser to the Emerging Markets Equity (International) Portfolio.

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Shares of Penn Series are sold to other variable life and variable annuity separate accounts of Penn Mutual and its subsidiary, The Penn Insurance and Annuity Company.  Shares of Neuberger Berman Advisers Management Trust, Fidelity Investments’ Variable Insurance Products Fund and Variable Insurance Products Fund II and Van Kampen’s The Universal Institutional Funds, Inc. are offered not only to variable annuity and variable life separate accounts of Penn Mutual, but also to such accounts of other insurance companies unaffiliated with Penn Mutual and, in the case of Neuberger Berman Advisers Management Trust and Van Kampen’s The Universal Institutional Funds, Inc., directly to qualified pension and retirement plans.  For more information on the possible conflicts involved when the Separate Account invests in Funds offered to other separate accounts, see the Fund prospectuses and statements of additional information.

Read the prospectuses of these Funds carefully before investing.  You may obtain copies of the prospectuses which contain additional information about the Funds including their investment objectives and policies and expenses, without charge, by writing to The Penn Mutual Life Insurance Company, Customer Service Group – H3F, Philadelphia, PA 19172.  Or, you may call, toll free, 800-548-1119.

Voting Instructions

You have the right to tell us how to vote proxies for the Fund shares in which your purchase payments are invested.  If the law changes and permits us to vote the Fund shares, we may do so.

If you are a Contract Owner, we determine the number of full and fractional Fund shares that you may vote by dividing your interest in a Subaccount by the net asset value per share of the Fund.  If you are receiving annuity payments, we determine the number of full and fractional Fund shares that you may vote by dividing the reserve allocated to the Subaccount by the net asset value per share of the Fund.  We may change these procedures whenever we are required or permitted to do so by law.

Accumulation Units - Valuation

Your assets in the Separate Account are held as Accumulation Units of the Subaccounts that you select.  We value Accumulation Units as of the close of regular trading on the New York Stock Exchange (NYSE) (generally, 4:00 p.m. ET).  When you invest in, withdraw from or transfer money to a Subaccount, you receive the Accumulation Unit value next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our Administrative Office.  Allocation, withdrawal and transfer instructions received from you or the agent of record (pursuant to your instruction) at our Administrative Office after the close of regular trading on the NYSE will be valued based on the  Accumulation Unit value computed as of the close of regular trading on the next NYSE business day.  In the case of your first purchase payment, you receive the price next computed after we accept your application to purchase a Contract.

The value of an Accumulation Unit is $10 when a Subaccount begins operation.  The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the Subaccount for the current Valuation Period.  The net investment factor measures (1) investment performance of Fund shares held in the Subaccount, (2) any taxes on income or gains from investments held in the Subaccount, and (3) the mortality and expense risk charge at an annual rate of 1.20% and contract administration charge at an annual rate of 0.15% assessed against the Subaccount.

THE FIXED INTEREST ACCOUNT

The fixed interest account is part of the Company’s general investment account.  Interests in the fixed interest account are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940.  This prospectus generally discusses only the variable portion of the Contract.  The staff of the Commission has not reviewed the disclosure in this prospectus relating to the fixed interest account.  Disclosure regarding the fixed interest account, however, may be subject to

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generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus.  See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT.

THE CONTRACT

An individual variable and fixed annuity contract may be an attractive long-term investment vehicle for many people.  Our Contract allows you to invest in the Separate Account, through which you may invest in one or more of the available Funds.  See THE SEPARATE ACCOUNT in this prospectus.

You may also allocate purchase payments to our Dollar Cost Averaging Accounts if you participate in our dollar cost averaging program.  The Dollar Cost Averaging Accounts are guaranteed and funded by Penn Mutual through its general account.  See THE FIXED INTEREST ACCOUNT and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT in this prospectus.

You decide, within Contract limits,

•                                          how often you make a purchase payment and how much you invest;

•                                          the Subaccounts and/or Dollar Cost Averaging Accounts in which your purchase payments are invested;

•                                          whether or not to transfer money among the available Subaccounts and Dollar Cost Averaging Accounts;

•                                          the type of annuity that we pay and who receives it;

•                                          the Beneficiary or Beneficiaries to whom we pay death benefits; and

•                                          the amount and frequency of withdrawals from the Contract Value.

Your Contract has

•                                          an Accumulation Period, during which you make one or more purchase payments and we invest your payments as you tell us; and

•                                          an Annuity Payout Period, during which we make annuity payments to you.  Your Annuity Payout Period begins on your Annuity Date.

We may amend your Contract at any time to comply with legal requirements.  State law may require us to obtain your approval for any Contract amendment.  We may, with any required approval of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available.  We will notify you of any material contract amendment and mutual fund substitutions.

The Contract is available to individuals and institutions.  The Contracts also may be issued as individual retirement annuities under section 408(b) of the Internal Revenue Code (the “Code”) in connection with IRA rollovers and as tax-deferred annuities under Section 403(b) of the Code (often referred to as qualified contracts).

You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172.  Or, you may call (800) 523-0650.

How Do I Purchase a Contract?

Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our Administrative Office.  All subsequent purchase payments should be sent as follows: 1) checks sent by mail: The Penn Mutual Life Insurance Company, Payment Processing Center, P.O. Box

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9773, Providence, RI 02940-9773, and 2) checks sent by overnight delivery: The Penn Mutual Life Insurance Company, Payment Processing Center, 101 Sabin Street, Pawtucket, RI 02860.  We usually accept an application to purchase a Contract within two business days after we receive it at our Administrative Office.  If you send us an incomplete application, we will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.   We hold your initial purchase payment in a non-interest bearing account until it is applied to your Contract or returned to you.

The minimum purchase payment that we will accept is $2,000, with subsequent purchase payments of $1,000, although we may decide to accept lower amounts.  The Contract form describes a total purchase payment maximum of $2 million.  Currently, we will accept total purchase payments under your Contract of up to $5 million.  You must obtain our prior approval to make total purchase payments in excess of $5 million.

What Types of Annuity Payments May I Choose?

You may choose from the following options:

•                                          An annuity for a set number of years – Annuity payments will continue for a specified number of years, which may not be for less than 5 nor more than 30;

•                                          A life annuity – Annuity payments will continue until the Annuitant’s death;

•                                          A life annuity with payments guaranteed for 10 or 20 years – Annuity payments will continue until the Annuitant’s death with payments for 10 or 20 years guaranteed regardless of when the Annuitant dies;

•                                          A joint and survivor life annuity – Annuity payments will continue until the death of the surviving joint Annuitant; or

•                                          Any other form of annuity that we and you may agree upon.

You may choose a variable annuity (except for the set number of years option), a fixed annuity, or a combination of both.  You may choose a person other than yourself to be the Annuitant.  The shorter the expected length of the Annuity Payout Period, the larger each payment will be.  Payments under all options will be made to or at the direction of the Contract Owner and may be elected as early as the date the Contract is purchased.

Variable Annuity Payments.  The size of your variable annuity payments will vary depending upon the performance of the Subaccounts that you choose for the Annuity Payout Period.  Your payments also will depend on the size of your investment, the type of annuity you choose, the expected length of the annuity period, frequency with which you receive payments, and the annuity purchase rates and charges in your Contract.  Currently, during the Annuity Payout Period, your variable annuity may not be allocated to more than four Subaccounts.  In addition, you may not select other Subaccounts after the Annuity Date.

When you purchase a variable annuity, you will pick an assumed interest rate of 3% or 5%.  If the annual net investment return during the Annuity Payout Period is greater than the assumed rate, your annuity payments will increase.  If the annual net investment return is less, your payments will decrease.  Choosing a higher assumed interest rate would mean a higher first annuity payment but more slowly rising or more rapidly falling subsequent payments.  Choosing a lower assumed interest rate would have the opposite effect.

During the Variable Annuity Payout Period, you (or your Beneficiary in the event of death) may transfer your Annuity Unit values among the Subaccounts of the Separate Account that you choose on the Annuity Date.

Fixed Annuity Payments.  The size of your fixed annuity payments will not change.  The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, the expected length of the annuity period, and a guaranteed 3% rate of return.

Other Information.  Unless you tell us otherwise:

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•                                          you will receive a life annuity with payments guaranteed for 10 years (except if your Contract is issued under Section 403(b) of the Code you will receive a joint and survivor annuity).

•                                          the annuity will be split between fixed and variable accounts, in the same proportions as your Contract Value on the Annuity Date.  If your Contract Value is allocated to more than four Subaccounts, the variable portion will be allocated to the Money Market Subaccount until you give us instructions to allocate it to not more than four Subaccounts.

•                                          your annuity payments will begin on the later of (1) the first day of the next month after the Annuitant’s 95th birthday, or (2) 10 years after the contract date, unless state law requires an earlier Annuity Date.  The Annuity Date under the Contract must be on the first day of a month.

You may change the Annuity Date or your annuity option by giving us written notice at our Administrative Office at least 30 days prior to the current Annuity Date.  If your Contract Value is less than $5,000 ($2,000 for Contracts sold in New York), we may pay you in a lump sum.  We usually make annuity payments monthly, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer.  The less frequently we make payments, the larger each payment will be.  If necessary, we will adjust the frequency of your payments so that payments are at least $50 each ($20 for Contracts sold in New York).  For information on the tax treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

What Are the Death Benefits Under My Contract?

You may designate a Beneficiary in your application.  If you fail to designate a Beneficiary, your Beneficiary will be your estate.

You may change the Beneficiary at any time before your death or the death of the Annuitant, whichever occurs first.

If you die before the Annuity Date and you are not the Annuitant, we will pay your Beneficiary the Contract Value as of the date our Administrative Office receives proof of death, i.e., a death certificate or other official document establishing death, and any other information required to process the payment.  If you are the Annuitant, we will pay your Beneficiary the death benefit described in the next paragraph.

For Contracts issued on and after August 11, 2003, if the Annuitant dies before the Annuity Date, we will pay a death benefit equal to the sum of the Separate Account death benefit and the Fixed Interest Account death benefit as of the date we receive proof of death and other information required to process the payment.  The Fixed Account death benefit is the Fixed Account Value.  The Separate Account death benefit is the greater of: (1) the Variable Account Value; or (2) all purchase payments allocated and transfers made to the Separate Account, less adjusted partial withdrawals and transfers.  “Adjusted partial withdrawals and transfers” means the amount of each partial withdrawal from or transfer out of the Separate Account, multiplied by the amount of the Separate Account death benefit just before the partial withdrawal or transfer, divided by your Variable Account Value just before the partial withdrawal or transfer.  If you make a partial withdrawal or transfer at a time when the amount of your Separate Account death benefit is greater than your Variable Account Value, then your Separate Account death benefit amount will be reduced by an amount greater than the amount withdrawn or transferred.

We generally pay the death benefit within seven days after we receive proof of death and all required information.

Optional Guaranteed Minimum Death Benefit Riders. The guaranteed minimum death benefit riders described in the next two paragraphs are not available on Contracts issued after November 1, 2002.

Guaranteed Minimum Step-Up Death Benefit Rider.  The minimum death benefit will be paid if the Annuitant is 80 years of age or less at the time of death.  The minimum death benefit is the highest Variable Account Value on the current or prior contract anniversary dates, adjusted as follows. For purposes of this death

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benefit rider only, the Variable Account Value on an anniversary date will be adjusted upward by the amount of any purchase payments allocated and transfers made to the Separate Account within the Contract Year.

Guaranteed Minimum Rising-Floor Death Benefit Rider.  The minimum death benefit will be paid if the Annuitant is 80 years of age or less at the time of death.  The minimum death benefit is the sum of all purchase payments allocated and transfers made to the Separate Account, minus a reduction for any withdrawals or transfers made from the Separate Account (as described below), plus interest at 5%.  Interest is calculated for the period amounts are held in the Separate Account, but not for any period after the Annuitant attains 80 years of age.  If a withdrawal or transfer is made from the Separate Account prior to death, the guaranteed minimum death benefit will be reduced by an amount that is in the same proportion that the amount withdrawn or transferred from the Separate Account (including any contingent deferred sales charge) was to the Variable Account Value on the date of the withdrawal or transfer.  The benefit may not exceed two times the purchase payments and transfers allocated to the Separate Account, less withdrawals and transfers out.

A guaranteed minimum death benefit rider will terminate if you withdraw or transfer the full Variable Account Value from your Contract.  For information on the cost of the guaranteed minimum death benefit riders, see What Charges Do I Pay? in this prospectus.

Optional Death Benefit Enhancement Riders.  If the Annuitant is age 75 or less, you may purchase a death benefit enhancement rider as part of your Contract at the time we issue the Contract.  If you purchase a death benefit enhancement rider, we will pay your Beneficiary(ies), upon the Annuitant’s death, a Death Benefit Enhancement, as described below, in addition to any other death benefit payment under the Contract.  A death benefit enhancement rider provides a benefit when (1) cumulative prior performance has been negative such that the Minimum Death Benefit Amount (defined below) exceeds the Variable Account Value, as determined on the first day of a calendar month, and (2) the Annuitant dies during that month.

The guaranteed minimum death benefit enhancement riders described in the following paragraphs apply to Contracts issued after November 1, 2002.

We offer two different death benefit enhancement riders:  the Rising Floor Plus Death Benefit Enhancement Rider and the Step-Up Plus Death Benefit Enhancement Rider.  You may purchase only one of these riders at the time you purchase your Contract.  Neither rider may be purchased in combination with any other riders described in this prospectus, except for Contract Owners who purchased either of the riders prior to May 1, 2007, who may purchase the Optional Guaranteed Minimum Accumulation Benefit Rider described below.  The Death Benefit Enhancement from either of these riders is limited to $1 million.

Rising Floor Plus Death Benefit Enhancement Rider.  If you purchase this rider, the Death Benefit Enhancement is determined on the first day of each calendar month following the contract date and remains level during that month.  The Death Benefit Enhancement for any month is the Minimum Death Benefit Amount as of the first day of that month minus the greater of (a) the Variable Account Value as of the first day of that month; or (b) the sum of the purchase payments paid into the Separate Account less any withdrawals from the Separate Account.

On the first day of the calendar month following the contract date, the Minimum Death Benefit Amount equals purchase payments paid into the Separate Account minus withdrawals taken from the Separate Account.

On the first day of subsequent calendar months, the Minimum Death Benefit Amount is determined by taking (a) plus (b) minus (c) where:

(a) is the Minimum Death Benefit Amount as of the first day of the prior calendar month plus an interest adjustment at an effective annual rate of 5% applied until the Annuitant reaches age 80;

(b) is purchase payments paid into the Separate Account during the prior calendar month; and

(c) is an adjustment for withdrawals taken from the Separate Account during the prior calendar month.  The adjustment is the greater of (1) the amount of the withdrawal, or (2) the Minimum Death Benefit Amount immediately prior to the withdrawal divided by the Variable Account Value as of the day of the withdrawal multiplied by the amount of the withdrawal.

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Step-Up Plus Death Benefit Enhancement Rider.  If you purchase this rider, the Death Benefit Enhancement is determined on the first day of the calendar month following each contract anniversary until the Annuitant reaches age 80 and adjusted on the first day of each calendar month following any purchase payment or withdrawal.  The Death Benefit Enhancement is the Minimum Death Benefit Amount as of the first day of that month minus the greater of (a) the Variable Account Value as of the first day of that month, or (b) the sum of the purchase payments paid into the Separate Account less any withdrawals from the Separate Account.

On the first day of the calendar month following the first contract anniversary, the Minimum Death Benefit Amount is equal to the Variable Account Value on the first contract anniversary.

On the first day of the calendar month following the second and subsequent contract anniversaries, the Minimum Death Benefit Amount is equal to the greater of:

(1)           The Minimum Death Benefit Amount as of the first day of the prior calendar month following any purchase payments to or withdrawals from the Separate Account in the prior calendar month; or

(2)           the Variable Account Value on the current contract anniversary.

Optional Estate Enhancement Death Benefit Rider.  You may purchase an estate enhancement death benefit rider with your Contract at the time the Contract is issued.  If you purchase the rider and the Annuitant dies before the Annuity Date, we will pay the estate enhancement death benefit to the Beneficiary as of the date we receive due proof of death and other information required to process the payment.  This rider may not be purchased in combination with any other rider described in this prospectus, except for Contract Owners who purchased the rider prior to May 1, 2007, who may purchase the Optional Guaranteed Minimum Accumulation Benefit Rider described below.

The amount of the estate enhancement death benefit will be a percentage of the sum of the Fixed Account Value, the Variable Account Value and all withdrawals from the Contract, less all purchase payments subject to a limit as specified in the Contract.

The Estate Enhancement Benefit Percentage and Benefit Cap vary based on the issue age of the Annuitant as shown below:

Issue Age Range	Estate Enhancement Benefit %	Estate Enhancement Benefit Cap % (applied to total purchase payments net of withdrawals)
1 - 60	40%	100%
61- 70	35%	60%
71- 80	30%	40%
81 and above	0%	0%

If the purchase payments exceed the sum of Fixed Account Value, the Variable Account Value and all withdrawals from the Contract, no estate enhancement death benefit will be paid.

The amount of the estate enhancement death benefit will be a percentage of the sum of the Fixed Account Value, the Variable Account Value and all withdrawals from the Contract, less all purchase payments, subject to a limit as specified in the Contract.  The percentage is 40% if the Annuitant is age 60 or less at date of issue of the Contract, 35% if between ages 61 and 70, and 30% if between ages 71 and 80.  The limit is $1,000 for every $1,000 of total purchase payments net of withdrawals if the Annuitant is age 60 or less at date of issue of the Contract, $600 for every $1,000 of total purchase payments net of withdrawals if the Annuitant is between ages 61 and 70 at date of issue of the Contract, and $400 for every $1,000 of total purchase payments net of withdrawals if the Annuitant is between ages 71 and 80 at date of issue of the Contract.  If the purchase payments exceed the sum of Fixed Account Value, the Variable Account Value and all withdrawals from the Contract, no estate enhancement death benefit will be paid.

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Example 1.  Assume an individual purchases the Contract with Annuitant age 65 and with the estate enhancement death benefit attached.  Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the Annuitant dies the Variable Account Value is $90,000 and the Fixed Account Value is $30,000.  The benefit amount would be $14,000, which is 35% of $40,000 (the sum of the Variable Account Value ($90,000), the Fixed Account Value ($30,000) and withdrawals ($20,000) less purchase payments ($100,000)).  The benefit cap would be $48,000 ($600 for each $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals).  In this example, the estate enhancement death benefit would be $14,000.

Example 2.  Assume an individual purchases the Contract with Annuitant age 65 and with the estate enhancement death benefit attached.  Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the Annuitant dies the Variable Account Value is $190,000 and the Fixed Account Value is $130,000.  The benefit amount would be $84,000, which is 35% of $240,000 (the sum of the Variable Account Value ($190,000), the Fixed Account Value ($130,000) and withdrawals ($20,000) less purchase payments ($100,000)).  The benefit cap would be $48,000 ($600 for each $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals).  In this example, the estate enhancement death benefit would be capped at $48,000.

We make adjustments to the Minimum Death Benefit Amount on the first day of a calendar month following any purchase payment to or withdrawal from the Separate Account.  We increase the Minimum Death Benefit Amount by the amount of purchase payments made to the Separate Account in the prior calendar month.  We reduce the Minimum Death Benefit Amount for withdrawals taken from the Separate Account in the prior calendar month.  The reduction is the greater of (1) the amount of the withdrawal, or (2) the Minimum Death Benefit Amount immediately prior to the withdrawal divided by the Variable Account Value as of the date of the withdrawal multiplied by the amount of the withdrawal.

Treatment of Transfers.  Transfers into the Separate Account will be treated as purchase payments allocated to the Separate Account from the Dollar Cost Averaging Accounts.  An Optional Death Benefit Enhancement Rider will terminate if you withdraw or transfer the full Variable Account Value from your Contract.

Charge.  We will calculate and accrue a charge for your rider on the first day of each calendar month but only if the Death Benefit Enhancement is greater than zero on that day.  The charge will be based on the attained age of the Annuitant as of the prior contract anniversary and the amount of the Death Benefit Enhancement.  Accrued charges will be deducted on the contract anniversary or, if sooner, on the date we pay the death benefit, you begin taking annuity payments or you surrender the Contract.  There is no charge for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

For information on the cost of the death benefit enhancement riders, see What Charges Do I Pay? in this prospectus.

Choosing a Lump Sum or Annuity.  Your Beneficiary has one year from your death to choose to receive the death benefit in a lump sum or as an annuity.  Your Beneficiary has only 60 days to make this election if the death benefit is paid upon death of an Annuitant other than you.

•                                          If the Beneficiary chooses a lump sum, he or she may ask us to postpone payment of the lump sum for up to five years except that an IRA can be continued as long as the Beneficiary withdraws annually an amount based on the Beneficiary’s life expectancy at the date of death of the IRA owner (until paid out, the death benefit will be allocated to Subaccounts of the Separate Account and/or the fixed interest accounts as directed by the Beneficiary).

•                                          If the Beneficiary chooses an annuity, we will begin annuity payments no later than one year from the date of death.  Payments will be made over the Beneficiary’s life or over a period not longer than the Beneficiary’s life expectancy.

•                                          If an election is not made within one year of the date of death of the Contract Owner or within 60 days of the death of an Annuitant other than you, the death benefit will be paid to the Beneficiary in a lump sum.

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If your Beneficiary is your surviving spouse, he or she may become the Contract Owner rather than receive the death benefit.  If the spouse elects to become the Contract Owner, the Contract Value will be adjusted to equal the death benefit.  Further, the spouse may exchange the continued Contract for a new variable contract of the same policy form, or a form designated by us if this form is no longer available for sale; and the Contract Value transferred to the new contract in the exchange will not be subject to a contingent deferred sales charge.

If there is more than one surviving Beneficiary, they must choose their portion of the death benefit in accordance with the above options.

If the Annuitant dies on or after the Annuity Date, the death benefit payable, if any, will be paid in accordance with your choice of annuity.

For information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

May I Transfer Money Among Subaccounts and the Dollar Cost Averaging Accounts?

Before the Annuity Date.  You may transfer your Contract Value among Subaccounts of the Separate Account and the fixed interest account.

•                                          The minimum amount that may be transferred is $250 or, if less, the amount held in the Subaccount or fixed interest account.  In the case of partial transfers, the amount remaining in the Subaccount must be at least $250.

•                                          You may transfer from the Six Month Dollar Cost Averaging Account or the Twelve Month Dollar Cost Averaging Account to a Subaccount of the Separate Account as described under Dollar Cost Averaging below.

•                                          You may not transfer from a Subaccount of the Separate Account to the Six Month Dollar Cost Averaging Account or the Twelve Month Dollar Cost Averaging Account.

After the Annuity Date.  You or the Beneficiary (upon your death or the death of the Annuitant) may transfer amounts among Subaccounts of the Separate Account.

•                                          The minimum amount that may be transferred is $250 or, if less, the amount held in the Subaccount.  In the case of partial transfers, the amount remaining in the Subaccount must be at least $250.

•                                          Transfers are currently limited to the Subaccounts selected at the time of annuitization.

General Rules.  Transfers will be based on values at the end of the Valuation Period in which the transfer request is received at our Administrative Office.  A transfer request must be received at our Administrative Office from you or the agent of record (pursuant to your instruction), and all other administrative requirements must be met to make the transfer.  We will not be liable for following instructions, including instructions from the agent of records, communicated by telephone that we reasonably believe to be genuine.  We require certain personal identifying information to process a request for transfer made over the telephone.  For transfers other than dollar cost averaging and automatic rebalancing, we reserve the right to charge a fee, although we have no present intention of doing so.  The Contract is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options.  We therefore reserve the right to change our telephone transaction policies and procedures at any time to restrict the use of telephone transfers for market timing and to otherwise restrict market timing, up to and including rejecting transactions we reasonably believe are market timing transactions, when we believe it is in the interest of all of our Contract Owners to do so.   However, we may not be able to detect all market timing and may not be able to prevent frequent transfers, and any possible harm caused, by those we do detect.

Frequent Trading Risks.  We did not design this variable annuity and the available Subaccounts to accommodate market timing or frequent transfers between the Subaccounts.  Frequent exchanges among

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Subaccounts and market timing by Contract Owners can reduce the long–term returns of the underlying mutual funds.  The reduced returns could adversely affect the Contract Owners, Annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund.  Frequent exchanges may reduce the mutual fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.

The insurance–dedicated mutual funds available through the Subaccounts generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts.  Accordingly, the funds are dependent in large part on the rights, ability and willingness of the participating insurance companies to detect and deter short–term trading by contract owners.

As outlined below, we have adopted policies regarding frequent trading, but there is the risk that these policies and procedures concerning frequent trading will prove ineffective in whole or in part in detecting or preventing frequent trading.  As a result of these limitations, some Contract Owners may be able to engage in frequent trading, while other Contract Owners will bear the affects of such frequent trading.  Please review the mutual funds’ prospectuses for specific information about the funds’ short—term trading policies and risks.

Frequent Trading Policies.  We have adopted policies and procedures designed to discourage frequent trading as described below.  We intend to monitor on an ongoing basis the operation of these policies and procedures and may, at any time without notice to Contract Owners, revise them in any manner not inconsistent with the terms of the Contract.  If requested by the investment adviser and/or sub-adviser of a Fund, we will consider additional steps to discourage frequent trading.  In addition, we reserve the right to reject any purchase payment or exchange request at any time for any reason.

We have adopted certain procedures to detect frequent trading.  If it appears that market timing activity is occurring or the transfer frequency would be expected to have a detrimental impact on the affected Funds, the following steps will be taken on a uniform basis:

1.                                       A letter is sent to the Contract Owner and to the registered representative/insurance agent associated with the Contract reiterating the policy with respect to frequent transfers and urging a cessation of any market timing or frequent transfer activity.

2.                                       If market timing or frequent transfer activity continues after the initial letter, a second letter is sent requiring that all subsequent transfer requests be submitted in writing containing the Contract Owner’s original signature.  Thereafter, any attempt to make a transfer request electronically, telephonically or by facsimile will be rejected.

3.                                       Any Contracts which have been the subject of a letter referred to in paragraph 1 or 2 will be subject to special monitoring to determine whether the potentially detrimental frequent trading has ceased.

Dollar Cost Averaging.  Dollar cost averaging is a way to invest in which securities are purchased at regular intervals in fixed dollar amounts, so that the cost of the securities gets averaged over time and possibly over market cycles.  If you have Contract Value of at least $10,000, you may allocate or transfer money to the Six Month Dollar Cost Averaging Account or the Twelve Month Dollar Cost Averaging Account, and have a fixed percentage transferred monthly from the account to variable Subaccounts to achieve dollar cost averaging. The minimum transfer to each Subaccount must be at least $50.  Dollar cost averaging may also be done from one of the following accounts: Money Market Subaccount, Limited Maturity Bond Subaccount and Quality Bond Subaccount. You may dollar cost average from these variable Subaccounts for up to 60 months, from the Six Month Dollar Cost Averaging Account for up to 6 months and from the Twelve Month Dollar Cost Averaging Account for up to twelve months. Only new purchase payments may be allocated to these Dollar Cost Averaging accounts. If you stop the program while in the Six or Twelve Month Dollar Cost Averaging Accounts, any money left in the account will be transferred into the Money Market Subaccount.

Automatic Rebalancing.  Automatic rebalancing is a way to maintain your desired asset allocation percentages.  Because the value of your Subaccounts will fluctuate in response to investment performance, your assets allocation percentages may become out of balance over time.  If you have a Contract Value of at least $10,000 you may elect automatic rebalancing.  We will transfer funds under your Contract on a quarterly

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(calendar) basis among the Subaccounts to maintain a specified percentage allocation among your selected variable investment options.  You may elect to participate in the program when you apply for your Contract or, after you have owned your Contract, by completing an election form or by calling our office at 800-523-0650.  You may discontinue the program at any time.

Dollar cost averaging and automatic rebalancing may not be in effect at the same time and are not available after annuitization.  There is no charge for dollar cost averaging or automatic rebalancing.

May I Withdraw Any of My Money?

Before the Annuity Date and the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value.  We base your withdrawal on your Contract Value next determined after we receive a proper written request for withdrawal at our Administrative Office (and the Contract, in case of a full withdrawal).  We normally will pay you within seven days.  You may pay a contingent deferred sales charge when you withdraw Contract Value.  See WHAT CHARGES DO I PAY – Contingent Deferred Sales Charge.  You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances.  See FEDERAL INCOME TAX CONSIDERATIONS.

•

The minimum withdrawal is $500. If it is your first withdrawal in a Contract Year, the minimum withdrawal is the Free Withdrawal Amount (as defined below) if that amount is less than $500. See Free Withdrawals below.

•	You may make a partial withdrawal only if the amount remaining in the Contract is at least $5,000 and the balance remaining in each Subaccount from which the withdrawal is made is at least $250.

•

If you do not tell us otherwise, the withdrawal will be taken pro rata from the variable Subaccounts; if the partial withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from Dollar Cost Averaging Accounts beginning with the one having the shortest interest period.

Systematic Withdrawals.  If your Contract Value is at least $25,000, and you have not made a free withdrawal in the current Contract Year, you can make systematic withdrawals. These are regular payments that we make to you on a monthly, quarterly, semiannual or annual basis.  It is a convenient way for you to withdraw a limited percentage of purchase payments without incurring a contingent deferred sales charge.  The total amount that you withdraw in a Contract Year cannot exceed your Free Withdrawal Amount, and the minimum monthly amount of each withdrawal payment is $100. Your payments will begin on the next withdrawal date after we receive your request.  Please note that no confirmations will be sent on systematic withdrawals. They will, however be reflected on statements.  See Free Withdrawals below.  For information on the tax treatment of withdrawals, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

403(b) Withdrawals.  There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code.  Generally, withdrawals may be made only if the Contract Owner is over the age of 59½, leaves the employment of the employer, dies, or becomes disabled as defined in the Code.  Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code.  The restrictions do not apply to transfers among Subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b).  For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

Optional Guaranteed Minimum Accumulation Benefit Rider.  You may purchase a guaranteed minimum accumulation benefit rider as part of your Contract at the time the Contract is issued or on any contract anniversary after your Contract is issued as long as we receive written notice of your intention to do so.  This rider may not be purchased in combination with any other rider described in this prospectus, except that this rider is available to Contract Owners who purchased the Optional Death Benefit Enhancement Riders or the Estate Enhancement Death Benefit Rider prior to May 1, 2007.  The date of such purchase, however, must be at least ten years prior to the Annuity Date specified in the contract.  Written notice must be received by The Penn Mutual

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Life Insurance Company, Customer Service Group, Philadelphia, PA 19172, at least 30 calendar days prior to your contract anniversary date.

A guaranteed minimum accumulation benefit ensures the availability of a minimum Contract Value at the end of the benefit period, which is defined below, see Guaranteed Minimum Accumulation Benefit.  It may provide protection in the event of lower Contract Values that may result from the investment performance of the Contract.  The Company also reserves the right to make the availability of the guaranteed minimum accumulation benefit contingent upon the investment of the entire Contract Value, according to an asset allocation program established by the Company for the full benefit period.  At the present time, no asset allocation program is required for this rider.  If the Company requires an asset allocation program in the future, the asset allocation program will only apply to new purchasers of this benefit.

The guaranteed minimum accumulation benefit will be equal to the Contract Value at the start of the benefit period, plus the amount of any subsequent purchase payments received during the first Contract Year of the benefit period, reduced by a proportional amount for any partial withdrawals of the Contract Value during the benefit period.  The reductions in the guaranteed minimum accumulation benefit will occur as of the date of each applicable partial withdrawal.  If the guaranteed minimum accumulation benefit exceeds the Contract Value at the end of the benefit period, the Company will increase the Contract Value so that it equals the guaranteed minimum accumulation benefit.  At the end of the benefit period, the Contract Owner can elect to renew the guaranteed minimum accumulation benefit for a new benefit period.

The Contract Owner may elect to increase the guaranteed minimum accumulation benefit through the use of the Step-Up Benefit as of the Step-Up Benefit Date.  The Step-Up Benefit Date is any contract anniversary starting with the 5th anniversary of the effective date of the rider.  The Step-Up Benefit is the increase of the guaranteed minimum accumulation benefit to an amount equal to 100% of the Contract Value as of the Step-Up Benefit Date.  Written notice must be received by The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172, 30 days prior to the contract anniversary.   An additional step-up benefit cannot be elected until after the 5th anniversary of the most recent Step-Up Benefit Date.

The guaranteed minimum accumulation benefit will terminate under the following conditions:

(a)                                  at the end of the benefit period if the guaranteed minimum accumulation benefit is not renewed;

(b)                                 on the contract anniversary immediately following receipt by the Company of a written request by the Contract Owner to discontinue the agreement;

(c)                                  full surrender of the Contract;

(d)                                 date of the first death of a Contract Owner or the date of death of the last surviving Annuitant; or

(e)                                  annuitization.

Optional Guaranteed Minimum Accumulation Benefit and Guaranteed Minimum Withdrawal Benefit Rider.  At the time you purchase your Contract, as an alternative, you have the option to purchase the Growth and Income Protector  package which includes the following enhancements to your Contract:

(1)                                  Guaranteed Minimum Accumulation Benefit;

(2)                                  Guaranteed Minimum Withdrawal Benefit; and

(3)                                  Death Benefit Enhancement.

This package of enhancements is available for Annuitants ages 35 to 80 and may not be added after you purchase your Contract.  This package of enhancements may not be purchased in combination with any other riders described in this prospectus. Certain capitalized terms used to describe this package of enhancements are defined in this section or in the rider itself.  The Company also reserves the right to make the availability of these

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enhancements contingent upon the investment of the entire Contract Value, according to an asset allocation program established by the Company for the full benefit period.  At the present time, no asset allocation program is required for this rider.  If the Company requires an asset allocation program in the future, the asset allocation program will only apply to new purchasers of this benefit.  The Death Benefit Enhancement available as part of the package differs from the death benefit riders described above, see WHAT ARE THE DEATH BENEFITS UNDER MY CONTRACT.

This package of benefits can be purchased on a single or a joint life basis.  A Joint Life Guarantee is issued when a Joint Annuitant is specified in the Contract Specifications.  The Joint Annuitant must be the spouse of the Annuitant on the rider effective date.  If the Contract Owner is a natural person, the Contract Owner must also be the Annuitant and the spouse must be the Joint Annuitant and Successor Owner.

A Single Life Guarantee is issued when a Joint Annuitant is not specified in the Contract Specifications.  The Withdrawal Amount is guaranteed over the lifetime of the Annuitant.  If the Contract Owner is a natural person, the Contract Owner must also be the Annuitant.

A Single Life Guarantee cannot be converted to a Joint Life Guarantee.  If no withdrawals have been taken, a Joint Life Guarantee can be changed to a Single Life Guarantee.  The Joint Annuitant can also be changed to the Annuitant’s current spouse if no withdrawals have been taken.  If a withdrawal has been taken, the Joint Annuitant cannot be changed.  The Joint Annuitant can be dropped from the Contract, but the charge for the Rider would remain at the Joint Life Guarantee charge, and the Withdrawal Percentage would not change.  Note that the Joint Guarantee Life Guarantee option acts like a second to die policy.  Therefore, the contract with the Joint Life Guarantee option is set up with one owner and two annuitants.  Upon the death of the first annuitant, the second annuitant becomes the successor owner.  The contract then stays in force and the living benefit features continue until the death of the second annuitant.  Also note that the successor owner has no contractual rights while the owner is alive, and steps into ownership upon the death of the owner.  In addition, it is important to name someone other than one of the two spouses as beneficiary.

Guaranteed Minimum Accumulation Benefit - The Guaranteed Minimum Accumulation Benefit will be equal to the Contract Value at the start of the benefit period, plus a percentage (set forth in the table below), of any subsequent purchase payments received during the benefit period, reduced by a proportional amount for any partial withdrawals of the Contract Value during the benefit period.  The reductions in the Guaranteed Minimum Accumulation Benefit will occur as of the date of each applicable partial withdrawal.  If the Guaranteed Minimum Accumulation Benefit exceeds the Contract Value at the end of the benefit period, the Company will increase the Contract Value so that it equals the Guaranteed Minimum Accumulation Benefit.  At the end of the benefit period, the Guaranteed Minimum Accumulation Benefit will be automatically renewed for a new benefit period.

The benefit period for this benefit is ten years after the latest of:

(a)                                  the rider effective date;

(b)                                 a step-up benefit date (see below); or

(c)                                  the renewal date.

Step-Up Benefit and Step-Up Benefit Date – The Step-Up Benefit for the Guaranteed Minimum Accumulation Benefit is the increase in the Guaranteed Minimum Accumulation Benefit to an amount equal to 100% of the Contract Value as of the Step-Up Benefit Date.

The Contract Owner may elect to increase both the Guaranteed Minimum Accumulation Benefit and the Guaranteed Minimum Withdrawal Benefit (see below) through the use of the step-up benefit as of the Step-Up Benefit Date.  The Step-Up Benefit Date is any contract anniversary starting with the 5th anniversary of the effective date of the rider.  Written notice must be received by The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172, 30 days prior to the contract

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anniversary.  An additional step-up benefit cannot be elected until after the 5th anniversary of the most recent Step-Up Benefit Date.

Once a step-up has been elected and is effective, a new Guaranteed Minimum Accumulation Benefit Base and a new Guaranteed Minimum Accumulation Benefit Period will commence as of the most recent step-up date and the previously effective step-up benefit will terminate.

For all benefit periods described above, subsequent purchase payments made to the Contract will increase the Guaranteed Minimum Accumulation Benefit Base as follows:

•                  100% of premiums made in years one through two

•                  90% of premiums made in years three through four

•                  80% of premiums made in years five through six

•                  70% of premiums made in years seven through eight

•                  60% of premiums made in years nine through ten

Adjustments for Withdrawals - The Guaranteed Minimum Accumulation Benefit will be reduced by a proportional amount of any partial withdrawals of Contract Value.  The reductions in the Guaranteed Minimum Accumulation Benefit occur as of the date of each applicable partial withdrawal.

The amount of the reduction in relation to the amount of partial withdrawals is calculated as follows:

The Guaranteed Minimum Accumulation Benefit after the withdrawal equals the Guaranteed Minimum Accumulation Benefit immediately before the withdrawal less the multiplication of (i) and (ii), where:

(i)            is the Guaranteed Minimum Accumulation Benefit immediately before the withdrawal, and

(ii)           is a ratio of (A) over (B) where:

(A)          is the current withdrawal amount; and

(B)           is the Contract Value immediately before the withdrawal.

Guaranteed Minimum Withdrawal Benefit - The Guaranteed Minimum Withdrawal Benefit allows you to receive withdrawals in guaranteed minimum amounts via the Return of Benefit Base Withdrawal Option or the Lifetime Withdrawal Option.  These options are defined below and operate concurrently until one or both terminate.

The Benefit Base is the starting point for determining the amounts you receive under these minimum withdrawal options.  The Benefit Base is the greatest of (a), (b), (c) or (d), where:

(a)                                  is the Contract Value on the date of the first withdrawal, just before the first withdrawal;

(b)                                 is the sum of (1) plus (2), where;

(1) is the Contract Value on the rider effective date accumulated on a daily at a rate of 5% (3% for Contract issued in Washington) until the earlier of 10 years from the contract issue date and the date of the first withdrawal; and

(2) is each purchase payment received after the rider effective date but prior to the first withdrawal, accumulated on a daily basis at a rate of 5% (3% for Contracts issued in Washington) until the earlier of 10 years from the contract issue date and the date of the first withdrawal; and

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(c)                                  is the highest Contract Value as of a contract anniversary date until the earlier of 10 years from the contract issue date and the date of the first withdrawal; and

(d)                                 is the Contract Value on the last Step-Up Date.

The Return of Benefit Base Withdrawal Option guarantees that each Contract Year you can take withdrawals up to the Guaranteed Annual Withdrawal Amount which is initially equal to the Guaranteed Annual Withdrawal Percentage multiplied by the initial Benefit Base.  The current Guaranteed Annual Withdrawal Percentage is 7%.

The Lifetime Withdrawal Option guarantees that each Contract Year you can take withdrawals up to the Guaranteed Annual Lifetime Withdrawal Amount which is initially equal to the Guaranteed Annual Lifetime Withdrawal Percentage multiplied by the initial Benefit Base.  The current Guaranteed Annual Lifetime Withdrawal Percentage is 5%.

For both options:

(1)           withdrawals in a Contract Year that do not exceed the guaranteed amount do not affect the guaranteed amount for that option for subsequent years;

(2)           withdrawals in a Contract Year that exceed the guaranteed amount for that option reduce the guaranteed amount in subsequent years by multiplying the previous guaranteed amount by the amount of the excess withdrawals and dividing by the Contract Value immediately prior to the excess withdrawal.

For example, if the guaranteed annual amount is $1,000, there is a $1,100 withdrawal during a Contract Year and the Contract Value prior to the $1,100 withdrawal is $10,000, then the guaranteed annual withdrawal amount for subsequent years would be reduced by $10 to $990, calculated as follows:

$1,000 x $100	= $10
$10,000

(3)           withdrawals in a Contract Year that are less than the guaranteed amount for that option do not increase the permitted withdrawal in subsequent Contract Years;

(4)           as long as the Contract Value is positive, an additional purchase payment will increase the Benefit Base by the amount of the purchase payment.  The annual payment under both options will be increased by the amount of the additional purchase payment multiplied by the applicable Withdrawal Percentage.

Effect of Withdrawals on Benefit Base – The Guaranteed Withdrawal Benefit Base and the Death Benefit Enhancement Benefit Base are reduced, on a dollar-for-dollar basis, by the amount of withdrawals in a Contract Year that do not exceed the Guaranteed Annual Withdrawal Amount, until the Benefit Base is reduced to zero.  Once the Guaranteed Annual Withdrawal Amount has been withdrawn in a Contract Year, any Extra Return of Benefit Base Withdrawals (the full amount or a portion of a withdrawal that exceeds the remaining Guaranteed Annual Withdrawal Amount within a Contract Year) reduce the Benefit Base in a proportional manner until it is reduced to zero.  The proportional reduction is subtracted from the Benefit Base and is determined by multiplying (1) and (2) where:

(1)                                  is the Benefit Base; and

(2)                                  is the ratio of the Extra Return of Benefit Base Withdrawal to the Contract Value immediately prior to the Extra Return of Benefit Base Withdrawal.

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Remaining Guaranteed Minimum Withdrawal Benefit Payments When Contract Value is Reduced to Zero – If the Contract Value is reduced to zero and any benefits are due under either withdrawal option, no additional purchase payments will be accepted and the remaining minimum withdrawals will be made as follows:

If there is any Guaranteed Annual Lifetime Withdrawal Amount due or any remaining Benefit Base, the Owner has the option to receive the remaining minimum withdrawals under either option.

If the Return of Benefit Base Withdrawal Option is elected, the remaining guaranteed minimum withdrawal made in the Contract Year in which the Contract Value is reduced to zero is equal to the remaining Guaranteed Annual Withdrawal Amount not yet withdrawn in that year.  In subsequent Contract Years, the remaining minimum withdrawal equals the Guaranteed Annual Withdrawal Amount in effect as of the date that the Contract Value is reduced to zero.

If the Lifetime Withdrawal Option is elected, the remaining minimum withdrawal made in the Contract Year in which the Contract Value is reduced to zero is equal to the remaining Guaranteed Annual Lifetime Withdrawal Amount not yet withdrawn in that year.  In subsequent Contract Years, the remaining minimum withdrawal equals the Guaranteed Annual Lifetime Withdrawal Amount in effect as of the date that the Contract Value is reduced to zero.  If no election is made, the default option is the Lifetime Withdrawal Option.

If the Contract Value is reduced to zero in a Contract Year where the Guaranteed Annual Lifetime Withdrawal Amount is reduced to zero by the impact of withdrawals in excess of the Guaranteed Annual Lifetime Withdrawal Amount and the Benefit Base is positive, remaining minimum withdrawals will be made under the Return of Benefit Base Withdrawal Option only.  In the Contract Year in which the Contract Value is reduced to zero, the remaining minimum withdrawal made in that year is equal to the Guaranteed Annual Withdrawal Amount not yet withdrawn.  In subsequent Contract Years, the remaining minimum withdrawal is the Guaranteed Annual Withdrawal Amount, in effect as of the date that the Contract Value is reduced to zero, or any remaining Benefit Base, if less.

Remaining minimum withdrawals are made once each Contract Year.

If the total remaining minimum withdrawals due each Contract Year are less than $100, the remaining payments will be commuted and a lump sum will be paid.  If the remaining minimum withdrawals are based on the Guaranteed Annual Lifetime Withdrawal Amount, such payments will be commuted using the greater of the then currently available annuity factors or the then currently available annuity factors for a single life annuity under the Contract.   If the remaining minimum withdrawals are based on the Guaranteed Annual Withdrawal Amount, the remaining Benefit Base will be paid.

Effect of Required Minimum Distributions on Guaranteed Minimum Withdrawal Benefit – Either or both of the Guaranteed Annual Withdrawal Amount and the Guaranteed Annual Lifetime Withdrawal Amount will be increased on a dollar-for-dollar basis in any Contract Year in order to meet that Contract Year’s required minimum distribution requirement according to the Code, as amended from time to time, and the regulations promulgated thereunder.  This increase applies only in relation to the required minimum distribution based on the value of the Contract.

Step-Up Benefit and Step-Up Benefit Date - The Step-Up Benefit for the Guaranteed Minimum Accumulation Benefit is the increase in the Guaranteed Minimum Accumulation Benefit to an amount equal to 100% of the Contract Value as of the Step-Up Benefit Date.

The Step-Up Benefit for the Guaranteed Minimum Withdrawal Benefit is an increase in the Benefit Base to an amount equal to 100% of the Contract Value as of the Step-Up Benefit Date.  As a result of the election of this Step-Up Benefit, the Guaranteed Annual Withdrawal Amount steps up to an amount equal to the Contract Value as of the Guaranteed Minimum Withdrawal Benefit Step-Up Date multiplied by the Guaranteed Annual Withdrawal Percentage.  In addition, as a result of the election of this Step-Up Benefit, the Guaranteed Annual Lifetime Withdrawal Amount steps up to an amount equal to the Contract Value as of the Step-Up Date multiplied by the Guaranteed Annual Lifetime Withdrawal Percentage.

The Contract Owner may, elect to increase both the Guaranteed Minimum Accumulation Benefit and the Guaranteed Minimum Withdrawal Benefit through the use of the Step-Up Benefit as of the Step-Up Benefit Date.

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The Step-Up Benefit Date is any contract anniversary starting with the 5th anniversary of the effective date of the rider.  Written notice must be received by The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172, 30 days prior to the contract anniversary.   An additional Step-Up Benefit cannot be elected until after the 5th anniversary of the most recent Step-Up Benefit Date.

Once a Step-Up Benefit has been elected and is effective a new Guaranteed Minimum Accumulation Benefit Base, a new Guaranteed Minimum Accumulation Benefit Period, a new Guaranteed Withdrawal Benefit Base, a new Death Benefit Enhancement Benefit Base, a new Guaranteed Annual Withdrawal Amount, and a new Guaranteed Annual Lifetime Withdrawal Amount will commence as of the most recent Step-Up Date and the previously effective Step-Up Benefit will terminate.

Death Benefit Enhancement - Prior to the Annuity Date and upon receipt of due proof of the Annuitant’s death for Single Life Guarantees, or the death of the survivor of the Annuitant and Joint Annuitant for Joint Life Guarantees, and the necessary forms to make payment to a Beneficiary, the Company will pay to the Beneficiary a Death Benefit Enhancement in addition to the death benefit provided in your Contract.  The Death Benefit Enhancement is equal to the remaining Death Benefit Enhancement Benefit Base for purposes of determining the Death Benefit Enhancement, minus the sum of the Fixed Account death benefit and the Variable Account death benefit payable under the Contract.  The Death Benefit Enhancement cannot be less than zero. The maximum Death Benefit Enhancement is equal to $1 million.

For purposes of calculating the Death Benefit Enhancement as described below, the Death Benefit Enhancement Benefit Base is the greatest of (a), (b), (c) or (d), where:

(a)                                  is the Contract Value on the date of the first withdrawal, just before the first withdrawal;

(b)                                 is the sum of (1) plus (2), where:

(1) is the Contract Value on the rider effective date accumulated on a daily basis at a rate of 5% (3% for Contracts issued in Washington) until the earliest of (i) 10 years from the Contract issue date; (ii) the Annuitant’s attainment of age 80 for Single Life Guarantees or age 80 of the younger of the Annuitant and the Joint Annuitant for Joint Life Guarantees; and (iii) the date of the first withdrawal; and

(2) is each purchase payment received after the rider effective date but prior to the first withdrawal, accumulated on a daily basis at a rate of 5% (3% for Contracts issued in Washington) until the earliest of (i) 10 years from the Contract issue date; (ii) the Annuitant’s attainment of age 80 for Single Life Guarantees or age 80 of the younger of the Annuitant and the Joint Annuitant for Joint Life Guarantees; and (iii) the date of the first withdrawal; and

(c)          is the highest Contract Value as of a contract anniversary date until the earlier of the 10 years from the Contract issue date and the date of the first withdrawal; and

(d)         is the Contract Value on the last Step-Up Date before the Annuitant’s attainment of age                             80 for Single Life Guarantees or age 80 of the younger of the Annuitant and the Joint Annuitant for Joint Life Guarantees.

Purchase payments made after the date of the first withdrawal will increase the Death Benefit Enhancement Benefit Base on a dollar-for-dollar basis.

Step-Up Benefit and Step-Up Date – Any increase in the Guaranteed Withdrawal Benefit Base as a result of a Step-Up Benefit will increase the Death Benefit Enhancement Base as of the Step-Up Benefit Date until age 80.

If the Beneficiary is the surviving spouse of the deceased Annuitant, the spouse may elect to become the Contract Owner and upon such election, the Contract Value, if lower than the remaining Guaranteed Minimum

28

Withdrawal Benefit Base, shall be adjusted to equal the remaining Guaranteed Minimum Withdrawal Benefit Base.

Impact of Annuitant’s Death for Joint Life Guarantees – If the Annuitant dies and the Joint Annuitant is still alive after the Annuitant’s death, the Joint Annuitant can surrender the Contract, and receive a  Death Benefit equal to the Contract Value.  If no withdrawals have been taken, the guarantee converts to a Single Life Guarantee based on the Joint Annuitant’s lifetime.  If withdrawals have been taken, the guarantee does not change.

If the Joint Annuitant is not alive on the date of death of the Annuitant, the Death Benefit is payable to a Beneficiary and the rider is terminated.

Impact of Joint Annuitant’s Death for Joint Life Guarantees – If the Annuitant is still alive after the Joint Annuitant’s death, no Death Benefit is paid.  If no withdrawals have been taken, the Contract Owner has the option to convert the guarantee to a Single Life Guarantee based on the Annuitant’s lifetime.  The Company must receive this request in writing from the Contract Owner.  If the Contract Owner does not convert the guarantee to a Single Life Guarantee, the Annuitant may name a new spouse as the Joint Annuitant before withdrawals are taken.  If withdrawals have been taken, the guarantee does not change.

If the Annuitant is not alive on the date of death of the Joint Annuitant, the Death Benefit is payable to a Beneficiary and the rider is terminated.

Annuity Payments – If annuity payments are to commence under the conditions specified in the Contract, the Contract Owner can elect one of the following options:

(a)                                  apply the Contract Value to any of the annuity options available in the Annuity Options section of the Contract;

(b)                                 request that as of the annuity payment commencement date, annuity payments are made each year equal to the Guaranteed Annual Lifetime Withdrawal Amount until the death of the Annuitant for Single Life Guarantees, or the death of the survivor of the Annuitant and Joint Annuitant for Joint Life Guarantees; or

(c)                                  request that as of the annuity payment commencement date, the remaining Benefit Base is paid out in the form of annuity payments.  Each year these annuity payments will equal the lesser of the Guaranteed Annual Withdrawal Amount or the remaining Benefit Base.  These annuity payments will be made until the earlier of the Annuitant’s death for Single Life Guarantees, or the death of the survivor of the Annuitant and Joint Annuitant for Joint Life Guarantees or the date that the Benefit Base is reduced to zero.

If annuity payments are to commence under the conditions specified in the Contract and none of the above elections have been made, then the default annuity option in your Contract will apply.

For information on the cost of this package of enhancements, see “What Changes Do I Pay?” in this prospectus.

These enhancements will terminate under the following conditions:

a)                                      at any time after the 5th contract anniversary, following receipt by the Company of a written request by the Contract Owner to discontinue the package of enhancements;

b)                                     if the Contract Value equals zero and there is no Guaranteed Annual Withdrawal Amount due in future years, no Guaranteed Annual Lifetime Withdrawal Amount due in future years,and no remaining Benefit Base;

c)                                      upon full surrender of the Contract;

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d)                                     on the date of the death of the Annuitant for Single Life Guarantees, or the date of the death of the survivor of the Annuitant or Joint Annuitant for Joint Life Guarantees; or

e)                                      upon annuitization.

Guaranteed Lifetime Withdrawal Benefit Rider.  At the time you purchase your Contract, you may purchase The Purchasing Power Protector, a package which includes the following enhancements to your Contract:

1)             Guaranteed Lifetime Withdrawal Benefit; and

2)             Death Benefit Enhancement.

This package of enhancements is available for Annuitants ages 35 to 80 and may not be added after you purchase your Contract and may not be selected if you intend to purchase any other package of enhancements or riders described in this prospectus.  Certain capitalized terms used to describe this package of enhancements are defined in this section or in the rider itself.

The Company reserves the right to make the availability of this rider contingent upon the investment of the entire Contract Value according to an asset allocation program established by the Company for the full benefit period.  At the present time, no asset allocation program is required for this rider.  If the Company requires an asset allocation program in the future, the asset allocation program will only apply to new purchasers of this rider.  The Death Benefit Enhancement available as part of the package differs from the death benefit riders described above, see WHAT ARE THE DEATH BENEFITS UNDER MY CONTRACT.

If this rider is purchased, the Company guarantees that the Annuitant or Joint Annuitants, if selected, can withdraw an amount annually as long as the Annuitant or either of the Joint Annuitants is alive.  The amount which can be withdrawn is called the Guaranteed Annual Lifetime Withdrawal Amount (“Withdrawal Amount”) and equals the Lifetime Withdrawal Base (“Withdrawal Base”) multiplied by the Guaranteed Annual Lifetime Withdrawal Percentage (“Withdrawal Percentage”).

Withdrawal Base.  The Withdrawal Base is the greater of (a) or (b) where:

(a)          is the Contract Value on the date of the first withdrawal, prior to the first withdrawal; and

(b)         is the sum of (1) plus (2), where:

(1) is the Contract Value on the rider effective date; and

(2) is each purchase payment received after the rider effective date.

Withdrawal Percentage.  For a Single Life Guarantee, the Withdrawal Percentage is based on the age of the Annuitant at the time of the first withdrawal.  For a Joint Life Guarantee, the Withdrawal Percentage is based on the age of the younger of the Annuitant or Joint Annuitant at the time of the first withdrawal.  Set forth below are examples of the Withdrawal Percentages for your Contract.

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Single or Joint Life Guarantee

Age of Annuitant (at time of first withdrawal)	Withdrawal Percentage
Under 55	2.5%
55-59	3.0%
60-64	3.5%
65-69	4.0%
70-74	4.5%
75 and older	5.0%

The Withdrawal Base is subject to certain adjustments while the rider is in effect.  The Withdrawal Base will automatically be increased by an inflation adjustment on each contract anniversary after the first withdrawal from the Contract and will be increased if the Contract Owner purchases a step-up benefit.  The Withdrawal Base will be reduced if cumulative withdrawals in a Contract Year exceed the Withdrawal Amount.

Inflation Adjustment.  The inflation adjustment is credited to the Withdrawal Base following the first withdrawal.  The inflation adjustment is made on each contract anniversary and equals (a) multiplied by (b), where:

(a)           is the current CPI Factor; and

(b)           is the average monthly value of the Withdrawal Base throughout the Contract Year.

CPI Factor.  The CPI Factor equals the ratio of (a) to (b), where:

(a)           is the greater of 0 and the difference between (1) and (2), where:

(1)           is the Consumer Price Index for All Urban Consumers (“CPI-U”) released in the previous month; and

(2)           is the CPI-U released twelve months prior to the most recent release; and

(b)           is the CPI-U released twelve months prior to the most recent release.

The CPI-U is published monthly by the United States Department of Labor.  If this index is discontinued or a new Index series is established on a different basis, the Company may establish a new basis for determining the CPI Factor.  The Contract Owner will be given at least 90 days notice prior to any such change.

The CPI Factor will be updated on the first day of the month of each contract anniversary.  On the first contract anniversary following the first withdrawal, the CPI Factor will be prorated for the partial year between the date of the first withdrawal and the contract anniversary.

Step-Up Benefit and Step-Up Benefit Date.  The Step-Up Benefit allows the Contract Owner to increase the Withdrawal Base to an amount equal to 100% of the Contract Value as of the Step-Up Benefit Date.  This would increase the Withdrawal Amount which would then equal the increased Contract Value multiplied by the Withdrawal Percentage.

The first Step-Up Benefit Date a Contract Owner can elect is the third contract anniversary starting with the rider’s effective date.  Subsequent Step-Up Benefit Dates can be no earlier than the third anniversary of the previous Step-Up Benefit Date.

Election of a Step-Up Benefit must be made in writing by the Contract Owner and received by the Company, in good order, at least thirty days prior to the contract anniversary on which the Step-Up Benefit is effective.

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Excess Withdrawal Reduction.  If your cumulative withdrawals in a Contract Year exceed the Withdrawal Amount, the Withdrawal Base will be reduced.  The Excess Withdrawal is the amount by which the cumulative withdrawals exceed the Withdrawal Amount.  The reduction is determined by multiplying the Excess Withdrawal by the ratio of (a) to (b) where:

(a)           is the Withdrawal Base; and

(b)           is the Contract Value immediately prior to the withdrawal of the Excess Withdrawal.

Waiting Bonus.  In addition to the adjustments to the Withdrawal Base described above, the Withdrawal Percentage can be increased by an amount (the “Waiting Bonus”) which is added to the Withdrawal Percentage if the first withdrawal is taken after a specified contract anniversary.  The Waiting Bonus percentages are as follows:

Contract Year at First Withdrawal	Waiting Bonus
0 - 5	0%
6 -10	0.5%
11 and later	1.0%

The Waiting Bonus will only be applied to purchase payments made prior to the first contract anniversary.  Purchase payments made after the first contract anniversary will become part of the Withdrawal Base but will not receive the Waiting Bonus.

Effect of Withdrawals Less Than the Withdrawal Amount.  If total withdrawals in a Contract Year are less than the Withdrawal Amount, the Withdrawal Amount is not increased in subsequent Contract Years.

Effect of Required Minimum Distributions on Withdrawal Amount.  The Withdrawal Amount will be increased in any Contract Year in order to meet that Contract Year’s required minimum distribution requirement according to the Code.  This increase will not be treated as an Excess Withdrawal and applies only in relation to the required minimum distribution based on the value of the Contract.

Annuity Payments.  The Contract Owner can elect to receive annuity payments under one of the following options:

(a)           apply the Contract Value to any of the annuity options available in the Annuity Options section of the Contract;

(b)           request that as of the annuity payment commencement date, annuity payments are made each year equal to the Withdrawal Amount until the death of the Annuitant for Single Life Guarantees, or the death of the Annuitant and Joint Annuitant for Joint Life Guarantees;

If annuity payments are to commence and none of the above elections have been made, then the default annuity option in your Contract will apply.

Remaining Payments When Contract Value is Reduced to Zero.  If the Contract Value is reduced to zero and the Withdrawal Base is still positive, such Remaining Payments will be made once each Contract Year.  In this situation, no additional purchase payments will be accepted.  The only provisions of the Contract that remain in effect are those that are associated with Remaining Guaranteed Lifetime Withdrawal Benefit Payments.

If the Contract Value is reduced to zero in a Contract Year and there is any Withdrawal Amount due for that year, the Contract Owner will receive any Remaining Payment, as of the date the Contract Value is reduced to zero.

Joint and Single Life Guarantees.  The Guaranteed Lifetime Withdrawal Benefit can be purchased on a single or a joint life basis.  A Joint Life Guarantee is issued when a Joint Annuitant is specified in the Contract Specifications.  The Withdrawal Amount is guaranteed over the lifetime of the Annuitant and Joint Annuitant.  The Joint Annuitant must be the spouse of the Annuitant on the rider effective date.  If the Contract Owner is a natural person, the Contract Owner must also be the Annuitant and the spouse must be the Joint Annuitant and Successor Owner.

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A Single Life Guarantee is issued when a Joint Annuitant is not specified in the Contract Specifications.  The Withdrawal Amount is guaranteed over the lifetime of the Annuitant. If the Contract Owner is a natural person, the Contract Owner must also be the Annuitant.

A Single Life Guarantee cannot be converted to a Joint Life Guarantee.  If no withdrawals have been taken, a Joint Life Guarantee can be changed to a Single Life Guarantee.  The Joint Annuitant can also be changed to the Annuitant’s current spouse if no withdrawals have been taken.  If a withdrawal has been taken, the Joint Annuitant cannot be changed.  The Joint Annuitant can be dropped from the Contract, but the charge for the Rider would remain at the Joint Life Guarantee charge, and the Withdrawal Percentage would not change.

Note that the Joint Guarantee Life Guarantee option acts like a second to die policy.  Therefore, the contract with the Joint Life Guarantee option is set up with one owner and two annuitants.  Upon the death of the first annuitant, the second annuitant becomes the successor owner.  The contract then stays in force and the living benefit features continue until the death of the second annuitant.  Also note that the successor owner has no contractual rights while the owner is alive, and steps into ownership upon the death of the owner.  In addition, it is important to name someone other than one of the two spouses as beneficiary.

Death Benefit Enhancement.  Prior to the Annuity Date and upon receipt of due proof of the Annuitant’s death for Single Life Guarantees, or the last death of the Annuitant and Joint Annuitant for Joint Life Guarantees, and the necessary forms to make payment to a Beneficiary, the Company will pay a Death Benefit Enhancement in addition to the death benefit provided in your Contract.  The Death Benefit Enhancement is equal to the remaining Death Benefit Enhancement Benefit Base (the “Benefit Base”), minus the sum of the Fixed Account death benefit and the Variable Account death benefit payable under the Contract.  The Death Benefit Enhancement cannot be less than zero. The maximum Death Benefit Enhancement is $1 million.

Benefit Base.  For purposes of calculating the Death Benefit Enhancement, the Benefit Base is the greatest of (a), (b) or (c) below, where:

(a)           is the Contract Value on the date of the first withdrawal, just before the first withdrawal; and

(b)           is the sum of (1) plus (2), where:

(1)                                  is the Contract Value on the rider effective date accumulated on a daily basis at a rate of 5% (3% for Contracts issued in Washington) until the earliest of:

(i)                                     10 years from the Contract issue date;

(ii)                                  attainment of age 80 of the Annuitant, or age 80 of the younger of the Annuitant or the Joint Annuitant;

(iii)                               the date of the first withdrawal; and

(2)                                  is each purchase payment received after the rider effective date but prior to the first withdrawal accumulated on a daily basis at a rate of 5% (3% for Contracts issued in Washington) until the earliest of:

(i)                                     10 years from the Contract issue date,

(ii)                                  attainment of age 80 of the Annuitant, or age 80 of the younger of the Annuitant or the Joint  Annuitant,

(iii)                               the date of the first withdrawal; and

(c)           the highest Contract Value as of a contract anniversary date until the earliest of:

(i)                                     10 years from the Contract issue date;

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(ii)           attainment of age 80 of the Annuitant for Single Life Guarantees, or age 80 of the younger of the Annuitant or the Joint Annuitant for Joint Life Guarantees;

(iii)          the date of the first withdrawal.

Purchase payments made after the date of the first withdrawal will increase the Benefit Base on a dollar-for-dollar basis.

Any increase in the Guaranteed Withdrawal Benefit Base as a result of a Step-Up Benefit will increase the Death Benefit Enhancement Benefit Base as of the Step-Up Benefit Date.

Effect of Withdrawals on the Benefit Base.  If total withdrawals in a Contract Year are less than the Withdrawal Amount, the Benefit Base is reduced for the withdrawals on a dollar-for-dollar basis.  If the total withdrawals in a Contract Year exceed the Withdrawal Amount, the Benefit Base is reduced for the amount of the Excess Withdrawals by multiplying the Excess Withdrawal by the ratio of (a) to (b) where

(a)           is the Benefit Base immediately prior to the Excess Withdrawal; and

(b)           is the Contract Value immediately prior to the withdrawal of the Excess Withdrawal.

Impact of Annuitant’s Death for Joint Life Guarantees.  If the Annuitant dies and the Joint Annuitant is still alive, the Joint Annuitant can surrender the Contract and receive a Death Benefit equal to the Contract Value.  If no withdrawals have been taken, the guarantee converts to a Single Life Guarantee based on the Joint Annuitant’s lifetime.  If withdrawals have been taken, the guarantee does not change and the Withdrawal Amount applies to the Joint Annuitant’s lifetime.

If the Joint Annuitant is not alive on the date of death of the Annuitant, the Death Benefit is payable to a Beneficiary and the rider is terminated.

Impact of Joint Annuitant’s Death for Joint Life Guarantees.  If the Joint Annuitant dies and the Annuitant is still alive, no Death Benefit is paid.  If no withdrawals have been taken, the Contract Owner has the option, upon written request to the Company to convert the guarantee to a Single Life Guarantee based on the Annuitant’s lifetime.  If the Annuitant does not convert the guarantee to a Single Life Guarantee, the Annuitant may name a new spouse as the Joint Annuitant before withdrawals are taken.  If withdrawals have been taken, the guarantee does not change and the Withdrawal Amount applies to the Annuitant’s lifetime.

If the Annuitant is not alive on the date of death of the Joint Annuitant, the Death Benefit is payable to a Beneficiary and the rider is terminated.

Transfer Limits.  Notwithstanding any other provision of this Contract, no more than two transfers may be made in a calendar month and no more than 12 such transfers can be made in a calendar year.

For information on the cost of this package of enhancements, see “What Charges Do I Pay?” in this prospectus.

Termination of Rider.   This Rider will terminate:

(a)           on any contract anniversary, after the third contract anniversary immediately following receipt by the Company of a written request by the Contract Owner to discontinue the Rider;

(b)           if the Contract Value equals zero and there is no Withdrawal Amount due in future years;

(c)           upon full surrender of the Contract;

(d)           on the date of the death of the Annuitant for Single Life Guarantees, or the date of the last death of the Annuitant or Joint Annuitant for Joint Life Guarantees; or

(e)           upon annuitization.

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Deferment of Payments and Transfers

We reserve the right to defer a withdrawal, a transfer of Contract Value, or annuity payments funded by the Separate Account if:  (a) the NYSE is closed (other than customary weekend and holiday closings); (b) trading on the NYSE is restricted; (c) an emergency exists that makes it impractical for us to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors.  Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

What Charges Do I Pay?

The following discussion explains the Contract charges that you pay.  You also pay expenses of the Funds that you select as investment options in the Separate Account.  See the prospectuses of the Funds for information on Fund expenses.

Administration Charges.  These charges reimburse us for administering the Contract and the Separate Account.

•                                          We deduct from your Variable Account Value, an annual contract administration charge that is the lesser of $40 or 2% of your Variable Account Value on the deduction date, the last day of your contract year.  This charge will also be deducted if the Variable Account Value is withdrawn or transferred in full on a date other than the deduction date.  You will not pay this charge if your Variable Account Value is more than $100,000 on the deduction date.  To pay this charge, we cancel Accumulation Units credited to your Contract, pro rata among the Subaccounts in which you invest.

•                                          We deduct from the net asset value of the Separate Account a daily administration charge that currently is, and will not exceed, an effective annual rate of 0.15%.

For transfers among investment options other than dollar cost averaging and automatic rebalancing, we reserve the right to charge for making the transfer, although we have no present intention of doing so.

Mortality and Expense Risk Charge.  We deduct from the net asset value of the Separate Account a daily mortality and expense risk charge that currently is, and will not exceed, an effective annual rate of 1.20%.  This charge compensates us for the mortality-related guarantees we make under the Contract (e.g., the death benefit and the guarantee that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed), and for the risk that our administration charges will be insufficient to cover administration expenses over the life of the Contracts.  The mortality and expense risk charge is paid during both the accumulation and variable annuity payout phases of the Contract.

Contingent Deferred Sales Charge.  This charge pays for our sales expenses.  Sales expenses that are not covered by the deferred sales charge are paid from the surplus of the Company, which may include proceeds from the mortality and expense risk charge.

You pay this charge only if you withdraw a purchase payment within seven years of the effective date of payment.  We will apply the following schedule of contingent deferred sales charges to all withdrawals of purchase payments (including withdrawals of amounts attributable to the Guaranteed Minimum Withdrawal Benefit and Guaranteed Lifetime Withdrawal Benefit), which are not free withdrawals as described in the next subsection.

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Year After Purchase Payment In Which Withdrawal is Made	Applicable Charge
First	7%
Second	7%
Third	6%
Fourth	5%
Fifth	4%
Sixth	3%
Seventh	1.5%
Eighth and thereafter	0%

Purchase payments will be treated as withdrawn on a first-in, first-out basis, and will be treated as withdrawn before gains from market appreciation or interest is withdrawn from the Contract.  However, for Contracts sold to certain charitable remainder trusts, any gains will be treated as withdrawn first before the withdrawal of purchase payments.

The contingent deferred sales charge and other charges may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales or other expenses.  The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such Contracts.  The reduction will not unfairly discriminate against any Contract Owner.

Free Withdrawals.  The following withdrawals may be made free of the contingent deferred sales charge.

Seven-Year-Old Purchase Payments.  You may withdraw any purchase payment that was made more than 7 years before the withdrawal without incurring a contingent deferred sales charge.

Annual Withdrawals of 15% of Purchase Payments.  On the last day of the first Contract Year and once each Contract Year thereafter, you may withdraw an amount (the “Free Withdrawal Amount”), without incurring a contingent deferred sales charge, up to 15% of total purchase payments as of the date of the request.  You may take a free withdrawal on a single sum basis or systematically, but not both.  The Free Withdrawal Amount will be applied to purchase payments on a first-in, first-out basis.  With respect to any withdrawal in excess of the free withdrawal limit in a Contract Year, the contingent deferred sales charge schedule set forth above will apply to the remainder of the purchase payments so withdrawn on a first-in, first-out basis.  This free withdrawal applies only to the first withdrawal request made in a Contract Year and the amount is not cumulative from year to year.

Cumulative Free Withdrawals.  In lieu of the annual 15% of purchase payment withdrawal right described in the preceding section, you may elect the cumulative free withdrawal rider at the time the Contract is issued.  Under this rider, you may elect to withdraw up to 10% of your purchase payments in a Contract Year.  To the extent that the Free Withdrawal Amount in a Contract Year is not withdrawn, such Free Withdrawal Amount may be carried forward and taken in a subsequent Contract Year, subject to the limit of 50% of total purchase payments as of the date of withdrawal.  The Free Withdrawal Amount will be applied to purchase payments on a first-in, first-out basis.  With respect to any withdrawal in excess of the free withdrawal limit in a Contract Year, the contingent deferred sales charge schedule set forth above will apply to the remainder of the purchase payments so withdrawn on a first-in, first-out basis.

Medically Related Withdrawal.  Subject to state law, after the first Contract Year and before the Annuity Date, you may withdraw, without incurring a contingent deferred sales charge, all or part of your Contract Value if certain medically related contingencies occur.  This free withdrawal is available if you are (1) first confined in a nursing home or hospital while this Contract is in force and remain confined for at least 90 days in a row, or (2) first diagnosed as having a fatal illness (an illness expected to result in death within 2 years for 80% of diagnosed cases) while this Contract is in force.  The precise terms and conditions of this benefit are set forth in the Contract.  It is not available if your age at issue is greater than 75.  The medically related contingencies that must be met for free withdrawal vary in some states.  The maximum amount that may be withdrawn under this free withdrawal

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provision is $500,000, including amounts withdrawn from other annuity contracts issued by us and our affiliates containing a comparable free withdrawal provision.

Disability Related Withdrawal.  You may withdraw, without incurring a contingent deferred sales charge, part or all of your Contract Value if you (you or the Annuitant for qualified contracts) become totally disabled as defined in the Contract.

Other Withdrawals.  There is no contingent deferred sales charge imposed upon minimum distributions under qualified contracts which are required by the Code.

Contract Rider Charges.  You may elect to purchase optional contract riders to increase the benefits paid under your Contract.  If you purchase any optional contract riders, the charges for which are deducted annually, and make a full surrender of your Contract before the costs for these optional contract riders have been deducted, your Contract Value will be reduced by the accrued costs of the optional contract riders, plus any applicable surrender charge.

Guaranteed Minimum Step-Up Death Benefit Rider.  The current charge for the rider is 0.20% of the average annual Variable Account Value.  We may, at our discretion, raise the current charge to a maximum rate of 0.25%.

Guaranteed Minimum Rising-Floor Death Benefit Rider.  The current and guaranteed charge for the rider is 0.35% of the average annual Variable Account Value.

Estate Enhancement Death Benefit Rider.  For Annuitants who are 60 years of age or less, the current charge for the rider is 0.15% of the average Variable Account Value and Fixed Account Value.  For Annuitants between the age of 61 and 70 years, the current charge is 0.25% and for Annuitants between the age of 71 and 80, the current charge is 0.55%.  The guaranteed maximum charge that we may make for this rider for issue ages of 60 years or less, issue ages between 61 and 70, and issue ages between 71 and 80 are 0.20%, 0.30% and 0.60%, respectively.

The accumulated charges for the enhanced guaranteed minimum and for the estate enhancement death benefit riders will be made on each contract anniversary and at any time the Variable Account Value is withdrawn or transferred in full.  The charge will be deducted by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the Subaccounts comprising the Variable Account Value.

Death Benefit Enhancement Riders.  We will calculate a charge on the first day of each calendar month but only if the Death Benefit Enhancement is greater than zero on that day.  The monthly charges will be accumulated during a Contract Year and deducted on the contract anniversary.  In addition, we will deduct any uncollected rider charges on the date we pay the death benefit under your Contract, the date you elect to begin taking annuity payments or the date you surrender your Contract.

The charge for any month will be the rate from the tables shown below based on the attained age of the Annuitant as of the prior contract anniversary multiplied by the Death Benefit Enhancement.  There is no charge for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

We will deduct the charge by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the Subaccounts comprising the Variable Account Value.  The charge is the same whether you choose the Rising Floor Plus Death Benefit Enhancement Rider or the Step-Up Plus Death Benefit Enhancement Rider.

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Attained Age	Monthly Charge per $ 1,000 of Benefit
Less than 40	$ 0.208
40-44	0.208
45-49	0.333
50-54	0.458
55-59	0.708
60-64	1.083
65-69	1.667
70-74	2.708
75-79	4.250
80-84	7.083
85-89	11.000
90-94	17.292

Optional Guaranteed Minimum Accumulation Benefit Rider.  The rider charge for this benefit, to be assessed annually, will be a percentage of the monthly Contract Value that is allocated to the variable sub-accounts.  The current effective annual charge for this agreement is .50% and may not be increased beyond the maximum of 1.00%.  If a step-up benefit is elected, the monthly charge may be increased, but not above the then current charge applicable to the class of Contract Owners then electing such benefit.  We will deduct any accrued, but uncollected rider charges on the date you surrender your Contract or upon your death as of the date of surrender or death.  No rider charge will be imposed upon annuitization.

Optional Combined Minimum Accumulation Benefit and Guaranteed Minimum Withdrawal Benefit Rider.  The rider charge for this package of enhancements, to be assessed annually, will be a percentage of the monthly Contract Value that is allocated to the variable sub-accounts.  The current effective annual charge for this agreement is 0.65% for a Single Life Guarantee and 0.85% for a Joint Life Guarantee, and may not be increased beyond the maximum of 1.00%.  If a step-up benefit is elected, the monthly charge may be increased, but not above the then current charge applicable to the class of Contract Owners then electing such benefit.  We will deduct any accrued, but uncollected rider charges on the date you surrender your Contract or upon your death as of the date of surrender or death.  No rider charge will be imposed upon annuitization.

Guaranteed Lifetime Withdrawal Benefit Rider.  On an annual basis the rider charge for this benefit will be a percentage of the monthly average of the withdrawal base and will be deducted from the contract value.  The current effective annual charge for the Rider is 0.65% for a Single Life Guarantee and 0.85% for a Joint Life Guarantee and neither may be increased beyond a maximum of 1.25%.  If the step-up benefit is elected, the rider charge may be increased, but not above the then current charge applicable to the class of Contact Owners then electing this benefit.  We will deduct any accrued, but uncollected rider charges on the date you surrender your Contract or upon your death as of the date of surrender or death.  No rider charge will be imposed upon annuitization.

Underlying Fund Charges.  The Funds assess fees and charges that you pay indirectly through your investment subaccount.  For more information about these fees see EXPENSES in this prospectus and the fee table in a Fund’s prospectus.

Premium Taxes.  Some states and municipalities impose premium taxes on purchase payments received by insurance companies.  Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments.  Currently, state premium taxes on purchase payments range from 0% to 3½%.

The Company or an affiliate may receive asset-based compensation from the Funds’ advisors or their affiliates for, among other things, customer service and recordkeeping services with respect to those assets.  These payments are not charges under your Contract and do not increase the Underlying Fund or Contract charges described in this section or in the fee table.

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MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT

General Information

If you participate in our dollar cost averaging program, you may allocate money to a Six Month or Twelve Month Dollar Cost Averaging Account in our fixed interest account. The interest rate that you earn is set at the time that you invest and will not vary during the period.  The rate will never be less than 3%, unless applicable law permits a reduction.  If you stop dollar cost averaging while the money is allocated to a Dollar Cost Average Account, your money will be transferred to the Money Market Subaccount.

You may transfer money in the fixed interest account to Subaccounts, subject to the provisions of your Contract.  The One Year Fixed Interest Account is not available to Contracts issued on or after August 11, 2003.

FEDERAL INCOME TAX CONSIDERATIONS

The following is a general summary of some federal income tax considerations.  It is based on the law in effect on the date of this prospectus, which may change, and does not address state or local tax laws.  For further information, you should consult qualified tax counsel.

You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your Beneficiary as a withdrawal, death benefit or an annuity payment.

Withdrawals and Death Benefits.  You may pay tax on a withdrawal, and your Beneficiary may pay tax on a death benefit.  The taxable portion of these payments generally will be the amount by which the payment exceeds your cost.  Thus, you or your Beneficiary generally will have taxable income to the extent that your Contract Value exceeds your purchase payments.  Ordinary income tax rates apply.  If you designate a Beneficiary who is either your grandchild or is more than 37 1/2 years younger than you, you may be subject to the Generation Skipping Transfer Tax under Section 2601 of the Code.

In the case of a nonqualified Contract and death of an Annuitant who was not the Contract Owner, an election to receive the death benefit in the form of annuity payment must be made within 60 days.  If such election is not made, the gain from the Contract will generally be taxed as a lump sum payment, as described in the preceding paragraph.

Annuity Payments.   The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract.  The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs.  If a Contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

If your nonqualified Contract contains a Guaranteed Minimum Withdrawal Benefit Rider, certain rules may apply.  It is not clear whether guaranteed minimum withdrawal benefit payments made during the settlement or income (payout) phase may be taxed as either withdrawals or annuities.  In view of this uncertainty, we intend to adopt a conservative approach and treat guaranteed minimum withdrawal payments during the settlement phase under nonqualified Contracts as withdrawals.  Consult a tax advisor before purchasing a Guaranteed Minimum Withdrawal Benefit Rider or option.

Early Withdrawals.  An additional income tax of 10% may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply.  Generally, there will be no additional income tax on:

39

•                                          early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary;

•                                          withdrawals made on or after age 59 1/2;

•                                          distributions made after death; or

•                                          withdrawals attributable to total and permanent disability.

Transfers.   You may pay tax if you transfer your Contract to someone else.  If the transfer is for less than adequate consideration, the taxable portion would be the Contract Value at the time of transfer over the investment in the Contract at such time.  This rule does not apply to transfers between spouses or to transfers incident to a divorce.

Separate Account Diversification.   Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be “adequately diversified” in order for the Contract to be treated as an annuity contract for tax purposes.  The Treasury Department has issued regulations prescribing such diversification requirements.  The Separate Account, through each of the available funds of the Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments’ Variable Insurance Products Fund, Fidelity Investments’ Variable Insurance Products Fund II, and Van Kampen’s The Universal Institutional Funds, Inc. intends to comply with those requirements.  The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.

The Treasury Department has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.  If a variable contract owner is treated as owner of separate account assets, income and gain from the assets would be includable in the variable contract owner’s gross income.  The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular Subaccounts without being treated as owners of the underlying shares.  No such regulations have been issued to date.  The Internal Revenue Service has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 subaccounts and make not more than one transfer per month without charge did not result in the owner of a contract  being treated as the owner of the assets in the subaccount under the investment control doctrine.

The ownership rights under your Contact are similar to, but different in certain respects from, those described by the IRS in Revenue Ruling 2003-91 and other rulings in which it was determined that contract owners were not owners of the subaccount assets.  Although we do not believe this to be the case, these differences could result in Contact owners being treated as the owners of the assets of the Subaccounts under the Contract.  We, therefore, reserve the right to modify the Contact as necessary to attempt to prevent the owners of the Contact from being considered the owners of a pro rata share of the assets of the Subaccounts under the Contact.   It is possible that when regulations or additional rulings are issued, the Contracts may need to be modified to comply with them.

Qualified Plans.  The Contracts may be used in connection with certain retirement plans that qualify for special tax treatment under the Code.  The plans include rollover individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs) and certain tax deferred annuities qualified under Section 403(b) of the Code. Qualified Contracts have special provisions in order to be treated as qualified under the Code.

For some types of qualified retirement plans, there may be no cost basis in the Contract.  In this case, the total payments received may be taxable.  Before purchasing a contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

Distribution must generally commence from individual retirement annuities and from Contracts qualified under Section 403(b) no later than the April 1 following the calendar year in which the Contract Owner attains age

40

70½.  Failure to make such required minimum distributions may result in a 50% tax on the amount of the required distribution.

If your qualified contract contains a Guaranteed Minimum Withdrawal Benefit Rider, certain rules may apply.  If you elect a guaranteed minimum withdrawal benefit and your minimum required distribution amount exceeds your guaranteed withdrawal amount, you will have to withdraw more than the guaranteed withdrawal amount to avoid imposition of a 50% excise tax.  It is not clear whether guaranteed minimum withdrawal benefit payments made during the settlement phase will be taxed as withdrawals or as annuity payments.  In view of this uncertainty, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the Contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the Guaranteed Minimum Withdrawal Benefit Rider itself.

Generally, under a nonqualified annuity or rollover individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that the Company believes are includable in gross income for tax purposes will be subject to mandatory withholding to meet federal income tax obligations.  The same treatment will apply to distributions from a Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions.  Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan.

This general summary of federal income tax does not address every issue that may affect you.  You should consult qualified tax counsel.

Distribution Arrangements

Penn Mutual has a distribution agreement with Hornor, Townsend & Kent, Inc. (“HTK”) to act as principal underwriter for the distribution and sale of the Contracts.  HTK is a wholly owned subsidiary of Penn Mutual and is located at 600 Dresher Road, Suite C1C, in Horsham, Pennsylvania, 19044.  HTK sells the Contracts through its sales representatives.  HTK has also entered into selling agreements with other broker-dealers who in turn sell the Contracts through their sales representatives.  HTK is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Penn Mutual enters into selling agreements with HTK and other broker-dealers whose registered representatives are authorized by state insurance and securities departments to solicit applications for the Contracts.  Sales and renewal compensation are paid to these broker-dealers for soliciting applications as premium-based commission, asset-based commission (sometimes referred to as “trails” or “residuals”), or a combination of the two.  Premium-based commissions on purchase payments made under the Contract will not exceed 7% and trailer commissions based on a percentage of Contract Value may be paid.

In addition to or partially in lieu of commission, Penn Mutual may also make override payments and pay expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances.  Such payments may offset broker-dealer expenses in connection with activities they are required to perform, such as educating personnel and maintaining records.  Registered representatives may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.

Such additional compensation may give Penn Mutual greater access to registered representatives of the broker-dealers that receive such compensation.  While this greater access provides the opportunity for training and other educational programs so that your registered representative may serve you better, this additional compensation also may afford Penn Mutual a preferred’ status at the recipient broker-dealer (along with other product vendors that provide similar support) and offer some other marketing benefit such as web site placement, access to registered representative lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer’s sales force that otherwise influences the way that the broker-dealer and the registered representative market the contracts.

41

Finally, within certain limits imposed by the FINRA, registered representatives who are associated with HTK, as a Penn Mutual broker-dealer affiliate, may qualify for sales incentive programs and other benefits sponsored by Penn Mutual.  These HTK registered representatives are also agents of Penn Mutual and upon achievement of specified annual sales goals may be eligible for compensation in addition to the amounts stated above, including bonuses, fringe benefits, financing arrangements, conferences, trips, prizes and awards.

All of the compensation described in this section, and other compensation or benefits provided by Penn Mutual or its affiliates, may be more or less than the overall compensation on similar or other products and may influence your registered representative or broker-dealer to present this Contract rather than other investment options.

Individual registered representatives typically receive a portion of the compensation that is paid to the broker-dealer in connection with the Contract, depending on the agreement between the registered representative and their broker-dealer firm. Penn Mutual is not involved in determining that compensation arrangement, which may present its own incentives or conflicts.  You may ask your registered representative how he/she will be compensated for the transaction.

42

STATEMENT OF ADDITIONAL INFORMATION CONTENTS

VARIABLE ANNUITY PAYMENTS	B-2
First Variable Annuity Payments	B-2
Subsequent Variable Annuity Payments	B-2
Annuity Units	B-2
Value of Annuity Units	B-2
Net Investment Factor	B-2
Assumed Interest Rate	B-3
Valuation Period	B-3

ADMINISTRATIVE AND RECORDKEEPING SERVICES	B-3

DISTRIBUTION OF CONTRACTS	B-3

CUSTODIAN	B-3

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	B-3

LEGAL MATTERS	B-4

FINANCIAL STATEMENTS	B-4

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APPENDIX A

This Appendix contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Subaccounts of the Separate Account.  The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

PENN SERIES MONEY MARKET FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$11.535	$11.173	$11.014	$11.058	$11.112
Accumulation Unit Value, end of period	$11.945	$11.535	$11.173	$11.014	$11.058
Number of Accumulation Units outstanding, end of period	911,161	598,010	615,380	665,654	801,168

	Year Ended December 31,
	2002	2001	2000	1999(a)
Accumulation Unit Value, beginning of period	$11.080	$10.800	$10.321	$10.000
Accumulation Unit Value, end of period	$11.112	$11.080	$10.800	$10.321
Number of Accumulation Units outstanding, end of period	2,078,717	1,696,300	1,261,586	826,316

(a)          For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

PENN SERIES LIMITED MATURITY BOND FUND SUBACCOUNT (a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$12.501	$12.125	$12.032	$11.919	$11.740
Accumulation Unit Value, end of period	$12.976	$12.501	$12.125	$12.032	$11.919
Number of Accumulation Units outstanding, end of period	721,636	658,279	568,532	588,630	609,498

	Year Ended December 31,
	2002	2001	2000	1999(b)
Accumulation Unit Value, beginning of period	$11.199	$10.645	$10.020	$10.000
Accumulation Unit Value, end of period	$11.740	$11.199	$10.645	$10.020
Number of Accumulation Units outstanding, end of period	575,820	215,295	97,580	61,833

(a)          Neuberger Berman AMT Limited Maturity Bond Portfolio Subaccount prior to May 1, 2000.

(b)         For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

PENN SERIES QUALITY BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$13.827	$13.315	$13.166	$12.759	$12.180
Accumulation Unit Value, end of period	$14.505	$13.827	$13.315	$13.166	$12.759
Number of Accumulation Units, outstanding, end of period	1,819,206	1,797,370	1,654,042	1,611,772	1,715,704

	Year Ended December 31,
	2002	2001	2000	1999(a)
Accumulation Unit Value, beginning of period	$11.727	$10.914	$9.877	$10.000
Accumulation Unit Value, end of period	$12.180	$11.727	$10.914	$9.877
Number of Accumulation Units, outstanding, end of period	1,650,175	1,079,034	493,202	261,461

(a)          For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$15.370	$14.167	$13.926	$12.750	$10.496
Accumulation Unit Value, end of period	$15.704	$15.370	$14.167	$13.926	$12.750
Number of Accumulation Units outstanding, end of period	683,584	743,466	732,488	695,958	688,061

	Year Ended December 31,
	2002	2001	2000	1999(a)
Accumulation Unit Value, beginning of period	$10.288	$9.752	$10.264	$10.000
Accumulation Unit Value, end of period	$10.496	$10.288	$9.752	$10.264
Number of Accumulation Units outstanding, end of period	523,952	428,819	307,326	164,772

(a)          For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$25.035	$21.994	$20.671	$17.669	$13.785
Accumulation Unit Value, end of period	$28.802	$25.035	$21.994	$20.671	$17.669
Number of Accumulation Units outstanding, end of period	6,423,427	6,465,368	5,730,996	4,763,280	3,800,706

PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT (continued)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2002	2001	2000	1999(a)
Accumulation Unit Value, beginning of period	$13.845	$12.724	$10.552	$10.000
Accumulation Unit Value, end of period	$13.785	$13.845	$12.724	$10.552
Number of Accumulation Units outstanding, end of period	2,979,859	2,288,053	1,115,704	544,267

(a)          For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

PENN SERIES GROWTH STOCK FUND SUBACCOUNT (a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$6.538	$5.864	$5.600	$5.072	$4.575
Accumulation Unit Value, end of period	$7.041	$6.538	$5.864	$5.600	$5.072
Number of Accumulation Units outstanding, end of period	1,855,193	1,557,060	1,334,244	1,277,922	1,381,801

	Year Ended December 31,
	2002	2001	2000	1999(b)
Accumulation Unit Value, beginning of period	$7.124	$9.672	$13.267	$10.000
Accumulation Unit Value, end of period	$4.575	$7.124	$9.672	$13.267
Number of Accumulation Units outstanding, end of period	1,589,351	1,604,166	1,340,612	371,063

(a)          Penn Series Growth Equity Fund Subaccount prior to August 1, 2004.

(b)         For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

PENN SERIES LARGE CAP VALUE FUND SUBACCOUNT (a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$14.677	$12.578	$12.377	$11.116	$8.819
Accumulation Unit Value, end of period	$15.019	$14.677	$12.578	$12.377	$11.116
Number of Accumulation Units outstanding, end of period	1,417,572	1,464,807	1,541,931	1,479,294	1,478,707

PENN SERIES LARGE CAP VALUE FUND SUBACCOUNT (a) (continued)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2002	2001	2000	1999(b)
Accumulation Unit Value, beginning of period	$10.511	$10.916	$9.823	$10.000
Accumulation Unit Value, end of period	$8.819	$10.511	$10.916	$9.823
Number of Accumulation Units outstanding, end of period	1,386,377	1,157,857	735,916	332,695

(a)          Penn Series Value Equity Fund Subaccount prior to May 1, 2000.

(b)         For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

PENN SERIES LARGE CAP GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$11.351	$11.095	$11.112	$10.365	$8.364
Accumulation Unit Value, end of period	$11.726	$11.351	$11.095	$11.112	$10.365
Number of Accumulation Units outstanding, end of period	449,287	466,115	398,878	376,295	249,091

Year Ended December 31,
2002(a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, end of period	$8.364
Number of Accumulation Units outstanding, end of period	69,150

(a)   For the period May 1, 2002 (date Subaccount was established) through December 31, 2002.

PENN SERIES INDEX 500 FUND SUBACCOUNT (a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$11.507	$10.109	$9.807	$8.998	$7.103
Accumulation Unit Value, end of period	$11.930	$11.507	$10.109	$9.807	$8.998
Number of Accumulation Units outstanding, end of period	1,808,169	1,947,201	2,022,636	2,312,567	2,382,511

	Year Ended December 31,
	2002	2001	2000	1999(b)
Accumulation Unit Value, beginning of period	$9.263	$10.667	$11.913	$10.000
Accumulation Unit Value, end of period	$7.103	$9.263	$10.667	$11.913
Number of Accumulation Units outstanding, end of period	2,488,392	2,351,350	2,058,202	933,121

(a)          Fidelity Investments Variable Insurance Products Index 500 Portfolio Subaccount prior to May 1, 2000.

(b)         For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

PENN SERIES MID CAP GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$7.741	$7.346	$6.619	$6.024	$4.090
Accumulation Unit Value, end of period	$9.557	$7.741	$7.346	$6.619	$6.024
Number of Accumulation Units outstanding, end of period	1,301,650	1,264,780	1,209,858	1,290,197	1,356,757

	Year Ended December 31,
	2002	2001	2000(a)
Accumulation Unit Value, beginning of period	$6.150	$8.671	$10.000
Accumulation Unit Value, end of period	$4.090	$6.150	$8.671
Number of Accumulation Units outstanding, end of period	1,124,269	843,729	459,304

(a)          For the period May 1, 2000 (date Subaccount was established) through December 31, 2000.

PENN SERIES MID CAP VALUE FUND SUBACCOUNT (a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$21.714	$19.754	$17.824	$14.667	$10.864
Accumulation Unit Value, end of period	$22.228	$21.714	$19.754	$17.824	$14.667
Number of Accumulation Units outstanding, end of period	755,341	765,322	718,492	585,547	552,203

	Year Ended December 31,
	2002	2001	2000	1999(b)
Accumulation Unit Value, beginning of period	$12.156	$12.725	$10.606	$10.000
Accumulation Unit Value, end of period	$10.864	$12.156	$12.725	$10.606
Number of Accumulation Units outstanding, end of period	533,458	464,778	313,293	163,977

(a)          Neuberger Berman Advisers Management Trust Partners Portfolio prior to May 1, 2000.

(b)         For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

PENN SERIES STRATEGIC VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$15.201	$13.728	$12.860	$10.490	$8.498
Accumulation Unit Value, end of period	$15.124	$15.201	$13.728	$12.860	$10.490
Number of Accumulation Units outstanding, end of period	546,057	515,699	505,444	354,495	213,190

Year Ended December 31,
2002(a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, End of period	$8.498
Number of Accumulation Units outstanding, end of period	79,364

(a)   For the period May 1, 2002 (date Subaccount was established) through December 31, 2002.

PENN SERIES SMALL CAP GROWTH FUND SUBACCOUNT (a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$15.243	$15.642	$14.919	$13.810	$9.489
Accumulation Unit Value, End of period	$16.198	$15.243	$15.642	$14.919	$13.810
Number of Accumulation Units outstanding, end of period	694,807	849,967	842,244	877,417	921,413

	Year Ended December 31,
	2002	2001	2000	1999(b)
Accumulation Unit Value, beginning of period	$16.607	$20.000	$28.370	$10.000
Accumulation Unit Value, End of period	$9.489	$16.607	$20.000	$28.370
Number of Accumulation Units outstanding, end of period	938,876	1,006,048	874,531	259,172

(a)   Penn Series Emerging Growth Fund Subaccount prior to August 1, 2004.

(b)   For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

PENN SERIES SMALL CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$23.979	$20.696	$20.233	$17.852	$10.349
Accumulation Unit Value, End of period	$22.402	$23.979	$20.696	$20.233	$17.852
Number of Accumulation Units outstanding, end of period	933,687	974,029	977,726	985,497	956,485

PENN SERIES SMALL CAP VALUE FUND SUBACCOUNT (continued)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2002	2001	2000	1999(a)
Accumulation Unit Value, beginning of period	$12.602	$10.941	$9.752	$10.000
Accumulation Unit Value, End of period	$10.349	$12.602	$10.941	$9.752
Number of Accumulation Units outstanding, end of period	865,651	741,383	422,650	109,420

(a)   For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$17.738	$13.793	$11.972	$9.334	$7.121
Accumulation Unit Value, End of period	$21.008	$17.738	$13.793	$11.972	$9.334
Number of Accumulation Units outstanding, end of period	1,543,118	1,335,273	996,810	861,314	813,870

	Year Ended December 31,
	2002	2001	2000	1999(a)
Accumulation Unit Value, beginning of period	$8.015	$11.303	$14.086	$10.000
Accumulation Unit Value, End of period	$7.121	$8.015	$11.303	$14.086
Number of Accumulation Units outstanding, end of period	829,715	913,631	817,962	169,274

(a)           For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

PENN SERIES REIT FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$23.841	$18.250	$16.374	$12.246	$9.161
Accumulation Unit Value, end of period	$19.316	$23.841	$18.250	$16.374	$12.246
Number of Accumulation Units outstanding, end of period	362,324	357,567	292,589	210,042	168,248

Year Ended December 31,
2002(a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, End of period	$9.161
Number of Accumulation Units outstanding, end of period	54,712

(a)           For the period May 1, 2002 (date Subaccount was established) through December 31, 2002.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST BALANCED PORTFOLIO SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$12.719	$11.649	$10.814	$10.027	$8.741
Accumulation Unit Value, end of period	$14.505	$12.719	$11.649	$10.814	$10.027
Number of Accumulation Units outstanding, end of period	454,775	481,665	516,494	610,583	663,748

	Year Ended December 31,
	2002	2001	2000	1999(a)
Accumulation Unit Value, beginning of period	$10.694	$12.510	$13.285	$10.000
Accumulation Unit Value, end of period	$8.741	$10.694	$12.510	$13.285
Number of Accumulation Units outstanding, end of period	749,799	774,831	625,675	86,030

(a)           For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

FIDELITY INVESTMENTS’ VARIABLE INSURANCE PRODUCTS EQUITY-INCOME PORTFOLIO SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$15.171	$12.793	$12.248	$11.131	$8.657
Accumulation Unit Value, end of period	$15.195	$15.171	$12.793	$12.248	$11.131
Number of Accumulation Units outstanding, end of period	1,457,373	1,383,791	1,350,475	1,357,365	1,377,747

	Year Ended December 31,
	2002	2001	2000	1999(a)
Accumulation Unit Value, beginning of period	$10.565	$11.267	$10.533	$10.000
Accumulation Unit Value, end of period	$8.657	$10.565	$11.267	$10.533
Number of Accumulation Units outstanding, end of period	1,320,920	1,179,488	904,527	381,000

(a)           For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

FIDELITY INVESTMENTS’ VARIABLE INSURANCE PRODUCTS GROWTH PORTFOLIO SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$9.816	$9.311	$8.920	$8.746	$6.673
Accumulation Unit Value, end of period	$12.294	$9.816	$9.311	$8.920	$8.746
Number of Accumulation Units outstanding, end of period	1,299,916	1,667,336	1,930,696	2,278,873	2,381,931

	Year Ended December 31,
	2002	2001	2000	1999(a)
Accumulation Unit Value, beginning of period	$9.676	$11.910	$13.562	$10.000
Accumulation Unit Value, end of period	$6.673	$9.676	$11.910	$13.562
Number of Accumulation Units outstanding, end of period	2,358,139	2,443,600	2,005,846	656,284

(a)           For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

FIDELITY INVESTMENTS’ VARIABLE INSURANCE PRODUCTS II ASSET MANAGER PORTFOLIO SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$11.673	$11.024	$10.739	$10.321	$8.867
Accumulation Unit Value, end of period	$13.301	$11.673	$11.024	$10.739	$10.321
Number of Accumulation Units outstanding, end of period	299,467	307,571	359,356	403,922	379,715

	Year Ended December 31,
	2002	2001	2000	1999(a)
Accumulation Unit Value, beginning of period	$9.847	$10.407	$10.980	$10.000
Accumulation Unit Value, end of period	$8.867	$9.847	$10.407	$10.980
Number of Accumulation Units outstanding, end of period	426,379	423,357	317,542	94,897

(a)           For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

VAN KAMPEN’S UNIVERSAL INSTITUTIONAL FUNDS EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$30.158	$22.288	$16.877	$13.895	$9.410
Accumulation Unit Value, end of period	$41.787	$30.158	$22.288	$16.877	$13.895
Number of Accumulation Units outstanding, end of period	316,778	298,752	247,270	217,891	227,829

	Year Ended December 31,
	2002	2001	2000	1999(a)
Accumulation Unit Value, beginning of period	$10.469	$11.348	$18.922	$10.000
Accumulation Unit Value, end of period	$9.410	$10.469	$11.348	$18.922
Number of Accumulation Units outstanding, end of period	223,135	284,460	287,968	35,779

(a)           For the period January 16, 1999 (date Subaccount was established) through December 31, 1999.

STATEMENT OF ADDITIONAL INFORMATION – MAY 1, 2008

PENNANT SELECT

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

THE PENN MUTUAL LIFE INSURANCE COMPANY

Philadelphia, Pennsylvania 19172 • Telephone (800) 523-0650

INDIVIDUAL VARIABLE AND FIXED ANNUITY CONTRACT

This statement of additional information is not a prospectus.  It should be read in conjunction with the current Prospectus dated May 1, 2008 for the individual variable and fixed annuity contract (the “Contract”).  The Contract is funded through Penn Mutual Variable Annuity Account III (referred to as the “Separate Account” in the Prospectus and this Statement of Additional Information).  To obtain the Prospectus you may write to The Penn Mutual Life Insurance Company (“Penn Mutual” or the “Company”), Customer Service Group, Philadelphia, PA 19172 or visit our web site at www.pennmutual.com or you may call (800) 523-0650.  Terms used in this Statement of Additional Information have the same meaning as in the Prospectus.

Table of Contents

VARIABLE ANNUITY PAYMENTS	B-2
First Variable Annuity Payment	B-2
Subsequent Variable Annuity Payments	B-2
Annuity Units	B-2
Value of Annuity Units	B-2
Net Investment Factor	B-2
Assumed Interest Rate	B-3
Valuation Period	B-3

ADMINISTRATIVE AND RECORDKEEPING SERVICES	B-3

DISTRIBUTION OF CONTRACTS	B-3

CUSTODIAN	B-3

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	B-3

LEGAL MATTERS	B-4

FINANCIAL STATEMENTS	B-4

VARIABLE ANNUITY PAYMENTS

First Variable Annuity Payment

When a variable annuity is effected, we will first deduct applicable premium taxes, if any, from the Contract Value.  The dollar amount of the first monthly annuity payment will be determined by applying the net Contract Value to the annuity table set forth in the contract for the annuity option chosen.  The annuity tables show the amount of the first monthly income payment under each annuity option for each $1,000 of value applied, based on the Annuitant’s age at the Annuity Date.  The annuity tables are based on the Annuity 2000 Basic Table with interest rates at 3% or 5%.

Subsequent Variable Annuity Payments

The dollar amount of subsequent variable annuity payments will vary in accordance with the investment experience of the Subaccount(s) of the Separate Account applicable to the annuity.  Each subsequent variable annuity payment will equal the number of annuity units credited, multiplied by the value of the annuity unit for the valuation  period.  Penn Mutual guarantees that the amount of each subsequent annuity payment will not be affected by variations in expense or mortality experience.

Annuity Units

For each Subaccount selected, the number of annuity units is the amount of the first annuity payment allocated to the Subaccount divided by the value of an annuity unit for the Subaccount on the Annuity Date.  The number of your annuity units will not change as a result of investment experience.

Value of Annuity Units

The value of an annuity unit for each Subaccount was arbitrarily set at $10 when the Subaccount was established.  The value may increase or decrease from one Valuation Period to the next.  For a Valuation Period, the value of an annuity unit for a Subaccount is the value of an annuity unit for the Subaccount for the last prior Valuation Period multiplied by the net investment factor for the Subaccount for the Valuation Period.  The result is then multiplied by a factor to neutralize an assumed interest rate of 3% or 5%, as applicable, built into the annuity tables.

Net Investment Factor

For any Subaccount, the net investment factor for a Valuation Period is determined by dividing (a) by (b) and subtracting (c):

Where (a) is:

The net asset value per share of the mutual fund held in the Subaccount, as of the end of the Valuation Period.

plus

The per share amount of any dividend or capital gain distributions by the mutual fund if the “ex-dividend” date occurs in the Valuation Period.

plus or minus

A per share charge or credit, as we may determine as of the end of the Valuation Period, for provision for taxes  (if applicable).

Where (b) is:

The net asset value per share of the mutual fund held in the Subaccount as of the end of the last prior Valuation Period.

plus or minus

The per share charge or credit for provision for taxes as of the end of the last prior Valuation Period (if applicable).

Where (c) is:

The sum of the mortality and expense risk charge and the contract administration charge.  On an annual basis, the sum of such charges equals 1.35% of the daily net asset value of the Subaccount.

Assumed Interest Rate

Assumed interest rates of 3% or 5% are included in the annuity tables in the contracts.  A higher assumption would mean a higher first annuity payment but more slowly rising or more rapidly falling subsequent payments.  A lower assumption would have the opposite effect.  If the actual net investment rate on an annual basis is equal to the assumed interest rate you have selected, annuity payments will be level.

Valuation Period

Valuation Period is the period from one valuation of underlying fund assets to the next.  Valuation is performed each day the New York Stock Exchange is open for trading.

Transaction Valuation

Your assets in the Separate Account are held as Accumulation Units of the Subaccounts that you select.  We value Accumulation Units as of the close of regular trading on the New York Stock Exchange (NYSE) (generally, 4:00 p.m. ET).  When you invest in, withdraw from or transfer money to a Subaccount, you receive the Accumulation Unit value next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our Administrative Office.  Allocation, withdrawal and transfer instructions received at our Administrative Office after the close of regular trading on the NYSE will be valued based on the Accumulation Unit value computed as of the close of regular trading on the next NYSE business day.  In order to receive a day’s closing price, instructions sent by facsimile transmission must be received by our fax server prior to the close of regular trading on that day. Telephone instructions must be received in full, containing all required information and confirmed back to the caller prior to the close of regular trading in order to receive that day’s closing price.

ADMINISTRATIVE AND RECORDKEEPING SERVICES

Penn Mutual performs all data processing, recordkeeping and other related services with respect to the Contracts and the Separate Accounts.

DISTRIBUTION OF CONTRACTS

Hornor, Townsend & Kent, Inc. (“HTK”), a wholly owned subsidiary of The Penn Mutual Life Insurance Company (“Penn Mutual”), serves as principal underwriter of the Contracts.  The address of HTK is 600 Dresher Road, Horsham, PA 19044.  For 2007, 2006 and 2005, the Company paid to HTK underwriting commissions of approximately $162,783, $149,927 and $123,407 respectively.

The Contracts will be distributed by HTK through broker-dealers.  Total commissions on purchase payments made under the Contract will not exceed 7% and trailer commissions based on a percentage of Contract Value, other allowances and overrides may be paid.  The offering of the Contract is continuous, and Penn Mutual does not anticipate discontinuing the offering of the Contract, although we reserve the right to do so.

CUSTODIAN

The Company is custodian of the assets held in the Separate Account.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP serves as independent registered public accounting firm of the Company and the Separate Account.  Their offices are located at 2001 Market Street, Suite 1700, Philadelphia, PA 19103.

LEGAL MATTERS

Morgan, Lewis & Bockius LLP has provided advice on certain matters relating to the federal securities laws  and the offering of the Contract.  Their offices are located at 1701 Market Street, Philadelphia, PA 19103.

FINANCIAL STATEMENTS

The financial statements of the Separate Account and the consolidated financial statements of the Company appear on the following pages.  The consolidated financial statements of the Company should be considered only as bearing upon the Company’s ability to meet its obligations under the Contracts.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2007

			Limited
		Money	Maturity Bond	Quality
	Total	Market Fund†	Fund†	Bond Fund†
Investment in Fund Shares
Number of Shares		51,354,071	4,341,420	12,608,169
Cost	$2,563,596,531	$51,354,071	$45,659,680	$132,400,336

Assets:
Investments at market value	$2,596,672,806	$50,942,253	$45,011,807	$131,417,109
Dividends receivable	193,114	193,114	—	—
Receivable for securities sold	5,434,987	218,704	182,370	968,663

Liabilities:
Payable for securities purchased	6,031,224	—	—	—

Net Assets	$2,596,269,683	$51,354,071	$45,194,177	$132,385,772

Units Oustanding		3,901,826	3,508,136	8,590,864

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2007

			Limited
		Money	Maturity Bond	Quality
	Total	Market Fund†	Fund†	Bond Fund†
Net Investment Income (Loss):
Dividends	$49,970,584	$2,127,907	$1,696,995	$5,643,789
Expense:
Mortality and expense risk and administration charges	31,139,439	544,168	478,551	1,512,107

Net investment income (loss)	18,831,145	1,583,739	1,218,444	4,131,682

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	76,445,548	—	(22,819)	27,834
Realized gains distributions	177,097,606	—	—	—

Net realized gain (loss) from investment transactions	253,543,154	—	(22,819)	27,834

Net change in unrealized appreciation (depreciation) of investments	(145,267,319)	—	304,001	1,968,973

Net realized and unrealized gain (loss) on investments	108,275,835	—	281,182	1,996,807

Net increase (decrease) in net assets resulting from operations	$127,106,980	$1,583,739	$1,499,626	$6,128,489

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
*	Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund
**	Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund
***	Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2007

		Flexibly		Large Cap
	High Yield	Managed	Growth Stock	Value
	Bond Fund†	Fund†	Fund†	Fund†
Investment in Fund Shares
Number of Shares	7,574,134	44,917,016	5,219,412	7,273,112
Cost	$60,490,711	$1,078,808,947	$85,545,596	$119,757,124

Assets:
Investments at market value	$57,374,300	$1,065,736,497	$83,400,755	$128,647,530
Dividends receivable	—	—	—	—
Receivable for securities sold	37,637	—	—	—

Liabilities:
Payable for securities purchased	—	304,880	98,940	277,108

Net Assets	$57,411,937	$1,065,431,617	$83,301,815	$128,370,422

Units Oustanding	2,831,170	34,300,679	7,312,861	5,112,126

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2007

		Flexibly		Large Cap
	High Yield	Managed	Growth Stock	Value
	Bond Fund†	Fund†	Fund†	Fund†
Net Investment Income (Loss):
Dividends	$4,175,254	$23,801,244	$327,585	$1,875,618
Expense:
Mortality and expense risk and administration charges	743,826	13,064,734	969,267	1,682,330

Net investment income (loss)	3,431,428	10,736,510	(641,682)	193,288

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	(944,681)	36,764,213	(3,083,187)	7,980,376
Realized gains distributions	—	79,751,173	—	15,197,825

Net realized gain (loss) from investment transactions	(944,681)	116,515,386	(3,083,187)	23,178,201

Net change in unrealized appreciation (depreciation) of investments	(1,200,659)	(97,519,301)	9,268,458	(20,029,585)

Net realized and unrealized gain (loss) on investments	(2,145,340)	18,996,085	6,185,271	3,148,616

Net increase (decrease) in net assets resulting from operations	$1,286,088	$29,732,595	$5,543,589	$3,341,904

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
*	Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund
**	Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund
***	Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2007

	Large Cap		Mid Cap	Mid Cap
	Growth	Index 500	Growth	Value
	Fund†	Fund†	Fund†	Fund†
Investment in Fund Shares
Number of Shares	1,779,751	10,792,253	5,819,666	5,697,990
Cost	$19,350,536	$99,938,523	$49,369,154	$76,233,697

Assets:
Investments at market value	$19,629,462	$109,669,619	$61,415,842	$74,582,634
Dividends receivable	—	—	—	—
Receivable for securities sold	—	—	272,617	175,000

Liabilities:
Payable for securities purchased	87,796	559,937	—	—

Net Assets	$19,541,666	$109,109,682	$61,688,459	$74,757,634

Units Oustanding	1,669,063	8,111,633	5,183,228	3,184,444

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2007

	Large Cap		Mid Cap	Mid Cap
	Growth	Index 500	Growth	Value
	Fund†	Fund†	Fund†	Fund†
Net Investment Income (Loss):
Dividends	$108,876	$1,767,211	$—	$888,694
Expense:
Mortality and expense risk and administration charges	251,849	1,329,570	630,833	964,308

Net investment income (loss)	(142,973)	437,641	(630,833)	(75,614)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	562,541	1,428,701	2,061,246	2,850,117
Realized gains distributions	886,281	—	—	4,395,563

Net realized gain (loss) from investment transactions	1,448,822	1,428,701	2,061,246	7,245,680

Net change in unrealized appreciation (depreciation) of investments	(622,856)	1,892,316	8,970,443	(5,593,238)

Net realized and unrealized gain (loss) on investments	825,966	3,321,017	11,031,689	1,652,442

Net increase (decrease) in net assets resulting from operations	$682,993	$3,758,658	$10,400,856	$1,576,828

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
*	Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund
**	Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund
***	Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2007

	Strategic	Small Cap	Small Cap
	Value	Growth	Value	International
	Fund†	Fund†	Fund†	Equity Fund†
Investment in Fund Shares
Number of Shares	2,711,882	2,243,134	7,060,816	8,974,242
Cost	$35,911,614	$51,783,420	$117,003,232	$193,136,468

Assets:
Investments at market value	$32,291,342	$49,057,994	$100,748,498	$213,644,218
Dividends receivable	—	—	—	—
Receivable for securities sold	—	—	—	2,545,265

Liabilities:
Payable for securities purchased	345,376	516,576	1,402,810	—

Net Assets	$31,945,966	$48,541,418	$99,345,688	$216,189,483

Units Oustanding	2,115,433	2,626,239	4,214,748	8,181,917

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2007

	Strategic	Small Cap	Small Cap
	Value	Growth	Value	International
	Fund†	Fund†	Fund†	Equity Fund†
Net Investment Income (Loss):
Dividends	$170,070	$—	$747,729	$1,053,504
Expense:
Mortality and expense risk and administration charges	370,684	629,145	1,338,809	2,274,498

Net investment income (loss)	(200,614)	(629,145)	(591,080)	(1,220,994)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	1,258,504	(2,499,848)	3,811,387	10,469,744
Realized gains distributions	3,514,111	—	15,755,608	35,464,350

Net realized gain (loss) from investment transactions	4,772,615	(2,499,848)	19,566,995	45,934,094

Net change in unrealized appreciation (depreciation) of investments	(5,018,900)	6,350,714	(26,114,040)	(13,660,479)

Net realized and unrealized gain (loss) on investments	(246,285)	3,850,866	(6,547,045)	32,273,615

Net increase (decrease) in net assets resulting from operations	$(446,899)	$3,221,721	$(7,138,125)	$31,052,621

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
*	Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund
**	Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund
***	Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2007

	REIT	Balanced	Equity Income	Growth
	Fund†	Portfolio††	Portfolio†††	Portfolio†††
Investment in Fund Shares
Number of Shares	3,017,404	2,360,769	4,516,205	2,066,511
Cost	$48,117,948	$31,659,885	$108,817,574	$75,472,371

Assets:
Investments at market value	$37,643,425	$30,934,342	$108,863,641	$92,998,935
Dividends receivable	—	—	—	—
Receivable for securities sold	—	—	—	242,057

Liabilities:
Payable for securities purchased	1,434,574	55,485	881,167	—

Net Assets	$36,208,851	$30,878,857	$107,982,474	$93,240,992

Units Oustanding	1,877,416	1,782,930	5,969,691	5,148,583

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2007

	REIT	Balanced	Equity Income	Growth
	Fund†	Portfolio††	Portfolio†††	Portfolio†††
Net Investment Income (Loss):
Dividends	$1,181,655	$337,427	$2,028,924	$720,409
Expense:
Mortality and expense risk and administration charges	569,674	355,916	1,354,406	1,056,258

Net investment income (loss)	611,981	(18,489)	674,518	(335,849)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	3,030,109	(926,637)	4,019,419	2,137,256
Realized gains distributions	5,893,392	—	8,949,499	77,359

Net realized gain (loss) from investment transactions	8,923,501	(926,637)	12,968,918	2,214,615

Net change in unrealized appreciation (depreciation) of investments	(18,866,841)	4,633,459	(13,698,353)	16,829,116

Net realized and unrealized gain (loss) on investments	(9,943,340)	3,706,822	(729,435)	19,043,731

Net increase (decrease) in net assets resulting from operations	$(9,331,359)	$3,688,333	$(54,917)	$18,707,882

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
*	Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund
**	Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund
***	Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2007

		Emerging	V.I. Capital
	Asset Manager	Markets Equity	Appreciation	High Income Bond
	Portfolio†††	(Int’l) Portfolio††††	Fund ‡	Fund II ‡‡
Investment in Fund Shares
Number of Shares	1,001,789	3,465,130	4,332	55,911
Cost	$15,428,626	$64,611,561	$121,396	$418,141

Assets:
Investments at market value	$16,659,855	$83,312,764	$127,203	$418,917
Dividends receivable	—	—	—	—
Receivable for securities sold	—	785,940	16	—

Liabilities:
Payable for securities purchased	60,209	—	—	147

Net Assets	$16,599,646	$84,098,704	$127,219	$418,770

Units Oustanding	1,037,627	2,267,310	9,588	29,509

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2007

		Emerging	V.I. Capital
	Asset Manager	Markets Equity	Appreciation	High Income Bond
	Portfolio†††	(Int’l Portfolio††††	Fund ‡	Fund II ‡‡
Net Investment Income (Loss):
Dividends	$961,765	$262,935	$—	$39,587
Expense:
Mortality and expense risk and administration charges	192,686	783,362	2,113	7,607

Net investment income (loss)	769,079	(520,427)	(2,113)	31,980

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	56,522	7,239,394	20,591	32,733
Realized gains distributions	430,463	6,708,034	—	—

Net realized gain (loss) from investment transactions	486,985	13,947,428	20,591	32,733

Net change in unrealized appreciation (depreciation) of investments	786,649	6,314,691	(730)	(44,118)

Net realized and unrealized gain (loss) on investments	1,273,634	20,262,119	19,861	(11,385)

Net increase (decrease) in net assets resulting from operations	$2,042,713	$19,741,692	$17,748	$20,595

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
*	Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund
**	Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund
***	Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2007

			Russell 2000
	Financial Services	Health Care	Advantage	Nova
	Fund‡‡‡	Fund‡‡‡	Fund‡‡‡*	Fund‡‡‡
Investment in Fund Shares
Number of Shares	1,546	1,044	4,743	19,530
Cost	$46,695	$31,515	$176,562	$205,638

Assets:
Investments at market value	$33,944	$30,903	$162,160	$189,843
Dividends receivable	—	—	—	—
Receivable for securities sold	4	4	40	6,626

Liabilities:
Payable for securities purchased	—	—	—	—

Net Assets	$33,948	$30,907	$162,200	$196,469

Units Oustanding	3,092	2,304	11,739	15,123

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2007

	Financial Services	Health Care	Advantage	Nova
	Fund‡‡‡	Fund‡‡‡	Fund‡‡‡*	Fund‡‡‡
Net Investment Income (Loss):
Dividends	$857	$—	$2,422	$1,973
Expense:
Mortality and expense risk and administration charges	620	283	2,145	4,451

Net investment income (loss)	237	(283)	277	(2,478)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	(443)	49	12,359	81,270
Realized gains distributions	4,720	418	8,128	—

Net realized gain (loss) from investment transactions	4,277	467	20,487	81,270

Net change in unrealized appreciation (depreciation) of investments	(15,032)	(75)	(34,058)	(89,612)

Net realized and unrealized gain (loss) on investments	(10,755)	392	(13,571)	(8,342)

Net increase (decrease) in net assets resulting from operations	$(10,518)	$109	$(13,294)	$(10,820)

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
*	Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund
**	Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund
***	Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2007

			Inverse S&P	Government Long
	OTC	Technology	500 Index	Bond Advantage
	Fund‡‡‡	Fund‡‡‡	Fund‡‡‡**	Fund‡‡‡***
Investment in Fund Shares
Number of Shares	15,251	526		13,130
Cost	$265,894	$8,733	$—	$152,864

Assets:
Investments at market value	$276,322	$8,556	$—	$163,103
Dividends receivable	—	—	—	—
Receivable for securities sold	32	1	—	—

Liabilities:
Payable for securities purchased	—	—	—	2,389

Net Assets	$276,354	$8,557	$—	$160,714

Units Oustanding	19,242	628	—	11,715

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2007

			Inverse S&P	Government Long
	OTC	Technology	500 Index	Bond Advantage
	Fund‡‡‡	Fund‡‡‡	Fund‡‡‡**	Fund‡‡‡***
Net Investment Income (Loss):
Dividends	$229	$—	$—	$8,086
Expense:
Mortality and expense risk and administration charges	2,609	295	272	3,065

Net investment income (loss)	(2,380)	(295)	(272)	5,021

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	15,759	1,340	7,818	(1,559)
Realized gains distributions	—	—	—	—

Net realized gain (loss) from investment transactions	15,759	1,340	7,818	(1,559)

Net change in unrealized appreciation (depreciation) of investments	2,549	(1,024)	—	7,176

Net realized and unrealized gain (loss) on investments	18,308	316	7,818	5,617

Net increase (decrease) in net assets resulting from operations	$15,928	$21	$7,546	$10,638

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
*	Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund
**	Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund
***	Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2007

	U.S. Government			International
	Money Market	Utilites	Equity Income	Stock
	Fund‡‡‡	Fund‡‡‡	Portfolio II ‡‡‡‡	Portfolio ‡‡‡‡‡
Investment in Fund Shares
Number of Shares	593,318	4,163	14,639	13,715
Cost	$593,318	$99,529	$368,863	$256,309

Assets:
Investments at market value	$596,645	$92,783	$346,640	$242,965
Dividends receivable	—	—	—	—
Receivable for securities sold	—	11	—	—

Liabilities:
Payable for securities purchased	3,327	—	423	80

Net Assets	$593,318	$92,794	$346,217	$242,885

Units Oustanding	58,420	6,352	25,020	14,050

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2007

	U.S. Government			International
	Money Market	Utilites	Equity Income	Stock
	Fund‡‡‡	Fund‡‡‡	Portfolio II ‡‡‡‡	Portfolio ‡‡‡‡‡
Net Investment Income (Loss):
Dividends	$28,817	$1,332	$5,957	$3,733
Expense:
Mortality and expense risk and administration charges	10,152	941	5,089	2,816

Net investment income (loss)	18,665	391	868	917

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	—	8,032	32,718	14,690
Realized gains distributions	—	8,983	21,704	29,995

Net realized gain (loss) from investment transactions	—	17,015	54,422	44,685

Net change in unrealized appreciation (depreciation) of investments	—	(10,365)	(49,850)	(26,748)

Net realized and unrealized gain (loss) on investments	—	6,650	4,572	17,937

Net increase (decrease) in net assets resulting from operations	$18,665	$7,041	$5,440	$18,854

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
*	Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund
**	Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund
***	Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2007 AND 2006

					Limited Maturity
	Total		Money Market Fund†		Bond Fund†
	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$18,831,145	$9,761,091	$1,583,739	$910,072	$1,218,444	$912,476
Net realized gains (losses) from investment transactions	253,543,154	215,261,263	—	—	(22,819)	(105,973)
Net change in unrealized appreciation (depreciation) of investments	(145,267,319)	34,469,683	—	—	304,001	11,750
Net increase (decrease) in net assets resulting from operations	127,106,980	259,492,037	1,583,739	910,072	1,499,626	818,253

Variable Annuity Activities:
Purchase payments	380,052,861	290,259,536	11,712,755	6,408,408	10,412,178	5,373,490
Surrender benefits	(242,837,521)	(159,338,956)	(14,400,079)	(3,033,864)	(2,953,849)	(1,493,957)
Net transfers	108,578,187	88,757,992	24,571,964	2,347,565	6,226,663	3,447,076
Considerations for supplementary contracts with life contingency	—	64,733	—	—	—	—
Payments for supplementary contracts with life contingency.	(159,722)	(149,912)	(1,673)	(1,664)	—	—
Contract administration charges	(5,279,686)	(3,122,177)	(116,730)	(52,315)	(96,654)	(44,683)
Annuity benefits	(51,263,759)	(39,506,533)	(2,129,707)	(1,051,378)	(1,094,679)	(915,533)
Net increase (decrease) in net assets resulting from variable annuity activities	189,090,360	176,964,683	19,636,530	4,616,752	12,493,659	6,366,393
Total increase (decrease) in net assets	316,197,340	436,456,720	21,220,269	5,526,824	13,993,285	7,184,646
Net Assets:
Beginning of year	2,280,072,343	1,843,615,623	30,133,802	24,606,978	31,200,892	24,016,246
End of year	$2,596,269,683	$2,280,072,343	$51,354,071	$30,133,802	$45,194,177	$31,200,892

	Quality Bond Fund†		High Yield Bond Fund†		Flexibly Managed Fund†
	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$4,131,682	$2,874,170	$3,431,428	$2,547,164	$10,736,510	$4,420,672
Net realized gains (losses) from investment transactions	27,834	(182,098)	(944,681)	(1,162,133)	116,515,386	152,336,317
Net change in unrealized appreciation (depreciation) of investments	1,968,973	1,362,935	(1,200,659)	3,269,843	(97,519,301)	(44,388,503)
Net increase (decrease) in net assets resulting from operations	6,128,489	4,055,007	1,286,088	4,654,874	29,732,595	112,368,486

Variable Annuity Activities:
Purchase payments	19,170,852	17,920,350	5,312,157	5,334,183	160,510,781	127,822,587
Surrender benefits	(8,497,287)	(6,137,660)	(5,626,181)	(3,605,485)	(95,904,523)	(77,198,797)
Net transfers	8,808,359	4,038,690	(247,504)	(1,782,862)	40,006,870	70,258,660
Considerations for supplementary contracts with life contingency	—	—	—	7,533	—	8,695
Payments for supplementary contracts with life contingency.	(1,426)	(1,431)	—	—	(75,355)	(70,658)
Contract administration charges	(304,856)	(172,110)	(115,147)	(84,064)	(2,207,004)	(1,255,604)
Annuity benefits	(2,798,440)	(2,649,509)	(1,433,998)	(1,956,870)	(25,693,617)	(18,169,468)
Net increase (decrease) in net assets resulting from variable annuity activities	16,377,202	12,998,330	(2,110,673)	(2,087,565)	76,637,152	101,395,415
Total increase (decrease) in net assets	22,505,691	17,053,337	(824,585)	2,567,309	106,369,747	213,763,901
Net Assets:
Beginning of year	109,880,081	92,826,744	58,236,522	55,669,213	959,061,870	745,297,969
End of year	$132,385,772	$109,880,081	$57,411,937	$58,236,522	$1,065,431,617	$959,061,870

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
*	Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund
**	Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund
***	Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2007 AND 2006

					Large Cap Growth
	Growth Stock Fund†		Large Cap Value Fund†		Fund†
	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(641,682)	$(579,986)	$193,288	$(231,706)	$(142,973)	$(191,553)
Net realized gains (losses) from investment transactions	(3,083,187)	(3,875,627)	23,178,201	11,749,821	1,448,822	515,641
Net change in unrealized appreciation (depreciation) of investments	9,268,458	11,220,797	(20,029,585)	8,682,864	(622,856)	102,350
Net increase (decrease) in net assets resulting from operations	5,543,589	6,765,184	3,341,904	20,200,979	682,993	426,438

Variable Annuity Activities:
Purchase payments	15,079,101	10,719,140	9,546,164	6,070,796	2,000,397	2,813,820
Surrender benefits	(8,019,799)	(4,815,126)	(14,041,726)	(10,062,989)	(1,887,355)	(820,246)
Net transfers	4,576,943	2,585,379	(3,668,040)	(3,447,410)	(973,685)	(330,587)
Considerations for supplementary contracts with life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency.	—	—	(22,270)	(20,975)	—	—
Contract administration charges	(174,752)	(87,741)	(195,912)	(166,524)	(49,342)	(33,300)
Annuity benefits	(1,071,589)	(763,900)	(1,982,561)	(1,838,806)	(208,060)	(297,422)
Net increase (decrease) in net assets resulting from variable annuity activities	10,389,904	7,637,752	(10,364,345)	(9,465,908)	(1,118,045)	1,332,265
Total increase (decrease) in net assets	15,933,493	14,402,936	(7,022,441)	10,735,071	(435,052)	1,758,703
Net Assets:
Beginning of year	67,368,322	52,965,386	135,392,863	124,657,792	19,976,718	18,218,015
End of year	$83,301,815	$67,368,322	$128,370,422	$135,392,863	$19,541,666	$19,976,718

	Index 500		Mid Cap		Mid Cap
	Fund†		Growth Fund†		Value Fund†
	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$437,641	$86,080	$(630,833)	$(518,161)	$(75,614)	$(407,862)
Net realized gains (losses) from investment transactions	1,428,701	(613,684)	2,061,246	657,345	7,245,680	5,951,410
Net change in unrealized appreciation (depreciation) of investments	1,892,316	12,373,169	8,970,443	1,817,879	(5,593,238)	906,126
Net increase (decrease) in net assets resulting from operations	3,758,658	11,845,565	10,400,856	1,957,063	1,576,828	6,449,674

Variable Annuity Activities:
Purchase payments	16,800,266	13,819,811	10,253,660	5,588,163	10,249,648	9,626,001
Surrender benefits	(11,204,341)	(7,198,772)	(4,829,147)	(2,854,633)	(6,633,356)	(3,776,467)
Net transfers	2,809,119	(953,171)	3,883,400	499,813	(1,060,280)	(2,514,594)
Considerations for supplementary contracts with life contingency	—	7,894	—	9,120	—	—
Payments for supplementary contracts with life contingency.	(3,320)	(3,107)	—	—	—	—
Contract administration charges	(253,801)	(152,234)	(109,566)	(67,954)	(147,189)	(100,412)
Annuity benefits	(1,622,471)	(1,563,211)	(698,748)	(506,453)	(1,099,059)	(807,370)
Net increase (decrease) in net assets resulting from variable annuity activities	6,525,452	3,957,210	8,499,599	2,668,056	1,309,764	2,427,158
Total increase (decrease) in net assets	10,284,110	15,802,775	18,900,455	4,625,119	2,886,592	8,876,832
Net Assets:
Beginning of year	98,825,572	83,022,797	42,788,004	38,162,885	71,871,042	62,994,210
End of year	$109,109,682	$98,825,572	$61,688,459	$42,788,004	$74,757,634	$71,871,042

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
*	Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund
**	Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund
***	Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2007 AND 2006

	Strategic Value				Small Cap
	Fund†		Small Cap Growth Fund†		Value Fund†
	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(200,614)	$(191,879)	$(629,145)	$(690,266)	$(591,080)	$(865,151)
Net realized gains (losses) from investment transactions	4,772,615	4,114,721	(2,499,848)	(2,243,749)	19,566,995	10,126,750
Net change in unrealized appreciation (depreciation) of investments	(5,018,900)	(1,396,096)	6,350,714	1,408,351	(26,114,040)	4,517,890
Net increase (decrease) in net assets resulting from operations	(446,899)	2,526,746	3,221,721	(1,525,664)	(7,138,125)	13,779,489

Variable Annuity Activities:
Purchase payments	7,621,784	2,644,005	3,800,614	7,270,009	14,635,899	13,019,387
Surrender benefits	(2,047,888)	(904,433)	(6,356,389)	(4,010,500)	(9,927,878)	(5,070,744)
Net transfers	807,895	(736,280)	(4,631,055)	(1,279,308)	423,071	(781,250)
Considerations for supplementary contracts with life contingency	—	—	—	—	—	8,201
Payments for supplementary contracts with life contingency.	—	—	—	—	(24,158)	(23,311)
Contract administration charges	(64,762)	(43,926)	(109,126)	(90,194)	(234,888)	(149,197)
Annuity benefits	(338,029)	(380,430)	(588,366)	(619,170)	(1,816,199)	(1,074,592)
Net increase (decrease) in net assets resulting from variable annuity activities	5,979,000	578,936	(7,884,322)	1,270,837	3,055,847	5,928,494
Total increase (decrease) in net assets	5,532,101	3,105,682	(4,662,601)	(254,827)	(4,082,278)	19,707,983
Net Assets:
Beginning of year	26,413,865	23,308,183	53,204,019	53,458,846	103,427,966	83,719,983
End of year	$31,945,966	$26,413,865	$48,541,418	$53,204,019	$99,345,688	$103,427,966

			REIT		Balanced
	International Equity Fund†		Fund†		Portfolio††
	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(1,220,994)	$496,285	$611,981	$(703)	$(18,489)	$(114,050)
Net realized gains (losses) from investment transactions	45,934,094	18,942,694	8,923,501	4,678,311	(926,637)	(1,733,372)
Net change in unrealized appreciation (depreciation) of investments	(13,660,479)	10,909,689	(18,866,841)	4,750,564	4,633,459	4,175,728
Net increase (decrease) in net assets resulting from operations	31,052,621	30,348,668	(9,331,359)	9,428,172	3,688,333	2,328,306

Variable Annuity Activities:
Purchase payments	37,766,077	23,771,875	9,634,341	8,134,668	1,945,044	1,673,386
Surrender benefits	(14,592,294)	(6,946,781)	(2,631,034)	(939,838)	(2,859,097)	(1,920,758)
Net transfers	14,118,320	13,854,529	(6,235,735)	3,150,621	2,140,396	(270,952)
Considerations for supplementary contracts with life contingency	—	11,301	—	4,601	—	—
Payments for supplementary contracts with life contingency.	—	—	(3,873)	(3,628)	—	—
Contract administration charges	(413,012)	(171,042)	(112,433)	(61,115)	(51,003)	(41,545)
Annuity benefits	(2,777,651)	(1,818,502)	(804,999)	(706,018)	(595,525)	(481,140)
Net increase (decrease) in net assets resulting from variable annuity activities	34,101,440	28,701,380	(153,733)	9,579,291	579,815	(1,041,009)
Total increase (decrease) in net assets	65,154,061	59,050,048	(9,485,092)	19,007,463	4,268,148	1,287,297
Net Assets:
Beginning of year	151,035,422	91,985,374	45,693,943	26,686,480	26,610,709	25,323,412
End of year	$216,189,483	$151,035,422	$36,208,851	$45,693,943	$30,878,857	$26,610,709

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
*	Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund
**	Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund
***	Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2007 AND 2006

	Equity Income		Growth		Asset Manager
	Portfolio†††		Portfolio†††		Portfolio†††
	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$674,518	$1,872,278	$(335,849)	$(713,847)	$769,079	$257,787
Net realized gains (losses) from investment transactions	12,968,918	13,278,803	2,214,615	(784,250)	486,985	(189,913)
Net change in unrealized appreciation (depreciation) of investments	(13,698,353)	211,699	16,829,116	5,942,540	786,649	850,956
Net increase (decrease) in net assets resulting from operations	(54,917)	15,362,780	18,707,882	4,444,443	2,042,713	918,830

Variable Annuity Activities:
Purchase payments	16,380,953	8,996,882	4,335,469	3,759,720	1,472,947	554,138
Surrender benefits	(9,985,672)	(6,378,690)	(11,904,564)	(7,213,412)	(2,008,936)	(1,594,864)
Net transfers	4,470,560	1,546,898	962,684	(4,549,251)	502,738	(1,528,830)
Considerations for supplementary contracts with life contingency	—	—	—	—	—	7,388
Payments for supplementary contracts with life contingency.	(27,647)	(25,138)	—	—	—	—
Contract administration charges	(200,982)	(128,961)	(134,709)	(128,697)	(25,973)	(24,568)
Annuity benefits	(1,963,241)	(1,800,270)	(1,058,788)	(1,084,747)	(520,956)	(358,356)
Net increase (decrease) in net assets resulting from variable annuity activities	8,673,971	2,210,721	(7,799,908)	(9,216,387)	(580,180)	(2,945,092)
Total increase (decrease) in net assets	8,619,054	17,573,501	10,907,974	(4,771,944)	1,462,533	(2,026,262)
Net Assets:
Beginning of year	99,363,420	81,789,919	82,333,018	87,104,962	15,137,113	17,163,375
End of year	$107,982,474	$99,363,420	$93,240,992	$82,333,018	$16,599,646	$15,137,113

	Emerging Markets		V.I. Capital Appreciation		High Income Bond
	(Int’l) Portfolio††††		Fund ‡		Fund II ‡‡
	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(520,427)	$(176,490)	$(2,113)	$(1,322)	$31,980	$33,645
Net realized gains (losses) from investment transactions	13,947,428	3,647,131	20,591	4,956	32,733	(11,980)
Net change in unrealized appreciation (depreciation) of investments	6,314,691	7,551,954	(730)	(158)	(44,118)	35,739
Net increase (decrease) in net assets resulting from operations	19,741,692	11,022,595	17,748	3,476	20,595	57,404

Variable Annuity Activities:
Purchase payments	11,411,774	8,893,045	—	—	—	—
Surrender benefits	(5,870,631)	(1,724,122)	(6,933)	(382)	(87,805)	(193,973)
Net transfers	11,495,435	5,242,650	12,059	34,271	(485,349)	629,573
Considerations for supplementary contracts with life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency.	—	—	—	—	—	—
Contract administration charges	(155,049)	(56,551)	(304)	(223)	(1,172)	(1,339)
Annuity benefits	(882,681)	(412,215)	(5,814)	(5,015)	(17,798)	(18,512)
Net increase (decrease) in net assets resulting from variable annuity activities	15,998,848	11,942,807	(992)	28,651	(592,124)	415,749
Total increase (decrease) in net assets	35,740,540	22,965,402	16,756	32,127	(571,529)	473,153
Net Assets:
Beginning of year	48,358,164	25,392,762	110,463	78,336	990,299	517,146
End of year	$84,098,704	$48,358,164	$127,219	$110,463	$418,770	$990,299

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
*	Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund
**	Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund
***	Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2007 AND 2006

	Financial Services		Health Care		Russell 2000 Advantage
	Fund ‡‡‡		Fund ‡‡‡		Fund ‡‡‡*		Nova Fund ‡‡‡
	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$237	$(571)	$(283)	$(396)	$277	$(6,115)	$(2,478)	$1,836
Net realized gains (losses) from investment transactions	4,277	3,828	467	5,065	20,487	99,918	81,270	7,841
Net change in unrealized appreciation (depreciation) of investments	(15,032)	2,564	(75)	(1,778)	(34,058)	30,354	(89,612)	80,250
Net increase (decrease) in net assets resulting from operations	(10,518)	5,821	109	2,891	(13,294)	124,157	(10,820)	89,927

Variable Annuity Activities:
Purchase payments	—	—	—	—	—	—	—	—
Surrender benefits	(2,010)	(16,535)	(1,687)	(3,950)	(1,942)	(187,893)	(64,868)	(123,255)
Net transfers	(7,991)	(1,196)	14,967	(14,283)	(65,654)	(704,401)	(396,850)	549,121
Considerations for supplementary contracts with life contingency	—	—	—	—	—	—	—	—
Payments for supplementary contracts with life contingency.	—	—	—	—	—	—	—	—
Contract administration charges	(98)	(200)	(40)	(75)	(339)	(957)	(655)	(894)
Annuity benefits	(2,562)	(4,385)	(221)	(408)	(4,104)	(9,320)	(7,513)	(7,226)
Net increase (decrease) in net assets resulting from variable annuity activities	(12,661)	(22,316)	13,019	(18,716)	(72,039)	(902,571)	(469,886)	417,746
Total increase (decrease) in net assets	(23,179)	(16,495)	13,128	(15,825)	(85,333)	(778,414)	(480,706)	507,673
Net Assets:
Beginning of year	57,127	73,622	17,779	33,604	247,533	1,025,947	677,175	169,502
End of year	$33,948	$57,127	$30,907	$17,779	$162,200	$247,533	$196,469	$677,175

	OTC		Technology		Inverse S&P 500 Index		Government Long Bond
	Fund ‡‡‡		Fund ‡‡‡		Fund ‡‡‡**		Advantage Fund ‡‡‡***
	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(2,380)	$(1,983)	$(295)	$(512)	$(272)	$(194)	$5,021	$6,677
Net realized gains (losses) from investment transactions	15,759	26,852	1,340	(894)	7,818	15,159	(1,559)	(41,089)
Net change in unrealized appreciation (depreciation) of investments	2,549	4,967	(1,024)	547	—	—	7,176	(14,645)
Net increase (decrease) in net assets resulting from operations	15,928	29,836	21	(859)	7,546	14,965	10,638	(49,057)

Variable Annuity Activities:
Purchase payments	—	—	—	—	—	—	—	—
Surrender benefits	(61,148)	(29,649)	(3,876)	(7,344)	(165)	(9,612)	(20,708)	(171,648)
Net transfers	231,018	11,635	(1,838)	(3,756)	(6,473)	(4,893)	51,547	(685,942)
Considerations for supplementary contracts with life contingency	—	—	—	—	—	—	—	—
Payments for supplementary contracts with life contingency.	—	—	—	—	—	—	—	—
Contract administration charges	(398)	(297)	(46)	(102)	(69)	(32)	(544)	(840)
Annuity benefits	(5,612)	(3,089)	(191)	(777)	(839)	(428)	(7,667)	(14,493)
Net increase (decrease) in net assets resulting from variable annuity activities	163,860	(21,400)	(5,951)	(11,979)	(7,546)	(14,965)	22,628	(872,923)
Total increase (decrease) in net assets	179,788	8,436	(5,930)	(12,838)	—	—	33,266	(921,980)
Net Assets:
Beginning of year	96,566	88,130	14,487	27,325	—	—	127,448	1,049,428
End of year	$276,354	$96,566	$8,557	$14,487	$—	$—	$160,714	$127,448

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
*	Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund
**	Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund
***	Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMEBER 31, 2007 AND 2006

	U.S. Government Money		Utilities		Equity Income		International Stock
	Market Fund ‡‡‡		Fund ‡‡‡		Portfolio II ‡‡‡‡		Portfolio ‡‡‡‡‡
	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$18,665	$34,594	$391	$524	$868	$(538)	$917	$116
Net realized gains (losses) from investment transactions	—	—	17,015	8,771	54,422	24,130	44,685	10,561
Net change in unrealized appreciation (depreciation) of investments	—	—	(10,365)	4,486	(49,850)	37,967	(26,748)	6,905
Net increase (decrease) in net assets resulting from operations	18,665	34,594	7,041	13,781	5,440	61,559	18,854	17,582

Variable Annuity Activities:
Purchase payments	—	45,672	—	—	—	—	—	—
Surrender benefits	(312,832)	(728,262)	(5,175)	(6,454)	(21,979)	(100,422)	(64,367)	(57,439)
Net transfers	(21,702)	311,934	12,029	16,784	57,236	(228,071)	197,070	49,830
Considerations for supplementary contracts with life contingency	—	—	—	—	—	—	—	—
Payments for supplementary contracts with life contingency.	—	—	—	—	—	—	—	—
Contract administration charges	(1,866)	(3,190)	(145)	(168)	(718)	(976)	(402)	(147)
Annuity benefits	(12,624)	(167,891)	(2,988)	(3,618)	(8,430)	(12,156)	(8,032)	(3,855)
Net increase (decrease) in net assets resulting from variable annuity activities	(349,024)	(541,737)	3,721	6,544	26,109	(341,625)	124,269	(11,611)
Total increase (decrease) in net assets	(330,359)	(507,143)	10,762	20,325	31,549	(280,066)	143,123	5,971
Net Assets:
Beginning of year	923,677	1,430,820	82,032	61,707	314,668	594,734	99,762	93,791
End of year	$593,318	$923,677	$92,794	$82,032	$346,217	$314,668	$242,885	$99,762

†	Investment in Penn Series Funds, Inc., an affiliate of Separate Account
††	Investment in Neuberger Berman Advisers Management Trust
†††	Investment in Fidelity Investments’ Variable Insurance Products Funds I and II
††††	Investment in Van Kampen’s The Universal Institutional Funds, Inc.
‡	Investment in AIM Variable Insurance Funds
‡‡	Investment in Federated Insurance Series
‡‡‡	Investment in Rydex Variable Trust
‡‡‡‡	Investment in T. Rowe Price Equity Series, Inc.
‡‡‡‡‡	Investment in T. Rowe Price International Series, Inc.
*	Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund
**	Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund
***	Prior to May 1, 2006 Government Long Bond Advantage Fund was named U.S. Government Bond Fund

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

Notes to Financial Statements - December 31, 2007

Note 1. Organization

Penn Mutual Variable Annuity Account III (“Account III”) was established by The Penn Mutual Life Insurance Company (“Penn Mutual”) under the provisions of the Pennsylvania Insurance Law. Account III is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account III offers units to variable annuity contract owners to provide for the accumulation of value and for the payment of annuities. Account III contains contracts of the Diversifier II, Optimizer, Commander, Penn Freedom, Enhanced Credit Variable Annuity, Pennant Select, Olympia XT Advisor, Penn Freedom Advisor, and Retirement Planner VA variable annuity products. Under applicable insurance law, the assets and liabilities of Account III are clearly identified and distinguished from Penn Mutual’s other assets and liabilities. The portion of Account III’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Penn Mutual may conduct.

Note 2. Significant Accounting Policies

The preparation of the accompanying financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 2007 and the reported amounts from operations and contract transactions during 2007 and 2006. Actual results could differ with those estimates. The significant accounting policies of Account III are as follows:

Investments - Assets of Account III are invested into subaccounts which are invested in shares of Penn Series Funds, Inc. (“Penn Series”), an affiliated entity of Penn Mutual: Money Market, Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Growth Stock, Large Cap Value, Large Cap Growth, Index 500, Mid Cap Growth, Mid Cap Value, Strategic Value, Small Cap Growth, Small Cap Value, International Equity and REIT Funds; Neuberger Berman Advisers Management Trust (“AMT”): Balanced Portfolio; Fidelity Investments’ Variable Insurance Products Funds I and II (“Fidelity”): Equity Income, Growth, and Asset Manager Portfolios; The Universal Institutional Funds, Inc. (“Van Kampen”): Emerging Markets Equity (Int’l) Portfolio; AIM Variable Insurance Funds (“AIM”): V.I. Capital Appreciation Fund; Federated Insurance Series (“Federated”): High Income Bond Fund II; Rydex Variable Trust (“Rydex”): Financial Services, Health Care, Russell 2000 Advantage , Nova, OTC, Technology, Inverse S&P 500 Index, Government Long Bond Advantage, U.S. Government Money Market, and Utilities Funds;  T. Rowe Price Equity Series, Inc. (“T. Rowe”): Equity Income Portfolio II, and T. Rowe Price International Series, Inc. (“T. Rowe”): International Stock Portfolio. Penn Series, AMT, Fidelity, Van Kampen, AIM, Federated, Rydex, and T. Rowe are open-end diversified management investment companies. The investment in shares of these funds or portfolios is carried at fair market value as determined by the underlying net asset value of the respective funds or portfolios. Dividend income and realized gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis.

Federal Income Taxes – The operations of Account III are included in the federal income tax return of Penn Mutual, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Penn Mutual does not expect to incur federal income taxes on the earnings of Account III to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to Account III for federal income taxes. Penn Mutual will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Diversification Requirements - Under the provisions of Section 817(h) of the IRC, a variable annuity contract other than a contract issued in connection with certain types of employee benefit plans will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based fail to meet applicable diversification requirements. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Penn Mutual believes that Account III satisfies the current requirements of the regulations, and it intends that Account III will continue to meet such requirements.

Accounting Pronouncements – Effective July 1, 2007, Account III adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. The adoption of FIN 48 had no impact on the fund’s net assets or results of operations.

In September 2006, the FASB released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for Account III’s fiscal year ended December 31, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on Account III’s net assets or results of operations.

Note 3. Purchases and Sales of Investments

The following table shows aggregate cost of shares purchased and proceeds of shares redeemed of each fund or portfolio for the period ended December 31, 2007:

	Purchases	Sales
Money Market Fund	$91,757,133	$70,539,179
Limited Maturity Bond Fund	20,463,246	6,776,302
Quality Bond Fund	35,297,320	14,768,821
High Yield Bond Fund.	20,715,912	20,344,102
Flexibly Managed Fund	297,008,661	93,190,307
Growth Stock Fund	21,649,786	14,989,607
Large Cap Value Fund.	29,477,089	16,479,625
Large Cap Growth Fund	5,589,575	5,403,269
Index 500 Fund	21,975,346	13,590,803
Mid Cap Growth Fund	18,134,108	8,207,245
Mid Cap Value Fund	20,857,636	12,383,058
Strategic Value Fund	16,732,123	6,183,097
Small Cap Growth Fund	5,710,185	16,727,367
Small Cap Value Fund	37,919,317	15,895,151
International Equity Fund	92,014,301	13,210,784
REIT Fund	22,254,875	12,876,542
Balanced Portfolio	5,692,579	6,059,818
Equity Income Portfolio	35,828,879	13,518,696
Growth Portfolio	16,078,704	22,005,724
Asset Manager Portfolio	4,267,391	3,592,603

	Purchases	Sales
Emerging Markets Equity (Int’l) Portfolio	$40,332,512	$10,910,220
V.I. Capital Appreciation Fund	$269,033	$251,557
High Income Bond Fund II	948,162	1,475,655
Financial Services Fund	76,575	84,728
Health Care Fund	87,825	74,624
Russell 2000 Advantage Fund	210,911	262,208
Nova Fund	332,158	723,306
OTC Fund	4,828,755	4,651,525
Technology Fund	122,843	127,751
Inverse S&P 500 Index Fund	2,730,452	2,730,452
Government Long Bond Advantage Fund	1,588,429	1,562,350
U.S. Government Money Market Fund	7,556,101	7,886,708
Utilities Fund	159,741	138,621
Equity Income Portfolio II	483,394	402,021
International Stock Portfolio	390,315	220,453

Note 4. Related Party Transactions and Contract Charges

Penn Mutual received $36,419,125 and $28,573,355 from Account III for the years ended December 31, 2007 and 2006. These charges include those assessed through a reduction in unit values as well as those assessed through the redemption of units.

Certain charges of the products are reflected as a reduction in the value of the units held by the policyholder. These are as follows:

Products	Mortality & Risk Expense	Contract Administration	Maximum Supplemental Rider Charge
Diversifier II/Optimizer	1.25%	None	N/A
Commander	1.25%	0.15%	0.95%
Penn Freedom	1.30%	0.15%	0.95%
Enhanced Credit Variable Annuity	1.25%	0.15%	0.60%
Pennant Select	1.20%	0.15%	0.95%
Olympia XT Advisor	1.25%	0.15%	0.60%
Penn Freedom Advisor	1.45%	0.15%	0.60%
Retirement Planner VA	1.25%	None	0.60%

Certain charges of the products are reflected as a redemption of units held by the policyholder. These are as follows:

Products	Annual Contract Charge
Diversifier II/Optimizer	$30 maximum
Commander	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Penn Freedom	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Enhanced Credit Variable Annuity	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Pennant Select	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Olympia XT Advisor	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Penn Freedom Advisor	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Retirement Planner VA	$30 maximum

Products	Surrender Charges
Diversifier II/Optimizer	Maximum charge of 7% of purchase payments received. Charges do not apply after 10 years.
Commander	Maximum charge of 1% of purchase payments received. Charges do not apply after 1 year.
Penn Freedom	Maximum charge of 8% of purchase payments received. Charges do not apply after 4 years.
Enhanced Credit Variable Annuity	Maximum charge of 8% of purchase payments received. Charges do not apply after 9 years.
Pennant Select	Maximum charge of 7% of purchase payments received. Charges do not apply after 7 years.
Olympia XT Advisor	Maximum charge of 8% of purchase payments received. Charges do not apply after 9 years.
Penn Freedom Advisor	Maximum charge of 8% of purchase payments received. Charges do not apply after 4 years.
Retirement Planner VA	Maximum charge of 7% of purchase payments received. Charges do not apply after 10 years.

Premium taxes on purchase payments are withdrawn from payments prior to the purchase of units. Currently, state premium taxes on purchase payments range from 0.00% to 3.50%.

Note 5. Accumulation Units

The accumulation units are as follows:

	January 1,
	2006	December 31, 2006			December 31, 2007
				Ending			Ending
	Unit	Units	Units	Unit	Units	Units	Unit
Subaccount	Balance	Purchased	Redeemed	Balance	Purchased	Redeemed	Balance
Money Market Fund	1,861,213	1,747,719	(1,293,380)	2,315,552	6,741,763	(5,155,490)	3,901,826
Limited Maturity Bond Fund	1,939,898	810,077	(281,709)	2,468,266	1,369,653	(329,782)	3,508,136
Quality Bond Fund	6,125,094	1,573,862	(428,815)	7,270,141	1,804,057	(483,335)	8,590,864
High Yield Bond Fund	2,662,065	634,247	(549,626)	2,746,686	820,903	(736,419)	2,831,170
Flexibly Managed Fund	22,744,508	6,738,403	(445,929)	29,036,982	7,493,511	(2,229,813)	34,300,679
Growth Stock Fund	3,658,181	1,835,898	(167,898)	5,326,181	2,297,525	(310,846)	7,312,861
Large Cap Value Fund	5,118,168	371,993	(449,207)	5,040,954	606,302	(535,130)	5,112,126
Large Cap Growth Fund	1,642,898	439,061	(320,499)	1,761,460	304,825	(397,221)	1,669,063
Index 500 Fund	6,877,142	1,029,723	(493,650)	7,413,215	1,226,488	(528,071)	8,111,633
Mid Cap Growth	3,917,660	958,995	(580,084)	4,296,571	1,387,920	(501,263)	5,183,228
Mid Cap Value Fund	2,909,100	471,170	(306,230)	3,074,040	514,715	(404,311)	3,184,444
Strategic Value Fund	1,698,434	368,288	(327,769)	1,738,953	698,895	(322,415)	2,115,433
Small Cap Growth Fund	2,689,797	624,299	(361,335)	2,952,761	238,927	(565,449)	2,626,239
Small Cap Value Fund	3,601,431	561,847	(199,888)	3,963,390	713,322	(461,964)	4,214,748
International Equity Fund	4,481,484	2,035,277	(202,775)	6,313,986	2,294,469	(426,539)	8,181,917
REIT Fund	1,462,734	549,811	(94,550)	1,917,995	533,358	(573,937)	1,877,416
Balanced Portfolio	1,703,787	206,217	(216,401)	1,693,603	278,187	(188,860)	1,782,930
Equity Income Portfolio	4,864,020	685,162	(341,119)	5,208,063	1,290,822	(529,194)	5,969,691
Growth Portfolio	5,952,287	365,126	(825,142)	5,492,271	857,727	(1,201,415)	5,148,583
Asset Manager Portfolio	1,217,502	50,635	(230,636)	1,037,501	169,976	(169,850)	1,037,627
Emerging Markets Equity (Int’l) Portfolio	1,381,594	754,808	(263,236)	1,873,166	814,282	(420,137)	2,267,310

	January 1,
	2006	December 31, 2006			December 31, 2007
				Ending			Ending
	Unit	Units	Units	Unit	Units	Units	Unit
Subaccount	Balance	Purchased	Redeemed	Balance	Purchased	Redeemed	Balance
V.I. Capital Appreciation Fund	6,805	12,105	(9,730)	9,180	21,264	(20,857)	9,588
High Income Bond Fund II	40,607	86,579	(56,090)	71,096	64,100	(105,687)	29,509
Financial Services Fund	6,175	32,734	(34,739)	4,170	4,816	(5,894)	3,092
Health Care Fund	2,710	21,987	(23,310)	1,387	6,381	(5,464)	2,304
Russell 2000 Advantage Fund(a)	81,278	61,124	(125,880)	16,522	12,858	(17,640)	11,739
Nova Fund	15,297	92,203	(55,502)	51,998	24,121	(60,996)	15,123
OTC Fund	7,441	966,404	(966,035)	7,810	364,267	(352,835)	19,242
Technology Fund	2,263	24,915	(26,028)	1,150	9,140	(9,662)	628
Inverse S&P 500 Index Fund(b)	—	308,633	(308,633)	—	413,992	(413,992)	—
Government Long Bond Advantage Fund(c)	79,258	231,173	(300,358)	10,073	109,243	(107,601)	11,715
U.S. Government Money Market Fund	147,435	1,638,449	(1,692,767)	93,117	734,313	(769,011)	58,420
Utilities Fund	5,598	10,899	(10,246)	6,251	10,768	(10,666)	6,352
Equity Income Portfolio II	50,863	19,026	(46,813)	23,076	32,866	(30,922)	25,020
International Stock Portfolio	7,093	4,737	(5,384)	6,446	22,125	(14,521)	14,050

Note 6. Financial Highlights

Account III is a funding vehicle for a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following table was developed by determining which products offered within Account III have the lowest and highest total return. Only product designs within each subaccount that has units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered within Account III as contract owners may not have selected all available and applicable contract options.

	January 1, 2007	December 31, 2007			For the Year ended December 31, 2007
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$10.36 to $23.57	3,901,826	$10.72 to $24.43	$51,354,071	4.86	1.25 to 1.60	3.45 to 3.66
Limited Maturity Fund	11.02 to 15.50	3,508,136	11.42 to 16.11	45,194,177	4.42	1.25 to 1.60	3.70 to 3.91
Quality Bond Fund	11.59 to 30.69	8,590,864	12.15 to 32.23	132,385,772	4.65	1.25 to 1.60	4.79 to 5.01
High Yield Bond Fund	14.69 to 53.79	2,831,170	15.00 to 55.01	57,411,937	6.99	1.25 to 1.60	2.07 to 2.28
Flexibly Managed Fund	18.05 to 149.07	34,300,679	18.58 to 153.79	1,065,431,617	2.28	1.25 to 1.60	2.96 to 3.17
Growth Stock Fund	6.51 to 44.38	7,312,861	7.01 to 47.83	83,301,815	0.42	1.25 to 1.60	7.58 to 7.79

	January 1, 2007	December 31, 2007			For the Year ended December 31, 2007
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Large Cap Value Fund	$14.00 to $60.68	5,112,126	$14.31 to $62.16	$128,370,422	1.39	1.25 to 1.60	2.23 to 2.44
Large Cap Growth Fund	11.30 to 11.40	1,669,063	11.66 to 11.79	19,541,666	0.54	1.25 to 1.60	3.20 to 3.41
Mid Cap Growth Fund	7.72 to 16.69	5,183,228	9.52 to 20.62	61,688,459	—	1.25 to 1.60	23.34 to 23.59
Mid Cap Value Fund	18.17 to 27.92	3,184,444	18.58 to 28.61	74,757,634	1.14	1.25 to 1.60	2.26 to 2.47
Strategic Value Fund	15.13 to 15.27	2,115,433	15.04 to 15.21	31,945,966	0.57	1.25 to 1.60	(0.61 to (0.41)
Small Cap Growth Fund	9.32 to 28.18	2,626,239	9.89 to 29.98	48,541,418	—	1.25 to 1.60	6.16 to 6.37
Small Cap Value Fund	18.66 to 34.75	4,214,748	17.41 to 32.49	99,345,688	0.70	1.25 to 1.60	(6.67 to (6.48)
International Equity Fund	17.67 to 38.90	8,181,917	20.91 to 46.12	216,189,483	0.58	1.25 to 1.60	18.32 to 18.55
REIT Fund	23.73 to 23.95	1,877,416	19.21 to 19.43	36,208,851	2.59	1.25 to 1.60	(19.06 to (18.90)
Balanced Portfolio	12.12 to 21.91	1,782,930	13.81 to 25.01	30,878,857	1.18	1.25 to 1.60	13.93 to 14.16
Equity Income Portfolio	14.53 to 28.58	5,969,691	14.54 to 28.65	107,982,474	1.86	1.25 to 1.60	0.06 to 0.26
Growth Portfolio	9.78 to 23.27	5,148,583	12.24 to 29.17	93,240,992	0.85	1.25 to 1.60	25.13 to 25.38
Asset Manager Portfolio	11.63 to 20.07	1,037,627	13.24 to 22.89	16,599,646	6.20	1.25 to 1.60	13.83 to 14.06
Emerging Markets Equity (Int’l)	20.86 to 30.16	2,267,310	28.93 to 41.79	84,098,704	0.42	1.25 to 1.60	38.42 to 38.70
Portfolio
V.I. Capital Appreciation Fund	11.98 to 12.09	9,588	13.20 to 13.35	127,219	—	1.25 to 1.60	10.23 to 10.45
High Income Bond Fund II	13.87 to 14.00	29,509	14.12 to 14.28	418,770	7.15	1.25 to 1.60	1.78 to 1.98
Financial Services Fund	13.62 to 13.75	3,092	10.88 to 11.01	33,948	1.79	1.25 to 1.60	(20.10 to (19.94)
Health Care Fund	12.77 to 12.89	2,304	13.32 to 13.47	30,907	—	1.25 to 1.60	4.33 to 4.54
Russell 2000 Advantage Fund(a)	14.93 to 15.07	11,739	13.70 to 13.86	162,200	1.50	1.25 to 1.60	(8.23 to (8.04)
Nova Fund	12.93 to 13.05	15,123	12.87 to 13.01	196,469	0.58	1.25 to 1.60	(0.49 to (0.29)
OTC Fund	12.25 to 12.37	19,242	14.21 to 14.37	276,354	0.11	1.25 to 1.60	15.94 to 16.18
Technology Fund	12.55 to 12.66	628	13.63 to 13.78	8,557	—	1.25 to 1.60	8.62 to 8.84
Inverse S&P 500 Index Fund(b)	6.87 to 6.87	—	6.75 to 6.83	—	—	1.25 to 1.60	(0.78 to (0.58)
Government Long Bond Advantage Fund(c)	12.60 to 12.72	11,715	13.61 to 13.77	160,714	3.61	1.25 to 1.60	8.03 to 8.25
U.S. Government Money Market	9.89 to 9.98	58,420	10.11 to 10.23	593,318	3.85	1.25 to 1.60	2.23 to 2.44
Fund
Utilities Fund	13.05 to 13.17	6,352	14.50 to 14.66	92,794	1.86	1.25 to 1.60	11.06 to 11.29
Equity Income Portfolio II	13.61 to 13.67	25,020	13.83 to 13.86	346,217	1.53	1.25 to 1.60	1.39 to 1.59
International Stock Portfolio	15.40 to 15.55	14,050	17.13 to 17.33	242,885	1.74	1.25 to 1.60	11.23 to 11.45

	January 1, 2006	December 31, 2006			For the Year ended December 31, 2006
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$10.04 to $22.81	2,315,552	$10.36 to $23.57	$30,133,802	4.60	1.25 to 1.60	3.14 to 3.34
Limited Maturity Fund	10.70 to 15.02	2,468,266	11.02 to 15.50	31,200,892	4.81	1.25 to 1.60	2.99 to 3.20
Quality Bond Fund	11.18 to 29.52	7,270,141	11.59 to 30.69	109,880,081	4.12	1.25 to 1.60	3.74 to 3.95
High Yield Bond Fund	13.55 to 49.52	2,746,686	14.69 to 53.79	58,236,522	5.82	1.25 to 1.60	8.39 to 8.60
Flexibly Managed Fund	15.87 to 130.83	29,036,982	18.05 to 149.07	959,061,870	1.77	1.25 to 1.60	13.71 to 13.94
Growth Stock Fund	5.84 to 39.76	5,326,181	6.51 to 44.38	67,368,322	0.26	1.25 to 1.60	11.38 to 11.61
Large Cap Value Fund	12.01 to 51.95	5,040,954	14.00 to 60.68	135,392,863	1.07	1.25 to 1.60	16.57 to 16.80
Large Cap Growth Fund	11.05 to 11.14	1,761,460	11.30 to 11.40	19,976,718	0.24	1.25 to 1.60	2.21 to 2.41
Index 500 Fund	10.07 to 15.66	7,413,215	11.46 to 17.84	98,825,572	1.34	1.25 to 1.60	13.72 to 13.94
Mid Cap Growth Fund	7.33 to 15.82	4,296,571	7.72 to 16.69	42,788,004	—	1.25 to 1.60	5.28 to 5.49
Mid Cap Value Fund	16.55 to 25.38	3,074,040	18.17 to 27.92	71,871,042	0.64	1.25 to 1.60	9.81 to 10.03
Strategic Value Fund	13.68 to 13.78	1,738,953	15.13 to 15.27	26,413,865	0.47	1.25 to 1.60	10.62 to 10.84
Small Cap Growth Fund	9.57 to 28.89	2,952,761	9.32 to 28.18	53,204,019	—	1.25 to 1.60	(2.65 to (2.45)
Small Cap Value Fund	16.12 to 29.96	3,963,390	18.66 to 34.75	103,427,966	0.31	1.25 to 1.60	15.75 to 15.98
International Equity Fund	13.74 to 30.22	6,313,986	17.67 to 38.90	151,035,422	1.66	1.25 to 1.60	28.47 to 28.73
REIT Fund	18.18 to 18.32	1917,995	23.73 to 23.95	45,693,943	1.24	1.25 to 1.60	30.51 to 30.77
Balanced Portfolio	11.11 to 20.05	1,693,603	12.12 to 21.91	26,610,709	0.81	1.25 to 1.60	9.08 to 9.30
Equity Income Portfolio	12.27 to 24.07	5,208,063	14.53 to 28.58	99,363,420	3.36	1.25 to 1.60	18.47 to 18.70
Growth Portfolio	9.28 to 22.05	5,492,271	9.78 to 23.27	82,333,018	0.40	1.25 to 1.60	5.32 to 5.53
Asset Manager Portfolio	10.99 to 18.94	1,037,501	11.63 to 20.07	15,137,113	2.83	1.25 to 1.60	5.78 to 5.99
Emerging Markets Equity (Int’l)	15.40 to 22.29	1,873,166	20.86 to 30.16	48,358,164	0.76	1.25 to 1.60	35.17 to 35.44
Portfolio
V.I. Capital Appreciation Fund	11.45 to 11.53	9,180	11.98 to 12.09	110,463	0.06	1.25 to 1.60	4.62 to 4.83
High Income Bond Fund II	12.72 to 12.82	71,096	13.87 to 14.00	990,299	6.64	1.25 to 1.60	9.05 to 9.27
Financial Services Fund	11.86 to 11.94	4,170	13.62 to 13.75	57,127	0.64	1.25 to 1.60	14.88 to 15.11
Health Care Fund	12.35 to 12.43	1,387	12.77 to 12.89	17,779	—	1.25 to 1.60	3.45 to 3.65
Mekros Fund(a)	12.55 to 12.64	16,522	14.93 to 15.07	247,533	0.14	1.25 to 1.60	18.94 to 19.17
Nova Fund	11.02 to 11.10	51,998	12.93 to 13.05	677,175	1.69	1.25 to 1.60	17.39 to 17.62
OTC Fund	11.77 to 11.85	7,810	12.25 to 12.37	96,566	—	1.25 to 1.60	4.10 to 4.31
Technology Fund	12.04 to 12.13	1,150	12.55 to 12.66	14,487	—	1.25 to 1.60	4.21 to 4.42
Ursa Fund(b)	7.48 to 7.53	—	6.87 to 6.87	—	—	1.25 to 1.60	(8.97 to (8.79)
U.S. Government Bond Fund(c)	13.22 to 13.31	10,073	12.60 to 12.72	127,448	3.50	1.25 to 1.60	(4.67 to (4.48)
U.S. Government Money Market	9.68 to 9.75	93,117	9.89 to 9.98	923,677	3.71	1.25 to 1.60	2.18 to 2.39
Fund
Utilities Fund	10.96 to 11.04	6,251	13.05 to 13.17	82,032	2.00	1.25 to 1.60	19.05 to 19.29
Equity Income Portfolio II	11.63 to 11.71	23,076	13.61 to 13.67	314,668	1.22	1.25 to 1.60	16.77 to 17.00
International Stock Portfolio	13.14 to 13.24	6,446	15.40 to 15.55	99,762	1.49	1.25 to 1.60	17.21 to 17.44

	January 1, 2005	December 31, 2005			For the Year ended December 31, 2005
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$9.91 to $22.46	1,861,213	$10.04 to $22.81	$24,607,883	2.78	1.25 to 1.60	1.35 to 1.55
Limited Maturity Fund	10.62 to 14.89	1,939,898	10.70 to 15.02	24,017,142	4.06	1.25 to 1.60	0.68 to 0.88
Quality Bond Fund	11.06 to 29.16	6,125,094	11.18 to 29.52	92,830,190	4.44	1.25 to 1.60	1.03 to 1.23
High Yield Bond Fund	13.34 to 48.63	2,662,065	13.55 to 49.52	55,671,235	7.21	1.25 to 1.60	1.63 to 1.83
Flexibly Managed Fund	14.93 to 122.84	22,744,508	15.87 to 130.83	91,988,671	1.61	1.25 to 1.60	6.30 to 6.51
Growth Stock Fund	5.58 to 37.93	3,658,181	5.84 to 39.76	52,967,259	0.11	1.25 to 1.60	4.62 to 4.83
Large Cap Value Fund	11.83 to 51.07	5,118,168	12.01 to 51.95	124,662,226	1.14	1.25 to 1.60	1.52 to 1.73
Large Cap Growth Fund	11.08 to 11.14	1,642,898	11.05 to 11.14	18,218,696	0.17	1.25 to 1.60	(0.26 to (0.06)
Index 500 Fund	9.78 to 15.18	6,877,142	10.07 to 15.66	83,025,808	1.57	1.25 to 1.60	2.98 to 3.19
Mid Cap Growth Fund	6.60 to 14.24	3,917,660	7.33 to 15.82	38,164,279	—	1.25 to 1.60	10.87 to 11.09
Mid Cap Value Fund	14.94 to 22.88	2,909,100	16.55 to 25.38	62,996,495	0.67	1.25 to 1.60	10.72 to 10.94
Strategic Value Fund	12.83 to 12.89	1,698,434	13.68 to 13.78	23,309,051	0.52	1.25 to 1.60	6.65 to 6.86
Small Cap Growth Fund	9.14 to 27.53	2,689,797	9.57 to 28.89	53,460,767	—	1.25 to 1.60	4.75 to 4.95
Small Cap Value Fund	15.77 to 29.26	3,601,431	16.12 to 29.96	83,723,028	0.40	1.25 to 1.60	2.18 to 2.39
International Equity Fund	11.94 to 26.21	4,481,484	13.74 to 30.22	91,988,671	0.42	1.25 to 1.60	15.09 to 15.32
REIT Fund	16.33 to 16.42	1,462,734	18.18 to 18.32	26,687,472	2.29	1.25 to 1.60	11.34 to 11.57
Balanced Portfolio	10.32 to 18.59	1,703,787	11.11 to 20.05	25,324,321	0.96	1.25 to 1.60	7.61 to 7.83
Equity Income Portfolio	11.76 to 23.03	4,864,020	12.27 to 24.07	81,792,866	1.58	1.25 to 1.60	4.35 to 4.55
Growth Portfolio	8.89 to 21.10	5,952,287	9.28 to 22.05	87,108,057	0.52	1.25 to 1.60	4.28 to 4.49
Asset Manager Portfolio	10.71 to 18.43	744,668	10.99 to 18.94	17,163,991	2.74	1.25 to 1.60	2.55 to 2.76
Emerging Markets Equity (Int’l)	11.65 to 16.88	1,381,594	15.40 to 22.29	25,393,683	0.38	1.25 to 1.60	31.93 to 32.20
Portfolio
V.I. Capital Appreciation Fund	10.69 to 10.75	6,805	11.45 to 11.53	78,339	0.05	1.25 to 1.60	7.11 to 7.33
High Income Bond Fund II	12.59 to 12.66	40,607	12.72 to 12.82	517,168	10.24	1.25 to 1.60	1.03 to 1.23
Financial Services Fund	11.65 to 11.71	6,175	11.86 to 11.94	73,625	0.78	1.25 to 1.60	1.74 to 1.95
Health Care Fund	11.34 to 11.40	2,710	12.35 to 12.43	33,605	—	1.25 to 1.60	8.89 to 9.11
Mekros Fund(a)	12.27 to 12.34	81,278	12.55 to 12.64	1,025,988	0.76	1.25 to 1.60	2.27 to 2.48
Nova Fund	10.77 to 10.82	15,297	11.02 to 11.10	169,509	0.39	1.25 to 1.60	2.32 to 2.52
OTC Fund	11.83 to 11.89	7,441	11.77 to 11.85	88,133	—	1.25 to 1.60	(0.49 to (0.29)
Technology Fund	11.86 to 11.93	2,263	12.04 to 12.13	27,326	—	1.25 to 1.60	1.48 to 1.68
Ursa Fund(b)	7.66 to 7.70	—	7.48 to 7.53	—	—	1.25 to 1.60	(2.34 to (2.15)
U.S. Government Bond Fund(c)	12.47 to 12.53	79,258	13.22 to 13.31	1,049,473	3.34	1.25 to 1.60	6.01 to 6.22
U.S. Government Money Market	9.64 to 9.69	1,581,196	9.68 to 9.75	1,430,882	1.93	1.25 to 1.60	0.40 to 0.60
Fund
Utilities Fund	10.08 to 10.13	62,880	10.96 to 11.04	61,709	0.59	1.25 to 1.60	8.81 to 9.03
Equity Income Portfolio	11.38 to 11.47	47,215	11.63 to 11.71	594,757	1.25	1.25 to 1.60	2.05 to 2.26
International Stock Portfolio	11.51 to 11.57	6,772	13.14 to 13.24	93,795	4.17	1.25 to 1.60	14.20 to 14.43

	January 1, 2004	December 31, 2004			For the Year ended December 31, 2004
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$9.96 to $22.53	1,842,289	$9.91 to $22.46	$25,259,288	0.92	1.25 to 1.60	(0.49 to (0.30)
Limited Maturity Fund	10.54 to 14.74	1,893,330	10.62 to 14.89	23,515,056	3.39	1.25 to 1.60	.85 to 1.05
Quality Bond Fund	10.73 to 28.23	5,308,321	11.06 to 29.16	83,861,067	4.20	1.25 to 1.60	3.09 to 3.29
High Yield Bond Fund	12.22 to 44.48	2,400,182	13.34 to 48.63	53,530,372	7.37	1.25 to 1.60	9.12 to 9.34
Flexibly Managed Fund	12.78 to 104.89	16,828,951	14.93 to 122.84	603,145,736	2.06	1.25 to 1.60	16.88 to 17.11
Growth Stock Fund	5.06 to 34.32	3,183,875	5.58 to 37.93	50,595,473	0.43	1.25 to 1.60	10.29 to 10.51
Large Cap Value Fund	10.64 to 45.82	4,924,604	11.83 to 51.07	130,069,852	1.41	1.25 to 1.60	11.23 to 11.45
Large Cap Growth Fund	10.35 to 10.38	1,489,064	11.08 to 11.14	16,543,958	0.61	1.25 to 1.60	7.10 to 7.31
Index 500 Fund	8.98 to 13.91	7,296,541	9.78 to 15.18	87,000,138	1.67	1.25 to 1.60	8.88 to 9.10
Mid Cap Growth Fund	6.01 to 12.95	3,901,641	6.60 to 14.24	34,930,568	—	1.25 to 1.60	9.77 to 9.99
Mid Cap Value Fund	12.31 to 18.81	2,577,894	14.94 to 22.88	51,433,208	0.40	1.25 to 1.60	21.40 to 21.65
Strategic Value Fund	10.47 to 10.51	1,284,004	12.83 to 12.89	16,508,987	0.52	1.25 to 1.60	22.46 to 22.71
Small Cap Growth Fund	8.47 to 25.46	2,779,089	9.14 to 27.53	55,169,724	—	1.25 to 1.60	7.92 to 8.14
Small Cap Value Fund	13.93 to 25.79	3,588,341	15.77 to 29.26	83,681,235	0.03	1.25 to 1.60	13.23 to 13.45
International Equity Fund	9.31 to 20.41	3,829,204	11.94 to 26.21	73,895,865	0.64	1.25 to 1.60	28.14 to 28.40
REIT Fund	12.23 to 12.27	1,111,732	16.33 to 16.42	18,205,011	3.79	1.25 to 1.60	33.58 to 33.84
Balanced Portfolio	9.58 to 17.22	1,909,414	10.32 to 18.59	26,703,581	1.21	1.25 to 1.60	7.74 to 7.95
Equity Income Portfolio	10.69 to 20.91	4,634,977	11.76 to 23.03	77,817,156	1.52	1.25 to 1.60	9.92 to 10.14
Growth Portfolio	8.72 to 20.67	6,921,706	8.89 to 21.10	99,015,538	0.27	1.25 to 1.60	1.89 to 2.09
Asset Manager Portfolio	10.30 to 17.69	1,324,744	10.71 to 18.43	18,485,779	2.67	1.25 to 1.60	3.95 to 4.16
Emerging Markets Equity (Int’l) Portfolio	9.58 to 13.89	1,128,099	11.65 to 16.88	15,231,832	0.66	1.25 to 1.60	21.34 to 21.59
V.I. Capital Appreciation Fund	10.19 to 10.22	12,294	10.69 to 10.75	131,963	—	1.25 to 1.60	4.93 to 5.14
High Income Bond Fund II	11.58 to 11.62	187,933	12.59 to 12.66	2,370,366	6.43	1.25 to 1.60	8.71 to 8.93
Financial Services Fund	10.11 to 10.14	6,142	11.65 to 11.71	71866	0.41	1.25 to 1.60	15.26 to 15.49
Health Care Fund	10.85 to 10.88	5,534	11.34 to 11.40	62,990	—	1.25 to 1.60	4.54 to 4.75
Mekros Fund(a)	9.96 to 9.99	56,193	12.27 to 12.34	692,769	—	1.25 to 1.60	23.21 to 23.46
Nova Fund	9.55 to 9.58	29,414	10.77 to 10.82	317,979	—	1.25 to 1.60	12.80 to 13.03
OTC Fund	10.99 to 11.03	39,693	11.83 to 11.89	471,573	—	1.25 to 1.60	7.61 to 7.83
Technology Fund	11.92 to 11.96	14,246	11.86 to 11.93	169,823	—	1.25 to 1.60	(0.46 to (0.26)
Ursa Fund(b)	8.67 to 8.69	—	7.66 to 7.70	—	—	1.25 to 1.60	(11.63 to (11.46)
U.S. Government Bond Fund(c)	11.69 to 11.73	33,817	12.47 to 12.53	422,597	3.06	1.25 to 1.60	6.68 to 6.90
U.S. Government Money Market Fund	9.77 to 9.81	206,521	9.64 to 9.69	1,992,298	0.14	1.25 to 1.60	(1.35 to (1.15)
Utilities Fund	8.73 to 8.75	6,027	10.08 to 10.13	60,973	3.23	1.25 to 1.60	15.45 to 15.68
Equity Income Portfolio	10.07 to 10.17	82,922	11.38 to 11.47	946,739	3.54	1.25 to 1.60	12.80 to 13.02
International Stock Portfolio	10.28 to 10.31	1,709	11.51 to 11.57	19,736	0.24	1.25 to 1.60	11.97 to 12.19

	January 1, 2003	December 31, 2003			For the Year ended December 31, 2003
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$10.02 to $22.62	2,209,800	$9.96 to $22.53	$31,014,882	0.90	1.25 to 1.60	(0.59 to (0.39)
Limited Maturity Bond Fund	10.39 to 14.50	1,975,056	10.54 to 14.74	24,763,137	3.71	1.25 to 1.60	1.42 to 1.62
Quality Bond Fund	10.25 to 26.93	5,164,695	10.73 to 28.23	81,481,029	4.47	1.25 to 1.60	4.65 to 4.86
High Yield Bond Fund	10.07 to 36.58	2,185,320	12.22 to 44.48	50,912,737	8.76	1.25 to 1.60	21.35 to 21.60
Flexibly Managed Fund	9.98 to 81.75	11,550,403	12.78 to 104.89	435,827,384	2.17	1.25 to 1.60	28.05 to 28.30
Growth Stock Fund	4.57 to 61.60	3,344,230	5.06 to 34.32	53,191,881	0.03	1.25 to 1.60	(44.29 to 10.86)
Large Cap Value Fund	8.45 to 36.32	4,736,097	10.64 to 45.82	124,852,324	1.61	1.25 to 1.60	25.92 to 26.17
Large Cap Growth Fund	8.36 to 8.37	863,343	10.35 to 10.38	8,949,195	0.46	1.25 to 1.60	23.80 to 24.05
Index 500 Fund	7.09 to 10.97	7,119,751	8.98 to 13.91	79,787,359	1.47	1.25 to 1.60	26.56 to 26.81
Mid Cap Growth Fund	4.08 to 8.78	3,800,719	6.01 to 12.95	32,287,718	—	1.25 to 1.60	47.15 to 47.44
Mid Cap Value Fund	9.13 to 13.91	2,455,518	12.31 to 18.81	41,381,342	0.39	1.25 to 1.60	34.88 to 35.15
Strategic Value Fund	8.49 to 8.50	687,299	10.47 to 10.51	7,209,721	0.53	1.25 to 1.60	23.33 to 23.58
Small Cap Growth Fund	5.83 to 17.47	2,802,966	8.47 to 25.46	54,098,865	—	1.25 to 1.60	45.39 to 45.68
Small Cap Value Fund	8.08 to 14.94	3,397,254	13.93 to 25.79	72,130,927	—	1.25 to 1.60	72.33 to 72.68
International Equity Fund	7.11 to 15.56	3,537,633	9.31 to 20.41	57,419,609	0.66	1.25 to 1.60	30.94 to 31.20
REIT Fund	9.15 to 9.17	691,940	12.23 to 12.27	8,474,702	4.32	1.25 to 1.60	33.54 to 33.80
Balanced Portfolio	8.36 to 15.00	2,129,172	9.58 to 17.22	28,515,617	1.74	1.25 to 1.60	9.62 to 19.93
Equity Income Portfolio	8.33 to 16.24	4,621,038	10.69 to 20.91	73,309,592	1.80	1.25 to 1.60	28.45 to 28.71
Growth Portfolio	6.66 to 15.75	7,331,178	8.72 to 20.67	107,262,818	0.27	1.25 to 1.60	26.01 to 36.19
Asset Manager Portfolio	8.85 to 15.19	1,305,076	10.30 to 17.69	18,334,086	3.55	1.25 to 1.60	14.59 to 18.11
Emerging Markets Equity (Int’l) Portfolio	6.48 to 9.41	1,153,874	9.58 to 13.89	12,587,574	—	1.25 to 1.60	37.12 to 58.86
V.I. Capital Appreciation Fund	7.99 to 8.00	26,917	10.19 to 10.22	274,790	—	1.25 to 1.60	27.46 to 27.72
High Income Bond Fund II	9.63 to 9.64	134,415	11.58 to 11.62	1,561,502	3.35	1.25 to 1.60	20.28 to 20.52
Financial Services Fund	7.97 to 7.98	—	10.11 to 10.14	—	—	1.25 to 1.60	26.88 to 27.13
Health Care Fund	8.49 to 8.50	657	10.85 to 10.88	7,120	—	1.25 to 1.60	27.71 to 27.97
Mekros Fund(a)	6.16 to 6.17	18,953	9.96 to 9.99	213,611	42.93	1.25 to 1.60	61.67 to 62.00
Nova Fund	6.97 to 6.98	349,021	9.55 to 9.58	3,332,453	—	1.25 to 1.60	36.98 to 37.26
OTC Fund	7.68 to 7.69	11,116	10.99 to 11.03	122,567	—	1.25 to 1.60	43.11 to 43.39
Technology Fund	7.51 to 7.52	10,053	11.92 to 11.96	120,114	—	1.25 to 1.60	58.77 to 59.08
Ursa Fund(b)	11.53 to 11.55	863	8.67 to 8.69	7,478	—	1.25 to 1.60	(24.86 to (24.71)
U.S. Government Bond Fund(c)	11.90 to 11.92	74,950	11.69 to 11.73	864,216	3.46	1.25 to 1.60	(1.80 to (1.60)
U.S. Government Money Market Fund	9.93 to 9.94	613,906	9.77 to 9.81	6,001,539	—	1.25 to 1.60	(1.58 to (1.38)
Utilities Fund	7.07 to 7.08	869	8.73 to 8.75	11,531	0.17	1.25 to 1.60	23.41 to 23.66
Equity Income Portfolio II	8.24 to 8.26	28,216	10.07 to 10.17	288,829	2.18	1.25 to 1.60	22.16 to 23.16
International Stock Portfolio	8.00 to 8.01	13,147	10.28 to 10.31	135,440	1.41	1.25 to 1.60	30.01 to 30.27

(a) Prior to May 1, 2006, Russell 2000 Advantage Fund was named Mekros Fund.

(b) Prior to May 1, 2006, Inverse S&P 500 Index Fund was named Ursa Fund.

(c) Prior to May 1, 2006, Government Long Bond Advantage was named U.S. Government Bond Fund.

*

These ratios represent the dividends, excluding distributions of capital gains, received by the subaccounts within Account III from the underlying mutual fund, net of management fees and expenses assessed by the fund manager, divided by the average net assets of the respective subaccounts. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reduction in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying funds in which the subaccounts invest.

**

These ratios represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying subaccount are excluded.

***

These ratios represent the total return for the periods indicated, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia PA 19103-7042
Telephone (267) 330 3000
Facsimile (267) 330 3300
www.pwc.com

Report of the Independent Accounting Firm

To the Board of Trustees of The Penn Mutual Life Insurance Company and contract owners of Penn Mutual Variable Annuity Account III

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the sub accounts disclosed in Note 1 which comprise the Penn Mutual Variable Annuity Account III (the “Variable Account”) at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Variable Account’s management; our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audit, which included confirmation of securities at December 31, 2007 by correspondence with the transfer agent, provides a reasonable basis for our opinion.  The financial highlights included in Note 5 of the Variable Account for the year ended December 31, 2003 were audited by other auditors whose report dated March 19, 2004 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP
Philadelphia, PA
April 17, 2008

The Penn Mutual Life Insurance Company and Subsidiaries
Consolidated Balance Sheets

As of December 31,	2007	2006
(in thousands)

ASSETS

Debt securities, at fair value	$5,886,524	$5,690,980
Equity securities, at fair value	8,582	8,980
Real estate, net of accumulated depreciation	16,311	16,896
Policy loans	669,338	633,403
Short-term investments	38,060	191,347
Other invested assets, at fair value	363,706	245,156
Total investments	6,982,521	6,786,762

Cash and cash equivalents	23,806	54,600
Investment income due and accrued	81,381	73,528
Deferred acquisition costs	806,718	753,703
Amounts recoverable from reinsurers	355,112	352,920
Broker/dealer receivables	1,708,810	1,922,896
Goodwill	50,026	50,026
Other assets	334,785	296,565
Separate account assets	4,137,215	3,791,429

Total Assets	$14,480,374	$14,082,429

LIABILITIES

Reserves for future policy benefits	$2,608,995	$2,615,706
Other policyholder funds	3,357,686	3,278,736
Policyholders’ dividends payable	16,596	18,554
Broker/dealer payables	1,435,009	1,678,262
Accrued income taxes	195,135	152,966
Debt	299,992	298,185
Other liabilities	390,852	353,254
Separate account liabilities	4,137,215	3,791,429

Total Liabilities	12,441,480	12,187,092

EQUITY

Retained earnings	1,977,554	1,835,306
Accumulated other comprehensive income:
Unrealized appreciation of securities, net	63,205	61,805
Minimum pension liability	—	(1,774)
Pension liability after adoption of FAS 158	(1,865)	—
Total accumulated other comprehensive income	61,340	60,031
Total Equity	2,038,894	1,895,337

Total Liabilities and Equity	$14,480,374	$14,082,429

The accompanying notes are an integral part of these financial statements.

1

The Penn Mutual Life Insurance Company and Subsidiaries
Consolidated Statements of Income

For the Years Ended December 31,	2007	2006	2005
(in thousands)

REVENUES

Premium and annuity considerations	$130,323	$139,298	$123,909
Policy fee income	314,450	249,635	222,188
Net investment income	425,251	410,491	385,285
Net realized capital losses	(10,894)	(9,667)	(2,949)
Broker/dealer fees and commissions	552,132	536,732	467,947
Other income	36,296	32,377	29,591

Total Revenues	1,447,558	1,358,866	1,225,971

BENEFITS AND EXPENSES

Benefits paid to policyholders and beneficiaries	419,109	403,781	399,437
Policyholder dividends	34,496	37,122	36,247
Decrease in reserves for future policy benefits	(25,857)	(11,187)	(31,233)
General expenses	369,657	350,385	313,988
Broker/dealer sales expense	314,060	301,959	264,719
Amortization of deferred acquisition costs	133,406	86,974	74,898

Total Benefits and Expenses	1,244,871	1,169,034	1,058,056

Income Before Income Taxes	202,687	189,832	167,915

Income taxes:
Current	33,652	(2,716)	22,699
Deferred	31,977	47,134	32,788

Income Tax Expense	65,629	44,418	55,487

NET INCOME	$137,058	$145,414	$112,428

The accompanying notes are an integral part of these financial statements.

2

The Penn Mutual Life Insurance Company and Subsidiaries
Consolidated Statements of Changes in Equity

(In thousands)	Accumulated Other Comprehensive Income/(Loss)	Retained Earnings	Total Equity

Balance at January 1, 2005	$188,366	$1,577,464	$1,765,830

Net income for 2005	—	112,428	112,428
Other comprehensive income, net of tax
Unrealized depreciation of securities,	—	—	—
net of reclassification adjustments	(85,992)	—	(85,992)
Minimum pension liability	(131)	—	(131)
Comprehensive income			26,305
Balance at December 31, 2005	$102,243	$1,689,892	$1,792,135

Net income for 2006	—	145,414	145,414
Other comprehensive income, net of tax
Unrealized depreciation of securities,	—	—	—
net of reclassification adjustments	(43,269)	—	(43,269)
Minimum pension liability	1,057	—	1,057
Comprehensive Income			103,202
Balance at December 31, 2006	$60,031	$1,835,306	$1,895,337

Net income for 2007	—	137,058	137,058
Other comprehensive income, net of tax
Unrealized appreciation of securities,
net of reclassification adjustments	1,400	—	1,400
Minimum pension liability	237	—	237
Comprehensive income			138,695
Impact of adoption of Statement of Financial Accouting Standards (SFAS) No. 158, net of tax	(328)	—	(328)
Impact of adoption of FASB Interpretation (FIN)No. 48, net of tax	—	5,190	5,190
Balance at December 31, 2007	$61,340	$1,977,554	$2,038,894

The accompanying notes are an integral part of these financial statements.

3

The Penn Mutual Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows

For the Years Ended December 31,	2007	2006	2005
(in thousands)

Cash Flows from Operating Activities

Net income	$137,058	$145,414	$112,428
Adjustments to reconcile net income to net cash provided by operating activities:
Capitalization of acquisition costs	(186,381)	(135,526)	(128,349)
Amortization of deferred acquisition costs	133,406	86,974	74,898
Policy fees on universal life and investment contracts	(190,460)	(137,060)	(124,112)
Interest credited on universal life and investment contracts	146,862	136,499	127,058
Depreciation and amortization	(10,335)	(8,483)	1,870
Net realized capital losses	10,894	9,667	2,949
Net investment income on alternative assets and derivatives	(16,662)	(7,986)	4,011
(Increase)/decrease in investment income due and accrued	(7,853)	(6,305)	5,691
Increase in amounts recoverable from reinsurers	(2,192)	(18,097)	(9,289)
Decrease in reserves for future policy benefits	(6,711)	(7,687)	(33,062)
Increase in accrued income taxes	42,234	33,354	19,391
Increase/(decrease) in net broker/dealer receivables	(29,167)	34,669	11,552
Increase in broker loans and advances	(12,943)	1,881	(9,421)
Increase in sales inducements	(9,879)	(8,278)	(4,611)
Other, net	(3,375)	(3,330)	28,878

Net cash (used) provided by operating activities	(5,504)	115,706	79,882

Cash Flows from Investing Activities

Sale of investments:
Debt securities	1,046,967	2,877,545	1,128,999
Equity securities	200	1,373	4,386
Other	—	(166)	(36)

Maturity and other principal repayments:
Debt securities	518,835	544,353	640,578
Other	21,806	26,866	13,673

Cost of investments acquired:
Debt securities	(1,763,617)	(3,657,500)	(2,188,988)
Acquisition, net of cash acquired	—	—	(60,045)
Equity securities	—	(1,380)	(4,576)
Alternative assets	(57,883)	(50,318)	(28,431)
Derivatives	(32,797)	(12,422)	(8,660)
Other	(34)	(2,161)	(2,085)

Change in policy loans, net	(35,935)	(7,971)	(3,468)
Cost of short-term investments sold, net	153,287	29,436	187,460
Purchases of furniture and equipment, net	4,603	(3,453)	(2,655)

Net cash used in investing activities	$(144,568)	$(255,798)	$(323,848)

4

For the Years Ended December 31,	2007	2006	2005
(in thousands)

Cash Flows from Financing Activities

Deposits for universal life and investment contracts	$1,139,291	$974,050	$922,974
Withdrawals from universal life and investment contracts	(835,543)	(704,739)	(669,576)
Transfers to separate accounts	(186,235)	(127,116)	(62,534)
Issuance/(extinguishment) of debt	1,765	(31,487)	58,322

Net cash provided by financing activities	119,278	110,708	249,186

Net increase in cash and cash equivalents	(30,794)	(29,394)	5,220

Cash and cash equivalents
Beginning of the year	54,600	83,994	78,774
End of the year	$23,806	$54,600	$83,994

The accompanying notes are an integral part of these financial statements.

5

THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In thousands)

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Organization and Basis of Presentation

The Penn Mutual Life Insurance Company (“PML”) was founded and commenced business in 1847 as a mutual life insurance company.  PML concentrates primarily on the sale of individual life insurance and annuity products.  The primary products that PML currently markets are traditional whole life, term life, universal life, variable universal life, immediate annuities and deferred annuities, both fixed and variable.  PML markets its products through a network of career agents, independent agents, and independent marketing organizations.  PML is also involved in the broker/dealer business, which offers a variety of investment products and services and is conducted through PML’s non-insurance subsidiaries.  PML sells its products in all fifty states and the District of Columbia.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States (“GAAP”) and include the accounts of The Penn Mutual Life Insurance Company, its wholly owned life insurance subsidiary, The Penn Insurance and Annuity Company (“PIA”), and non-insurance subsidiaries (principally broker/dealer and investment advisory subsidiaries) (collectively the “Company”).  All significant intercompany accounts and transactions have been eliminated in consolidation.  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes.  Such estimates and assumptions could change in the future, as more information becomes known which could impact the amounts reported and disclosed therein.

Investments

The Company classifies its debt securities (bonds, preferred stocks and mortgage and asset-backed securities) as available-for-sale.  These securities are carried at fair value, with the change in unrealized gains and losses reported in other comprehensive income, net of tax.  Income on debt securities is recognized using the effective yield method. For mortgage and asset-backed securities (“structured securities”), changes in expected cash flows are recognized using the retrospective method, except for changes in expected cash flows for structured securities where the possibility of credit loss is other than remote.  In these cases, income is recognized on the prospective method over the remaining life of the securities. Cash flow assumptions for structured securities are obtained from broker dealer survey values or internal estimates consistent with the current interest rate and economic environments.  These assumptions represent the Company’s best estimate of the amount and timing of estimated principal and interest cash flows based on current information and events that a market participant would use in determining the current fair value of the security.  Interest on debt securities is recorded as income when earned.

Equity securities are classified as available-for-sale and carried at fair value.  Dividends on equity securities are credited to income on their ex-dividend dates.

The Company regularly evaluates the carrying value of debt and equity securities and adjusts their recorded value for impairment considered other than temporary.  Factors considered in determining whether a decline in fair value is other than temporary include the significance of the decline, the length of time a security’s fair value is below its amortized cost, current economic conditions, past credit loss experience, estimated future cash flows, and other circumstances of the investee, and the Company’s ability and intent to hold the investment for a sufficient period of time to allow for anticipated recovery.  A decline in a security’s fair value that is deemed to be other than temporary is reported in income as a realized capital loss and an appropriate reduction in the cost basis of the security is recognized.  The discount created by the impairment loss is amortized into investment income over the remaining term of the security based on expected future cash flows.

6

Notes to Consolidated Financial Statements, continued
(In thousands)

Realized gains and losses are determined by specific identification and are included in income on the trade date, net of amortization of deferred acquisition costs.  Unrealized gains and losses, net of applicable taxes and amortization of deferred acquisition costs, are accounted for as a separate component of other comprehensive income.

Policy loans are carried at the aggregate of unpaid principal balances with interest.

Short-term investments include securities purchased with an original maturity date of less than one year.  Short-term investments are valued at cost, which approximates fair value.

Other invested assets primarily include limited partnerships and derivatives.  Investments in limited partnerships are accounted for using the equity method.  Income from these partnerships is classified as investment income.

Derivatives

The Company utilizes various derivatives, including interest rate swaps, financial futures, interest rate caps, and put options in conjunction with its management of assets and liabilities and interest rate risk.  All derivatives are recognized at fair value and reported in other invested assets.  The accounting treatment for specific derivatives depends on whether management elects to follow hedge accounting, subject to the criteria for demonstrating hedge effectiveness specified in Statement of Financial Accounting Standards (SFAS) No. 133, “Accounting for Derivative Instruments and Hedging Activities.”

Interest rate swaps are used to manage risk from interest rate fluctuations.  Credit default swaps protect the Company from a decline in credit quality of a specified security.  These derivative transactions have been designated to qualify as fair value or cash flow hedges of fixed income securities in the investment portfolio.

For a fair value hedge, the gain or loss on the hedging instrument is recognized in current earnings.  The carrying value of the hedged items is adjusted by the change in fair value and is recognized in current earnings.  The Company recognized realized capital gains/(losses) of $(8,745), $392, and $(11,040) in 2007, 2006 and 2005, respectively, related to the ineffectiveness of its swap hedges.

For a cash flow hedge, the effective portion flows through other comprehensive income and the ineffective portion is recognized in current earnings.  The effective portion of the cash flow hedge recorded in other comprehensive income was $15,046 at December 31, 2007.

In 2007 and 2006, the Company entered into interest rate swaps, financial futures and put options to hedge risks associated with the offering of equity market based guarantees in the Company’s annuity product portfolio. These derivatives do not qualify for hedge accounting.  The change in fair value of these derivatives is recognized as a realized gain/(loss) of $20,436 and $(6,429) during 2007 and 2006, respectively.  The gain/(loss) on settlement of these derivative transactions was $92 and $2,174 during 2007 and 2006, respectively.

Interest rate caps are carried at fair value and are classified as other invested assets in the consolidated balance sheet.  The Company’s use of interest rate caps is designed to manage risk associated with rising interest rates, but is not a hedge of specific assets or liabilities.  Therefore, these transactions do not qualify for hedge accounting treatment.  As a result, the change in the fair value of the derivatives is recognized currently in realized capital gains or losses in the period of change.  The Company recognized realized capital losses of $35, $1,697 and $4,666 in 2007, 2006 and 2005, respectively, related to the change in fair value of interest rate caps.

7

Notes to Consolidated Financial Statements, continued
(In thousands)

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt securities purchased with an original  maturity date of 90 days or less.

Other Assets

Property and equipment, leasehold improvements, computer equipment,  and packaged software  are stated at cost, less accumulated depreciation and amortization.  Depreciation on property and equipment is calculated using the straight-line method over the estimated useful lives of the related assets.  Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.  Depreciation of computer equipment is calculated using the straight-line method over the lesser of its useful life or three years. Packaged software is depreciated using the straight-line method over the lesser of its useful life or three years.  At December 31, 2007 and 2006, these assets had a gross carrying amount of $98,804 and $96,085, respectively and accumulated depreciation and amortization was $77,061 and $71,871 at December 31, 2007 and 2006, respectively.  Related depreciation and amortization expense was $5,190, $7,341, and $13,072 for the years ended December 31, 2007, 2006 and 2005, respectively.

Intangibles assets, which are related to purchased customer lists, are amortized over its useful life, unless the asset is determined to have an indefinite useful life.  Those intangible assets had a gross carrying amount of $10,707 and $10,707 and accumulated amortization of $5,928 and $4,411 as of December 31, 2007 and 2006, respectively.  The aggregate amortization expense related to these intangible assets was $1,517, $1,768 and $1,432 in 2007, 2006 and 2005, respectively.  Estimated annual amortization expense is:

Years ending December 31,	Amortization Expense
2008	$1,316
2009	912
2010	668
2011	479
2012	374

The Company had goodwill of $50,026 and $50,026 as of December 31, 2007 and 2006, respectively.   Goodwill is reviewed annually for impairment pursuant to SFAS No. 142, “Goodwill and Other Intangible Assets.”  No impairment of goodwill was recognized during 2007, 2006 or 2005.

Deferred Acquisition Costs

Costs of acquiring new insurance and investment type contracts, which vary with and are primarily related to the production of new business, are deferred to the extent that such costs are deemed recoverable from future gross profits.  Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable agency expenses.

Deferred acquisition costs (“DAC”) related to participating traditional and universal life insurance policies and investment type products without mortality risk that include significant surrender charges fall under SFAS No. 120, “Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts” and SFAS No. 97. “Accounting by Insurance Cos. for Certain Long-Duration Contracts & Realized Gains & Losses on Investment Sales” and are being amortized over the lesser of the estimated or actual contract life. Amortization expense is recognized in proportion to estimated gross profits arising principally from interest, mortality margins, expense margins and surrender charges.  The effects of revisions to estimated gross profits are reflected as adjustments to DAC in the period such estimated gross profits are revised.  Deferred acquisition costs related to certain term business fall under SFAS No. 60. “Accounting and Reporting by Insurance Enterprises “ and are amortized in proportion to premium revenue.

8

Notes to Consolidated Financial Statements, continued
(In thousands)

During 2007, the Company completed an annual review of the assumptions underlying the amortization for DAC. As a result of the comprehensive review, we recorded negative net prospective unlocking of approximately $12 million pre-tax ($8 million after-tax) for 2007.

DAC is reviewed annually to determine whether the unamortized portion of such costs is recoverable from future estimated gross profits.  The Company has evaluated all unamortized DAC and concluded these amounts are recoverable at December 31, 2007 and 2006, respectively.  Certain costs and expenses reported in the consolidated income statements are net of amounts deferred.

Separate Accounts

Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including the Company’s benefit plans.  The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company.  The carrying value for Separate Account assets and liabilities approximates the fair value of the underlying assets, which are primarily common stocks.

The Company issues traditional variable annuity contracts in the separate accounts in which the Company provides various forms of guarantees to benefit the related contract holders called Guaranteed Minimum Death Benefits (“GMDB”), Guaranteed Minimum Accumulated Benefits (“GMAB”) and GMAB/Guaranteed Minimum Withdrawal Benefits (“GMWB”).  See Note 10 for a discussion of the Company’s obligation regarding these product features.

Sales Inducements

Certain sales inducements are capitalized and then amortized into income in the future.  PML has deferred annuity policies in force that contain sales inducements, which are deferred if they meet the requirements.

Capitalized sales inducements are amortized using the same methodology and assumptions used to amortize DAC.  The following table summarizes the changes to the sales inducements asset as of December 31:

	2007	2006
Beginning balance	$27,707	$19,430
Additional amounts deferred	12,951	9,764
Amortization	3,072	1,487
Ending balance	$37,586	$27,707

Reserves for Future Policy Benefits

Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force.

Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality and morbidity, which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values.  Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.5% to 8.5%.  Reserves for substandard policies are computed using multiples of the respective underlying mortality tables.

Liabilities for life contingent annuity products are computed by estimating future benefits and expenses.  Assumptions are based on the Company’s actual experience projected at the time of policy issue with provision for adverse deviations.  Interest rate assumptions range from 2.25% to 13.25%.

9

Notes to Consolidated Financial Statements, continued
(In thousands)

Other Policyholder Funds

Other policyholder funds represent liabilities for universal life and investment-type annuity products.  The liabilities for these products are based on the contract account value, which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges.  The liability for universal life products is also reduced by mortality charges.

Liabilities for the non-life contingent annuity products are computed by estimating future benefits and expenses.  Assumptions are based on Company experience projected at the time of policy issue.  Interest rate assumptions range from 2.0% to 10.5%.

Contract charges assessed against account values for universal life and investment-type annuities are reflected as policy fee income in revenue.  Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense.

Policyholders’ Dividends Payable

As of December 31, 2007, participating insurance expressed as a percentage of insurance in force is 96%, and as a percentage of premium income is 67%.  The Board of Trustees approves the amount of Policyholders’ dividends to be paid annually.  The aggregate amount of policyholders’ dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management’s judgment as to the appropriate level of equity to be retained by the Company.  The carrying value of this liability approximates the earned amount and fair value at December 31, 2007.

Broker/Dealer Receivables and Payables

Broker/dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a trade-date basis.

At December 31, 2007, the customer margin securities of $482,243 and stock borrowings of $1,216,318 were available to the Company to utilize as collateral on various borrowings and other purposes.  The Company utilized $17,858 of these securities as collateral for bank loans and $1,275,754 in stock loan agreements.

Federal Income Taxes

The Company files a consolidated federal income tax return with its life and non-life insurance subsidiaries.  Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year.  Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes.  These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized.  The Company adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes on January 1, 2007.

Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts.  The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $5 million.

Insurance liabilities are reported before the effects of reinsurance.  Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets, Amounts recoverable from reinsurers.  Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

10

Notes to Consolidated Financial Statements, continued
(In thousands)

Benefit Plans

The Company accounts for defined benefits in accordance with the requirements of SFAS No. 158, “Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans.”  On December 31, 2007, the Company adopted this statement, which requires an employer on a prospective basis to recognize the funded status of its defined benefit pension and post retirement plans as an asset or liability in its statement of financial position and to recognize changes in that funded status through comprehensive income in the year in which the changes occur.

Reclassification

Certain 2006 and 2005 amounts have been reclassified to conform with 2007 presentation.

New Accounting Pronouncements

SOP 05-1

Effective January 1, 2007, the Company adopted the American Institute of Certified Public Accountants Statement of Position 05-1 (“SOP 05-1”), “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts”.   SOP 05-1 provides the criteria for defining an internal replacement as well as classifying whether it is due to an integrated feature or a non-integrated feature.  The SOP also provides guidance on establishing DAC on internal replacements.  The company’s implementation of the standard did not have a material effect on its consolidated results from operations or financial position.

FIN 48

Effective January 1, 2007, the company adopted FASB interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes.  FIN 48 provides guidance for recognizing and measuring uncertain tax positions. The guidance clarifies that the amount of tax benefit recognized should be measured using management’s best estimate based on the most favorable expected benefit that is more likely than not (i.e. has a greater than 50% likelihood) to be realized.  Under the guidance for implementing FIN 48 the required cumulative effect adjustment is recorded to retained earnings as of January 1, 2007.  The company’s implementation of the standard increased equity by $5,190.

SFAS 158

Effective December 31, 2007, the Company adopted Financial Accounting Standards Board’s Statement of Accounting Standards No. 158 (“SFAS 158”), “Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans”.  This statement requires an employer on a prospective basis to recognize the funded status of its defined benefit pension and postretirement plans, defined as the difference between the fair value of plan assets and the benefit obligations, as an asset or liability in its statement of financial position and to recognize changes in that funded status in the year in which the changes occur through comprehensive income.  In addition, the measurement date of the funded status of the plan is the Balance Sheet date.  The company’s implementation of the standard decreased equity by $328.

11

Notes to Consolidated Financial Statements, continued
(In thousands)

SFAS 155

Effective January 1, 2007, the Company adopted FAS No. 155, Accounting for Certain Hybrid Financial Instruments – an amendment of FASB Statements No.  133 and 140  (“FAS 155”). FAS 155 permits fair value re-measurement of an entire hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain embedded derivatives requiring bifurcation; narrows the scope exemption applicable to interest-only strips and principal-only strips from FAS 133 and clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives. In December 2006, the FASB issued implementation guidance, Statement 133 Implementation Issue B40 Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets , which creates a scope exception with respect to accounting for prepayment risk within certain securitized financial assets as an embedded derivative. The Company’s implementation of FAS 155 did not have a material impact on the Company’s financial condition or results of operations

SFAS 157

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”).  This statement creates a common definition of fair value to be used throughout generally accepted accounting principles.  SFAS 157 will apply whenever another standard requires or permits assets or liabilities to be measured at fair value, with certain exceptions.  The standard establishes a hierarchy for determining fair value which emphasizes the use of observable market data whenever available and focuses on the price that would be received when selling an asset or paid when transferring a liability (i.e., the exit price).  The statement also requires expanded disclosures which include the extent to which assets and liabilities are measured at fair value, the methods and assumptions used to measure fair value and the effect of fair value measures on earnings.  SFAS 157 is effective for fiscal years beginning after November 15, 2007.  The company does not expect implementation of the standard will have a material effect on its consolidated results from operation or financial position.

SFAS 159

In February 2007, the FASB issues Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities (“SFAS 159”).  This statement provides companies with an option to report selected financial assets and liabilities at fair value.  SFAS 159 is effective for fiscal years beginning after November 15, 2007.  The company does not expect implementation of the standard will have a material effect on its consolidated results from operation or financial position.

12

Notes to Consolidated Financial Statements, continued
(In thousands)

2.  INVESTMENTS:

Debt Securities

The following tables summarize the Company’s investments in debt securities. All debt securities are classified as available-for-sale and are carried at fair value.  Amortized cost is net of cumulative writedowns determined by management to be other than temporary declines in value of $22,783 and $20,617 as of December 31, 2007 and 2006, respectively.

	December 31, 2007
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
U.S. Treasury, government and agency securities	$180,859	$5,697	$296	$186,260
States and political subdivisions	7,314	731	—	8,045
Corporate securities	2,511,577	103,835	33,386	2,582,026
Residential mortgage backed securities	1,219,015	10,731	3,654	1,226,092
Commercial mortgage backed securities	1,284,568	21,799	7,393	1,298,974
Asset-backed securities	544,354	4,772	10,250	538,876
Redeemable preferred stocks	43,694	5,387	2,830	46,251
Total debt securities	$5,791,381	$152,952	$57,809	$5,886,524

	December 31, 2006
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
U.S. Treasury, government agency securities	$196,348	$1,999	$2,617	$195,730
States and political subdivisions	7,299	630	—	7,929
Corporate securities	2,288,357	111,016	27,772	2,371,601
Residential mortgage backed securities	1,235,784	9,751	3,885	1,241,650
Commercial mortgage backed securities	1,273,375	12,097	8,492	1,276,980
Asset-backed securities	546,938	8,851	503	555,286
Redeemable preferred stocks	37,474	4,809	479	41,804
Total debt securities	$5,585,575	$149,153	$43,748	$5,690,980

Corporate securities include $50,000 in notes initially yielding 1.6% with imbedded floors inversely tied to LIBOR.  As of December 31, 2007 and 2006, the notes had a fair value of $51,334 and $48,575, respectively.

13

Notes to Consolidated Financial Statements, continued
(In thousands)

The following table summarizes the amortized cost and fair value of debt securities as of December 31, 2007 by contractual maturity.

Years to maturity:	Amortized Cost	Fair Value

One or less	$137,371	$138,305
After one through five	454,833	479,594
After five through ten	866,024	881,084
After ten	1,241,522	1,277,348
Residential mortgage backed securities	1,219,015	1,226,092
Commercial mortgage backed securities	1,284,568	1,298,974
Asset-backed securities	544,354	538,876
Redeemable preferred stocks	43,694	46,251
Total debt securities	$5,791,381	$5,886,524

Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.  Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment.  The weighted average life of these securities is estimated at 4.4 years.

Residential mortgage backed securities (MBS), Commercial MBS and Asset-backed securities follow a structured principal repayment schedule and 98% are of high credit quality. Securities totaling $2,967,190 are rated AAA and include $5,398 of interest-only tranches.

The U.S. residential mortgage market is experiencing a decline due to credit quality deterioration in a significant portion of loans originated, primarily to sub-prime borrowers. The slowing U.S. residential mortgage market has caused many sub-prime borrowers to be unable to refinance their mortgage loans, particularly those customers who had adjustable rate mortgages that reset at a higher rate than the rate at the origination of their mortgage. As a result, there has been a significant increase in delinquency and foreclosure rates within the United States. The Company does not engage in sub-prime residential mortgage lending, which is the origination of residential mortgage loans to customers with weak credit profiles including the use of relaxed mortgage underwriting standards to provide affordable mortgage products. Our exposure to sub-prime residential mortgage lending is through investments within our fixed income investment portfolio that contain securities collateralized by mortgages that have characteristics of sub-prime lending. These investments are in the form of asset-backed securities supported by sub-prime mortgage loans. The collective carrying value of these investments is approximately $80 million, representing less that 2 percent of our total fixed income investments, and 82 percent of these securities had a Standard & Poor’s credit rating of “AAA”. None of our sub-prime investments were other than temporarily impaired as of December 31, 2007.  The Company manages its sub-prime risk exposure by maintaining high credit quality investments, limiting our holdings in these types of instruments and by utilizing expert investment advisors who perform ongoing analysis of cash flows, prepayment speeds, default rates and other stress variables. While the Company’s exposure to sub-prime investments is not significant to our total investment portfolio, if the residential market continues to decline and/or expands beyond the U.S. sub-prime residential mortgage market, such events could ultimately have an impact on the Company’s fixed income portfolio and may have an adverse effect on the Company’s financial condition, results of operations and cash flows.

14

Notes to Consolidated Financial Statements, continued
(In thousands)

At December 31, 2007, the largest industry concentration of the Company’s portfolio was investments in the electric industry of $387,327 representing 6.58% of the total debt portfolio.

Proceeds during 2007, 2006 and 2005 from sales of available-for-sale debt securities were $1,046,967, $2,877,545, and $1,128,999, respectively.  Gross gains (losses) realized on those sales were $9,551 and $(8,950), respectively, during 2007, $48,401 and $(48,820), respectively, during 2006, and $25,496 and $(9,301), respectively, during 2005.  During 2007, 2006, and 2005, the Company realized losses of $7,998, $9,207, and $1,537, respectively, related to impairment of debt securities.

The Company’s investment portfolio of debt securities is predominantly comprised of investment grade securities.  At December 31, 2007 and 2006, debt securities with fair value totaling $249,852 and $270,701, respectively, were less than investment grade.  At December 31, 2007 and 2006, there were no securities to be restructured pursuant to commenced negotiations.

Equity Securities

During 2007, 2006 and 2005, the proceeds from sales of equity securities amounted to $200, $1,373, and $4,386, respectively.  The gross gains (losses) realized on those sales were $200 and $0, $18 and $(25), and $20 and $(210), for 2007, 2006 and 2005, respectively.

The cost basis of equity securities, excluding affiliates, was $6,186 and $6,186 as of December 31, 2007 and 2006, respectively. The equity securities had gross unrealized gains of $2,396 and $2,794 as of December 31, 2007 and 2006, respectively.

Other Invested Assets

As of December 31, 2007 and 2006, other invested assets included $226,375 and $178,745 of partnership investments.  The Company recognized realized losses of $2,803 and $4,993 on these investments in 2007 and 2006, respectively, which were classified as investment income.

Unrealized Losses on Investments

Management has determined that the unrealized losses on the Company’s investments in equity and fixed maturity securities at December 31, 2007 are temporary in nature.  The Company regularly evaluates the carrying value of debt and equity securities and adjusts their recorded value for impairment considered other than temporary.  Factors considered in determining whether a decline in fair value is other than temporary include the significance of the decline, the length of time a security’s fair value is below its amortized cost, current economic conditions, past credit loss experience, estimated future cash flows, and other circumstances of the investee, and the Company’s ability and intent to hold the investment for a sufficient period of time to allow for anticipated recovery.  A decline in a security’s fair value that is deemed to be other than temporary is reported in income as a realized capital loss and an appropriate reduction in the cost basis of the security is recognized.  The discount created by the impairment loss is amortized into investment income over the remaining term of the security based on expected future cash flows.

The tables below show the fair value of investments in debt securities in an unrealized loss position at December 31, 2007 and 2006, respectively.

15

Notes to Consolidated Financial Statements, continued
(In thousands)

	December 31, 2007
	Less than 12 months		12 Months or longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S Treasury, government and agency securities	$18,306	$296	$—	$—	$18,306	$296
Corporate securities	513,139	15,858	290,110	17,528	803,249	33,386
Residential MBS	377,139	2,785	94,622	869	471,761	3,654
Commercial MBS	113,209	405	288,457	6,988	401,666	7,393
Asset-backed securities	428,329	9,726	36,533	524	464,862	10,250
Redeemable preferred stocks	12,366	1,662	3,142	1,168	15,508	2,830
Total debt securities	$1,462,488	$30,732	$712,864	$27,077	$2,175,352	$57,809

	December 31, 2006
	Less than 12 months		12 Months or longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S Treasury, government and agency securities	$91,191	$2,615	$1,010	$2	$92,201	$2,617
Corporate securities	372,468	22,072	421,603	5,701	794,071	27,773
Residential MBS	171,472	3,635	248,386	250	419,858	3,885
Commercial MBS	229,980	6,975	304,979	1,516	534,959	8,491
Asset-backed securities	57,367	428	47,099	75	104,466	503
Redeemable preferred stocks	—	—	7,521	479	7,521	479
Total debt securities	$922,478	$35,725	$1,030,598	$8,023	$1,953,076	$43,748

Other

Investments on deposit with regulatory authorities as required by law were $7,709 and $7,714 at December 31, 2007 and 2006, respectively.

3.  INVESTMENT  INCOME AND CAPITAL GAINS:

The following table summarizes the sources of investment income for the years ended December 31:

	2007	2006	2005

Debt securities	$352,692	$341,647	$328,587
Equity securities	2	—	—
Real estate	—	2,209	2,209
Policy loans	36,070	35,213	37,358
Short-term investments	4,094	9,508	10,135
Other invested assets	42,041	31,149	16,120
Gross investment income	434,899	419,726	394,409
Less: Investment expense	9,648	9,235	9,124
Net investment income	$425,251	$410,491	$385,285

16

Notes to Consolidated Financial Statements, continued
(In thousands)

The following table summarizes net realized capital gains/(losses) on investments for the years ended December 31:

	2007	2006	2005

Debt securities	$(6,784)	$(9,626)	$14,658
Equity securities, mortgage loans and real estate	200	(13)	(243)
Other invested assets	(5,368)	(1,206)	(15,931)
Amortization of deferred acquisition costs	1,058	1,178	(1,433)
Net realized losses	$(10,894)	$(9,667)	$(2,949)

The following table sets forth the reclassification adjustment required to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

	2007	2006	2005
Reclassification Adjustments
Unrealized holding (losses) arising during period, net of taxes	$(391)	$(52,696)	$(79,123)
Reclassification adjustment for losses/(gains) included in net income	1,791	9,427	(6,869)
Unrealized gains/(losses) on investments, net of reclassification adjustment	$1,400	$(43,269)	$(85,992)

Reclassification adjustments reported in the above table for the years ended December 31, 2007, 2006 and 2005 are net of income tax expense/(benefits) of $(964), $(5,076) and $3,697, respectively, and $(429), $(1,584), and $(1,538), respectively, relating to the effects of such amounts on deferred acquisition benefits.

4.  DERIVATIVES:

The Company utilizes derivatives to achieve its risk management goals.  Exposure to risk is monitored and analyzed as part of the Company’s asset/liability management process, which focuses on risks that impact liquidity, capital, and income.  The Company may enter into derivative transactions to hedge exposure to interest rate, credit, liability, currency, and cash flow risks.  The Company may use forward contracts, swaps, futures, options, swaptions, caps, floors, collars and options on futures to hedge these risks.

When entering into a derivative transaction, there are several risks, including but not limited to basis risk, credit risk, and market risk.  Basis risk is the exposure to loss from imperfectly matched positions, and is monitored and minimized by modifying or terminating the transaction.  Credit risk is the exposure to loss as a result of default or a decline in credit rating of a counterparty.  Credit risk is addressed by establishing and monitoring guidelines on the amount of exposure to any particular counterparty.  Also, the Company requires that an International Swaps and Derivatives Association Master agreement govern all OTC derivative contracts.  Market risk is the adverse effect that a change in interest rates, currency rates, implied volatility rates, or a change in certain equity indexes or instruments has on the value of a financial instrument.  The Company manages the market risk by establishing and monitoring limits as to the types and degree of risk that may be undertaken.

17

Notes to Consolidated Financial Statements, continued
(In thousands)

The fair value of derivatives contracts are based on dealers’ quotes and represent the estimated amount the Company would receive to terminate the contracts taking into account current interest rates and the credit worthiness of the counterparties, where appropriate.  The Company had open futures with a fair value of $(780) and $(184) as of December 31, 2007 and 2006, respectively.  The Company had open put options with a fair value of $69,128 and $15,727 as of December 31, 2007 and 2006, respectively.  The Company had open interest rate and credit default swaps with a notional amount of $660,000 and $35,000 and a fair value of $17,885 and $(126) as of December 31, 2007 and 2006, respectively.  The Company had open interest rate cap positions with a notional amount of $875,000 and $1,250,000 and a fair value of $1,758 and $1,724 as of December 31, 2007 and 2006, respectively.

5.  FAIR VALUE INFORMATION:

The following table summarizes the carrying value and fair value of the Company’s financial instruments as of December 31, 2007 and 2006.

	2007		2006
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets:
Debt securities, available for sale	$5,886,524	$5,886,524	$5,690,980	$5,690,980
Equity securities	8,582	8,582	8,980	8,980
Policy loans	669,338	670,713	633,403	640,240
Short-term investments	38,060	38,060	191,347	191,347
Other invested assets	363,706	363,704	245,156	245,151
Cash and cash equivalents	23,806	23,806	55,288	55,288
Separate account assets	4,137,215	4,137,215	3,791,429	3,791,429

Financial Liabilities:
Investment-type contracts
Individual annuities	$1,231,688	$1,236,629	$1,266,887	$1,263,130
Group annuities	15,628	15,730	16,639	16,532
Other policyholder funds	236,270	236,270	240,496	240,496
Total policyholder funds	1,483,586	1,488,629	1,524,022	1,520,158
Policyholder’s dividends payable	16,596	16,596	18,554	18,554
Separate account liabilities	4,137,215	4,137,215	3,791,429	3,791,429

The fair values for the Company’s investments in debt and equity securities are based on quoted market prices, where available.  In situations where market prices are not readily available, primarily private placements, fair values are estimated using a pricing method based on fair values of securities with similar characteristics.  The fair value of currently performing mortgage loans is estimated by discounting the cash flows associated with the investment, using an interest rate currently offered for similar loans to borrowers with similar credit ratings.   The fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans.  Loans with similar characteristics are aggregated for purposes of the calculations.  The estimated fair values for limited partnerships, included in other invested assets, are based on values determined by the partnerships’ managing general partners.  The carrying values of cash, cash equivalents, short-term investments and separate account assets approximate their fair values.  The resulting fair values may not be indicative of the value that could be negotiated in an orderly transaction between market participants.

18

Notes to Consolidated Financial Statements, continued
(In thousands)

The fair values of the Company’s liabilities for individual annuities and certain group annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued.  The statement values of other policyholder funds, policyholders’ dividends payable, debt and separate account liabilities approximate their fair values.

The fair values of liabilities under all of the Company’s contracts are considered in the overall management of interest rate risk.  The Company is exposed to interest rate risk on its interest-sensitive products.  The Company’s investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company’s assets and liabilities.

6.  BENEFIT PLANS:

The Company maintains both funded and unfunded non-contributory defined benefit pension plans covering all eligible employees.  The Company also has other postretirement benefit plans (health care plans) covering eligible existing retirees and limited other eligible employees.  The Company uses a measurement date of December 31 for all plans.

The Company approved the freezing of benefits under its qualified and TEFRA pension plans effective December 31, 2005.  The qualified and TEFRA pension plans’ obligation and assets were remeasured, with obligations using a 5.75% discount rate.  During 2005, the pension plan was amended to increase the pension policy benefit, to freeze the benefit service credit that applied toward the payment period, and to allow future service to count toward vesting.  Therefore, effective January 1, 2006, there will be no further benefits accrued for participants.

Benefit Obligations

The following table sets forth the plans’ change in benefit obligation as of December 31, 2007 and 2006:

	Pension Benefits		Other Benefits
	2007	2006	2007	2006

Benefit obligation at beginning of year	$132,144	$135,187	$35,324	$37,390
Service cost	—	134	627	551
Interest cost	7,679	7,402	1,896	1,919
Plan amendment	—	—	—	—
Actuarial (gain) loss	(4,940)	(5,439)	564	(2,176)
Benefits paid	(6,130)	(5,140)	(2,194)	(2,360)
Benefit obligation at end of year	$128,753	$132,144	$36,217	$35,324

The accumulated benefit obligation for all defined benefit plans as of December 31, 2007 and 2006 was $127,864 and $130,760, respectively.

The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation at December 31 were:

	Pension Benefits		Other Benefits
	2007	2006	2007	2006
Discount rate	6.25%	5.90%	6.20%	5.75%
Rate of compensation increase	4.25%	4.25%	4.00%	4.00%

19

Notes to Consolidated Financial Statements, continued
(In thousands)

The discount rate is determined at the annual measurement date of the plans and is therefore subject to change each year.  The rate reflects prevailing market rates for high quality fixed-income debt instruments with maturities corresponding to expected duration of the benefit obligations on the measurement date.  The rate is used to discount the future cashflows of benefits obligations back to the measurement date.

Plan Assets

The following table sets forth the plan assets as of December 31:

	Pension Benefits		Other Benefits
	2007	2006	2007	2006
Change in plan assets:
Fair value of plans assets at beginning of year	$121,435	$108,935	$—	$—
Actual return on plan assets	11,408	15,719		—
Employer contribution	2,644	1,921	2,194	2,360
Benefits paid	(6,130)	(5,140)	(2,194)	(2,360)
Fair value of plan assets at end of year	$129,357	$121,435	$—	$—

The Company’s investment objectives with respect to pension assets are growth, preservation of principal, preservation of purchasing power and partial immunization through asset/liability matching while maintaining return objective over the long term.  To achieve these objectives, the Company has established a strategic asset allocation policy.  Plan assets are diversified both by asset class and within each asset class in order to provide reasonable assurance that no single security or class of security will have a disproportionate impact on the plan.  Fixed income assets are to be managed on a buy-and-hold basis to achieve durations consistent with the liability matching strategy yet allow for appropriate liquidity for benefit payments.  The plan is rebalanced annually back to the current 50/50 target allocation between equity securities and fixed income/cash.  Performance of investment managers, liability measurement and investment objectives are reviewed on a regular basis.  The Company’s pension plan asset allocation at December 31, 2007 and 2006, and the current target allocations are as follows:

	2008 Target	Percentage of Plan Assets As of December 31,
Asset Category	Allocation	2007	2006
Equity securities	50%	51%	51%
Fixed income & cash	50%	49%	49%
Total		100%	100%

The expected long-term rate of return on plan assets was 7.0% in both 2007 and 2006.  The expected rate of return on plan assets was estimated utilizing a variety of factors including the historical investment returns achieved over a long-term period, the targeted allocation of plan assets and expectations concerning future returns in the marketplace for both equity and debt securities.  Lower returns on plan assets result in higher pension expense.

At December 31, 2007, the fair value of the investment in fixed income securities and group annuity contracts was $63,322 and $66,035, respectively.  At December 31, 2006, the fair value of the investment in fixed income securities and group annuity contracts was $58,578 and $62,857, respectively.  The investments in group annuity contracts are invested in various investment options of related funds.

20

Notes to Consolidated Financial Statements, continued
(In thousands)

Funded Status

The funded status of the plans, reconciled to the amount reported on the statement of financial position is as follows:

	Pension Benefits		Other Benefits
	2007	2006	2007	2006
Benefit Obligation	$(128,753)	$(132,144)	$(36,217)	$(35,323)
Fair value of plan assets	129,357	121,435	—	—
Funded Status	$604	$(10,709)	$(36,217)	$(35,323)

Funded status	$604	$(10,709)	$(36,217)	$(35,323)
Unrecognized net actuarial loss	—	5,099	—	4,258
Unrecognized prior service cost (benefit)	—	—	—	(1,353)
Net amount recognized	$604	$(5,610)	$(36,217)	$(32,418)

Amount recognized in balance sheet:
Prepaid pension asset	$27,482	$18,802	$—	$—
Accrued benefit liability	(26,878)	(27,143)	(36,217)	(32,418)
Minimum pension liability	—	2,731	—	—
Net amount recognized	$604	$(5,610)	$(36,217)	$(32,418)

The incremental adjustment related to the implementation of FAS 158 is as follows:

	December 31, 2007 Prior to AML and FAS 158 Adjustments	2007 AML Adjustment per FAS 87	Adjustment to initially apply FAS 158	December 31, 2007 Post AML and FAS 158 Adjustments
Other assets	$328,115	$—	$6,670	$334,785
Other liabilities	384,043	(365)	7,174	390,852
Accrued income taxes	194,831	128	176	195,135
Accumulated other comprehensive income, net of tax	61,431	237	(328)	61,340

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $26,878, $25,890 and $0, respectively as of December 31, 2007.  The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $28,527, $27,143 and $0, respectively as of December 31, 2006.

As of December 31, 2007, the projected benefit obligation for all pension benefit plans exceeds the fair value of plan assets and the accumulated postretirement benefit obligation exceeds plan assets for all of the Company’s other postretirement benefit plans.

Prior to adoption of SFAS 158, a minimum pension liability adjustment was required when the actuarial present value of accumulated benefits exceeds plan assets.  In 2007 and 2006, the change in the minimum pension liability, net of the change in the related intangible asset of  $365 and $(1,628) respectively, was reported in equity.

21

Notes to Consolidated Financial Statements, continued
(In thousands)

Actual Contributions and Benefits

The contributions made and the benefits paid from the plans were:

	Pension Benefits		Other Benefits
	2007	2006	2007	2006
Employer Contributions	$2,644	$1,921	$2,194	$2,360
Benefits Paid	(6,130)	(5,140)	(2,194)	(2,360)

Expected Employer Contributions

The Company’s funding policy is to contribute an amount at least equal to the minimum required contribution under ERISA.  The Company may increase its contribution above the minimum based upon an evaluation of the Company’s tax and cash positions and the plan’s funded status.

In 2008, the Company expects to make the minimum required contribution to the unfunded pension and postretirement plans in an amount equal to benefit costs of approximately $2,108 and $2,813, respectively.  The Company does not expect to make a contribution to the funded pension plan.

Estimated Future Benefit Payments:

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension Benefits	Other Benefits
2008	$5,993	$2,813
2009	6,482	2,933
2010	7,009	3,081
2011	7,355	3,252
2012	7,787	3,347
Years 2013-2017	45,980	16,894

22

Notes to Consolidated Financial Statements, continued
(In thousands)

Net Periodic Cost

The following are the components of the net periodic benefit costs (excluding the minimum pension liability adjustment) for the years ending December 31, 2007 and 2006:

	Pension Benefits		Other Benefits
	2007	2006	2007	2006
Service cost	$—	$134	$627	$551
Interest cost	7,679	7,402	1,897	1,919
Expected return on plan assets	(8,376)	(7,513)	—	—
Amortization of prior service cost	—	—	(451)	(451)
Amount of recognized gains and loss	543	496	—	171
Total net periodic benefit cost	$(154)	$519	$2,073	$2,190

The weighted-average assumptions used to determine net cost were:

	Pension Benefits		Other Benefits
	2007	2006	2007	2006
Discount rate	5.90%	5.65%	5.75%	5.50%
Expected return on plan assets	7.00%	7.00%	—	—
Rate of compensation increase	4.25%	4.25%	4.00%	4.00%

The assumed health care cost trend rate used in determining net periodic costs for 2007 was 9.5%,  grading to 5.0% for 2010.

The assumed health care cost trend rate used in determining net periodic costs for 2006 was 11.0%, grading to 5.0% for 2010.

Assumed health care trend rates have a significant effect on the amounts reported for the health care plans.  A one-percentage point change in assumed health care cost trend rates would have the following effects:

	One-Percentage Point
	Increase	Decrease
Service and interest cost components	$203	$(177)
Postretirement benefit obligation	2,767	(2,434)

Defined Contribution Plans

The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents.  For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company.  Contributions for the third plan are based on tiered earnings of full-time agents.  The last plan, which covers employees of a subsidiary, is determined on a discretionary basis by the Board of Directors of that subsidiary.  For the years ended December 31, 2007, 2006 and 2005, the expense recognized for these plans was $4,552, $4,729 and $4,665, respectively.  The estimated fair value of the defined contribution plans’ assets at December 31, 2007 and 2006 was $411,233 and $371,483, respectively.

At December 31, 2007 and 2006, $133,169 and $118,469, respectively, of the defined contribution plans’ assets were invested in the Company’s group annuity contracts.

23

Notes to Consolidated Financial Statements, continued
(In thousands)

7.  INCOME TAXES:

The Company follows the asset and liability method of accounting for income taxes whereby current and deferred tax assets and liabilities are recognized utilizing currently enacted tax laws and rates.  Deferred taxes are adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities.  The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

	2007	2006
Deferred tax assets:
Future policy benefits	$50,124	$56,083
Policyholders’ dividends payable	5,740	6,433
Investment losses	28,783	22,050
Employee benefit liabilities	35,747	33,570
Other	3,641	10,209
Total deferred tax asset	124,035	128,345

Deferred tax liabilities:
DAC	222,132	207,470
Unrealized investment gains	33,123	31,860
Deferred investment income	46,171	37,831
Other	4,231	5,682
Total deferred tax liability	305,657	282,843
Net deferred tax liability	181,622	154,498
Uncertain tax position	4,537	9,781
Tax currently (receivable)/payable	8,976	(11,313)
Accrued income taxes	$195,135	$152,966

The change in net deferred income taxe expense to net deferred income tax liability is comprised of the following::

	2007	2006	Change

Total deferred tax assets	$124,035	$128,345	$(4,310)
Total deferred tax liabilities	305,657	282,843	22,814
Net deferred tax asset (liability)	$(181,622)	$(154,498)	(27,124)
Tax effect of unrealized gains/(losses)			1,263
Deferred tax asset reclass			(5,958)
Change in net income tax			(31,819)
Items reflected directly through equity/other			(158)
Deferred income tax expense			$(31,977)

24

Notes to Consolidated Financial Statements, continued
(In thousands)

The income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before income taxes by the expected federal income tax rate.  The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:

	2007	2006	2005
Tax expense at 35%	$70,941	$66,441	$58,770
(Decrease)/increase in income taxes resulting from:
Tax release	—	(10,683)	—
Prior period adjustment	496	(1,233)	(1,456)
Dividends received deduction	(5,334)	(5,756)	(4,991)
Tax reserve	309	(3,561)	3,382
Other	(783)	(790)	(218)
Income tax expense	$65,629	$44,418	$55,487

The Pension Funding Equity Act of 2004 repealed Internal Revenue Code Section 809, relating to the DEA for taxable years beginning after December 31, 2004.  There was no income impact from the DEA in 2004.  The DEA recalculation for 2004 did not result in an income adjustment for 2005.

Cash paid for federal income taxes in 2007, 2006, and 2005 was $13,635,  $19,910, and $37,250, respectively.

The Company adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, on January 1, 2007.  As a result of the implementation of Interpretation 48, the Company recognized approximately a $5,190 decrease in the liability for unrecognized tax benefits, which was accounted for as an increase to the January 1, 2007 balance of retained earnings.  Included in the amount is approximately $1,300 of tax positions that would not effect the annual effective tax rate.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Unrecognized Tax Benefits:
FAS 5 Balance at December 31, 2006	$9,621
Impact of FIN48 adoption	(5,190)
Balance at January 1, 2007	4,431
Additions based on tax positions related to the current year	672
Additions for tax positions in prior years	—
Reductions for tax positions in prior years	(728)
Settlements/Statute expiration	(143)
Balance at December 31, 2007	$4,232

Included in the balance at December 31, 2007, is $803 of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility.  Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductible period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company recognizes penalties and/or interest as a component of tax expense.  During the years ended December 31, 2007, 2006 and 2005, the Company recognized approximately $145, $(459), and $629 in interest.  The Company had approximately $305 and $160 for the payment of interest accrued at December 31, 2007 and 2006.  No penalties were recognized or accrued.  Therefore, the total unrecognized tax positions reserve as of December 31, 2007 is $4,537 and $9,781 as of December 31, 2006.

25

Notes to Consolidated Financial Statements, continued
(In thousands)

The Internal Revenue Service (“IRS”) has completed their examination of the Company’s income tax returns through the year 2001.  The IRS is currently examining income tax returns for the tax years 2002 through 2004.  Management believes that an adequate provision has been made for potential adjustments.

The Company does not anticipate that total unrecognized tax benefits will significantly change in the next 12 months due to settlement of audits or statute expirations.

8.  REINSURANCE:

The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements.  Reinsurance permits recovery of a portion of losses from reinsurers, although the Company remains primarily liable as the direct insurer on all risks reinsured.  The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers to ensure that amounts due from reinsurers are collectible.  The table below highlights the amounts shown in the accompanying financial statements.

	Gross Amount	Assumed From Other Companies	Ceded to Other Companies	Net Amount
December 31, 2007:
Life Insurance in-Force	$61,175,170	$1,607,008	$24,275,380	$38,506,798
Premiums	163,368	1,954	35,000	130,322
Benefits	496,640	—	77,530	419,110
Reserves	5,963,874	2,807	322,508	5,644,173

December 31, 2006:
Life Insurance in-Force	$57,285,924	$1,695,211	$24,089,218	$34,891,917
Premiums	174,088	2,105	36,895	139,298
Benefits	473,447	—	69,666	403,781
Reserves	5,891,784	2,658	317,736	5,576,706

The December 31, 2007 reserves ceded to other company is net of an allowance for reinsurance recoverables of $2,166.

During 2005, the Company had gross premiums of $155,737, assumed premiums of $2,518, ceded premiums of $34,346, gross benefits of $453,995, assumed benefits of $0, and ceded benefits of $54,558.

Reinsurance recoverables with a carrying value of $176,408 and $187,192 were associated with a single reinsurer at December 31, 2007 and 2006, respectively.  This recoverable is secured by investment grade securities with a market value of $225,310 and $220,859, respectively held in trust.

9.  DEBT:

On June 23, 2004, the Company issued a Surplus Note (“Notes”) with a principal balance of $200,000, at a discount of $3,260.  The Notes bears interest at 6.65%, and have a maturity date of June 15, 2034.  The Notes were issued pursuant to Rule 144A under the Securities Act of 1933, as amended and are administered by a U.S. bank as registrar/paying agent.  Interest on the 6.65% Notes is scheduled to be paid semiannually on

26

April 1 and October 1 of each year.  At December 31, 2007 and 2006, the amortized cost basis of the Notes was $196,885 and $196,843, respectively.

27

Notes to Consolidated Financial Statements, continued
(In thousands)

The Company’s broker/dealer affiliate borrows from banks in connection with the securities settlement process and to finance margin loans made to customers.  The Company is required to collateralize amounts borrowed in excess of certain limits.  At December 31, 2007, the Company had debt of $57,300, which was collateralized by customer-owned securities valued at approximately $17,858 and remaining bank loans, including bank overdrafts of $45,807, which were not collateralized.

At December 31, 2006, the Company had debt of $55,400, which was collateralized by customer-owned securities valued at approximately $27,690 and remaining bank loans, including bank overdrafts of $45,942, which were not collateralized.  The bank loans are demand obligations and generally require interest based on the Federal Funds rate.  At December 31, 2007 and 2006, the weighted average interest rates on these borrowings were 4.45% and 5.56% respectively.

10.  Guaranteed Minimum Death Benefits and Living Benefits:

The Company has variable annuity contracts containing GMDB provisions that provide a specified minimum benefit payable upon death as follows:

•                  Return of premium – provides the greater of the account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net purchase Payments”.  This guarantee is a standard death benefit on all individual variable annuity products.

•                  Step-up – provides a variable death benefit equal to the greater of the account value and the highest variable account value adjusted for withdrawals and transfers from any prior contract anniversary date.

•                  Rising Floor – provides a variable death benefit equal to the greater of the current account value and the variable purchase payments accumulated at a set rate and adjusted for withdrawals and transfers.

The following table summarizes the account values and net amount at risk, net of reinsurance, and reserves for variable annuity contracts with guarantees invested in the separate account as of December 31:

	2007	2006
Account value	$2,754,864	$2,466,556
Net amount at risk	25,278	34,748
GAAP Reserves	3,406	2,613

Stochastic modeling was used to determine the liability.  The stochastic model involves 200 scenarios.  Stochastic modeling generates a projection of excess benefits.  A ratio of the present value of these excess benefits to the present value of excess revenues is calculated and applied to the excess revenues in that period to determine the new liability accrual.  This accrual is rolled forward with interest and amortized as excess payments are made.

The Company regularly evaluates the estimates used to model the GMDB reserve and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

28

Notes to Consolidated Financial Statements, continued
(In thousands)

The Company has variable annuity contracts that have GMAB (Guaranteed Minimum Accumulation Benefit), GPPP (Guaranteed Purchasing Power Protection) and GMAB/GMWB (Guaranteed Minimum Accumulation Benefit/Guaranteed Minimum Withdrawal Benefit) Rider options.  The GMAB provides for a return of principal at the end of a ten-year period.  The GPPP adjusts the withdrawal amounts for the cost of living increases due to inflation.  The GMAB/GMWB combination rider allows for guaranteed withdrawals from a benefit base after a selected waiting period.  The benefit base is calculated as the maximum of principal times a roll up rate less any partial withdrawals during the accumulation phase, the current account value, and the highest anniversary value over the first ten years.  The withdrawal amount is stated as a percentage of the benefit base and varies based on whether the annuitant selects lifetime withdrawals or a specified period.  The following table summarizes the account values and reserves for the different benefit types as of December 31, 2007:

Rider Type	Contracts	Fixed Account Value	Variable Account Value	Total Fund Account Value	Reserves
GMAB	342	$2,232	$33,698	$35,931	$561
GPPP	463	5,447	54,711	60,157	1,377
GMAB/GMWB	3,764	17,262	495,436	512,698	15,962
Total	4,569	$24,941	$583,845	$608,786	$17,900

The guaranteed living benefits are considered to be derivatives under FASB No. 133, Accounting for Derivative Instruments and Hedging Activities.  Changes in these values are recorded in realized capital gains/losses.

11. COMMITMENTS AND CONTINGENCIES:

The Company and its subsidiaries are involved in various pending or threatened legal and/or regulatory proceedings arising from the normal conduct of its business.  Most of these proceedings are routine in the ordinary course of business, although some involve extra-contractual damages in addition to other damages.  In addition, the regulators within the insurance and brokerage industries continue to focus on market conduct and compliance issues.  The Company monitors sales materials and compliance procedures and makes extensive efforts to minimize any potential liabilities in this area.

In the opinion of management, after consultation with legal counsel and a review of available facts, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company.  Insurance companies are also subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies.  The liability for estimated guaranty fund assessments, net of applicable premium tax credits, as of December 31, 2007 and 2006 was $500 and $500, respectively.

The Company, in the ordinary course of business, extends commitments relating to its investment activities.  As of December 31, 2007, the Company had outstanding commitments totaling $140,118, which approximates fair value, relating to these investment activities.

29

Notes to Consolidated Financial Statements, continued
(In thousands)

The Company has entered into various leases, primarily for field and sales offices.  As of December 31, 2007, future minimum payments under noncancellable leases are as follows:

Year ending December 31,	Operating Leases
2008	$22,220
2009	20,328
2010	17,465
2011	14,691
2012	10,121
Thereafter	13,124

12. STATUTORY INFORMATION:

State insurance regulatory authorities prescribe or permit statutory accounting practices for calculating net income and capital and surplus, which differs in certain respects from with GAAP.  The significant differences relate to deferred acquisition costs, which are charged to expenses as incurred; federal income taxes, which reflect amounts that are currently taxable; and benefit reserves, which are determined using prescribed mortality, morbidity and interest assumptions, and which, when considered in light of the assets supporting these reserves, adequately provide for obligations under policies and contracts.

Investments in bonds and preferred stocks are generally carried at amortized cost or market value. An Asset Valuation Reserve (AVR) is established as a liability to offset potential investment losses and an Interest Maintenance Reserve (IMR) is established as a liability to capture capital gains and losses on the sale of fixed income investments, resulting from changes in the general level of interest rates.

The combined insurance companies’ statutory capital and surplus at December 31, 2007 and 2006 was $1,302,211 and $1,295,642, respectively.  The combined insurance companies’ net income, determined in accordance with statutory accounting practices, for the years ended December 31, 2007, 2006, and 2005, was ($5,962),  $56,694, and $184,590, respectively.

Life insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC.  Under those requirements, minimum amounts of statutory surplus are required to be maintained based on various risk factors related to it.  At December 31, 2007, the Company’s surplus exceeds these minimum levels.

30

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia PA 19103-7042
Telephone (267) 330 3000
Facsimile (267) 330 3300
www.pwc.com

Report of Independent Auditors

To the Board of Trustees

The Penn Mutual Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, changes in equity, and cash flows present fairly, in all material respects, the financial position of The Penn Mutual Life Insurance Company and its subsidiaries (the “Company”) at December 31, 2007 and 2006, and the results of their operations and their cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

February 7, 2008

Item 24.           Financial Statements and Exhibits

(a)       Financial Statements included in Part B:

Financial Statements of Penn Mutual Variable Annuity Account III:

Statement of Assets  – December 31, 2007

Statement of Operations - December 31, 2007

Statements of Changes in Net Assets - For the years ended December 31, 2007 and 2006

Notes to Financial Statements

Report of Independent Auditors

Financial Statements of The Penn Mutual Life Insurance Company:

Report of Independent Auditors

Consolidated Balance Sheets for the years ended December 31, 2007 and 2006

Consolidated Income Statements for the years ended December 31, 2007, 2006 and 2005

Consolidated Statements of Changes in Equity for the years ended December 31, 2007, 2006 and 2005

Consolidated Statements of Cash Flows for the years ended December 31, 2007, 2006 and 2005

Notes to Financial Statements

(b)       Exhibits

1.         (a)          Resolutions of the Executive Committee of the Board of Trustees of The Penn Mutual Life Insurance Company authorizing the establishment of Penn Mutual Variable Annuity Account III (“Registrant”).  Previously filed as Exhibit 1(a) to this Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and incorporated herein by reference.

(b)          Resolutions of the Executive Committee of the Board of Trustees of the Penn Mutual Life Insurance Company authorizing investments of the Registrant.  Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 1 to the Registration Statement on April 27, 1999 (File No. 333-62825 and Accession No. 0000950116-99-000834) and incorporated herein by reference.

2.                        Not applicable

3.         (a)(1)     Sales Support Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual.  Previously filed as Exhibit 3(a) to Pre-Effective Amendment No. 1 to this Registration Statement on November 30, 1998 (File No. 333-62811 and Accession No. 0001036050-98-002055) and incorporated herein by reference.

(a)(2)     Schedule I to the Sales Support Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual.  Previously filed as exhibit 3(a)(2) to Pre-Effective Amendment No. 1 to the Registration Statement on September 28, 2000 (File No. 333-39804 and Accession No. 0000950116-00-002423) and incorporated herein by reference.

(b)          Form of Distribution Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual.  Previously filed as Exhibit 3(b) to Pre-Effective Amendment No. 1 to this Registration Statement on November 30, 1998 (File No. 333-62811 and Accession No. 0001036050-98-002055) and incorporated herein by reference.

(c)          Form of Agent’s Agreement relating to broker-dealer supervision.  Previously filed as Exhibit 3(c) to this Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and incorporated herein by reference.

(d)          Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws).  Previously filed as Exhibit 3(d) to Pre-Effective Amendment No. 1 to this Registration Statement on November 30, 1998 (File No. 333-62811 and Accession No. 0001036050-98-002055) and incorporated herein by reference.

(e)          Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws.  Previously filed as Exhibit 3(e) to the Post-Effective Amendment to the Registration Statement on April 27, 1999 (File No. 333-62825 and Accession No. 0000950116-99-000834) and incorporated herein by reference.

(f)           Form of Addendum (Form 98-1) to Broker-Dealer Selling Agreement.  Previously filed as Exhibit 3(f) to this Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and incorporated herein by reference.

(g)          Schedule A to Broker-Dealer Selling Agreement (PM5749 04/01). Previously filed as Exhibit 3(g) to Pre-Effective Amendment No. 5 to this Registration Statement on April 20, 2001 (File No. 333-62811 and Accession No. 0000950116-01-000692) and incorporated herein by reference.

4.         (a)          Individual Variable and Fixed Annuity Contract (Form VAA-98).  Previously filed as Exhibit 4(a) to Pre-Effective Amendment No. 1 to this Registration Statement on November 30, 1998 (File No. 333-62811 and Accession No. 0001036050-98-002055) and incorporated herein by reference.

(b)          Rider — Guaranteed Minimum Death Benefit – Rising Floor (GDBRF-98) Incorporated herein by reference to Exhibit 4(b) to Pre-Effective Amendment No. 1 to this Registration Statement on November 30, 1998 (File No. 333-

628115 and Accession No. 0001036050-98-002055) and incorporated herein by reference.

(c)          Rider — Guaranteed Minimum Death Benefit – Step Up (GDBSU-98).  Incorporated herein by reference to Exhibit 4(c) to Pre-Effective Amendment No. 1 to this Registration Statement on November 30, 1998 (File No. 333-62811 and Accession No. 0001036050-98-002055) and incorporated herein by reference.

(d)          Endorsement No. 1534-96 to Individual Variable and Fixed Annuity Contract.  Previously filed as Exhibit 4(d) to this Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and incorporated herein by reference.

(e)          Endorsement No. 1542-97 to Individual Variable and Fixed Annuity Contract.  Previously filed as Exhibit 4(e) to this Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and incorporated herein by reference.

(f)           Endorsement No. 1536-98 to Individual Variable and Fixed Annuity Contract.  Previously filed as Exhibit 4(f) to Pre-Effective Amendment No. 1 to the Registration Statement on February 24, 1999 (File No. 333-62811 and Accession No. 0000950116-99-000291) and incorporated herein by reference.

(g)          Endorsement No. 1720-01 to Individual Variable and Fixed Annuity Contract.  Previously filed as Exhibit 4(g) to Post-Effective Amendment No. 4 to the Registration Statement on February 20, 2001 (File No. 333-62811 and Accession No. 0000950116-01-000282) and incorporated herein by reference.

(h)          Endorsement No. 1721-01 to Individual Variable and Fixed Annuity Contract.  Previously filed as Exhibit 4(h) to Post-Effective Amendment No. 4 to the Registration Statement on February 20, 2001 (File No. 333-62811 and Accession No. 0000950116-01-000282) and incorporated herein by reference.

(i)           Endorsement No. 1718-01 Charitable Remainder Trust.  Previously filed as Exhibit 4(c) to Post-Effective Amendment No. 1 to the Registration Statement on April 19, 2001 (File No. 333-39804 and Accession No. 0000950116-01-000684) and incorporated herein by reference.

(j)           Rider — Cumulative Free Withdrawal (CFWB-01). Incorporated herein by reference to Exhibit 4(j) of Pre-Effective Amendment No. 5 to this Registration Statement on April 20, 2001 (File No. 333-62811 and Accession No. 0000950116-01-000692) and incorporated herein by reference.

(k)          Rider — Estate Enhancement Rider (EEDB-01). Incorporated herein by reference to Exhibit 4(k) of Pre-Effective Amendment No. 5 to this Registration Statement on April 20, 2001 (File No. 333-62811 and Accession No. 0000950116-01-000692) and incorporated herein by reference.

(l)           Rider — Death Benefit Enhancement – Step Up is incorporated herein by reference to Exhibit 4(d) to the Registrant’s Registration Statement on Form N-4

(File No. 333-88824), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-001203) on May 22, 2002.

(m)         Rider — Death Benefit Enhancement – Rising Floor. Incorporated herein by reference to Exhibit 4(c) to the Registrant’s Registration Statement on Form N-4 (File No. 333-88824), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-001203) on May 22, 2002.

(n)          Rider — Optional Guaranteed Minimum Accumulation Benefit. Incorporated herein by reference to Exhibit 4(n) to the Registrant’s Registration Statement on Form N-4 (File No. 333-88824), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-06-001380) on April 28, 2006.

(o)          Rider — Optional Guaranteed Minimum Accumulation Benefit and Guaranteed Minimum Withdrawal  Benefit. Incorporated herein by reference to Exhibit 4(o) to the Registrant’s Registration Statement on Form N-4 (File No. 333-88824), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-06-001380) on April 28, 2006.

(p)          Rider Guaranteed Lifetime Withdrawal Benefit. Incorporated herein by reference to Exhibit 4(p) to the Registrant’s Registration Statement on Form N-4 (File No. 811-03457 and Accession No. 0000893220-07-001537) on April 30, 2008.

5.         (a)          Application (Form PM5790) for Individual Variable Annuity Contract.  Previously filed as Exhibit 5 to this Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and incorporated herein by reference.

6.         (a)          Charter of The Penn Mutual Life Insurance Company (May 1983).  Previously filed as Exhibit 6(a) to this Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and incorporated herein by reference.

(b)           By-laws of The Penn Mutual Life Insurance Company.  Incorporated herein by reference to Exhibit 6(b) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-69386), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-501231) on December 6, 2001.

7.                        None.

8.         (a)(1)     Form of Sales Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust.  Previously filed as Exhibit 8(b)(1) to this Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and incorporated herein by reference.

(a)(2)     Form of Assignment and Modification Agreement between Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust, Advisers Managers Trust and The Penn Mutual Life

Insurance Company.  Previously filed as Exhibit 8(b)(2) to this Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and incorporated herein by reference.

(a)(3)     Amendment to Fund Participation Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust.  Previously filed as Exhibit 8(b)(3) to Post-Effective Amendment No.5 to the Registration Statement of Penn Mutual Variable Life Account I on April 30, 1997 (File No. 33-54662 and Accession No. 0000950109-97-003328) and incorporated herein by reference.

(b)         Form of Sales Agreement between The Penn Mutual Life Insurance Company and Penn Series Funds, Inc.  Incorporated herein by reference to Exhibit 8(b)(2) to the Registration Statement of Penn Mutual Variable Annuity Account III (Penn Freedom) on Form N-4 (File No. 333-69386), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000811) on April 23, 2002.

(c)          Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation.  Previously filed as Exhibit 8(d) to this Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and incorporated herein by reference.

(d)          Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation.  Previously filed as Exhibit 8(e) to this Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and incorporated herein by reference.

(e)          Participation Agreement between The Penn Mutual Life Insurance Company, Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and Miller Andersen & Sherrerd LLP.  Previously filed as Exhibit 8(f) to Post-Effective Amendment No. 2 to the Registration Statement of PIA Variable Annuity Account I on April 30, 1998 (File No. 33-83120 and Accession No. 0000950109-97-003327) and incorporated herein by reference.

9.                        Opinion and Consent of Franklin L. Best, Jr., Esq., Managing Corporate Counsel of The Penn Mutual Life Insurance Company, as to the legality of the variable annuity contracts being registered.  Previously filed as Exhibit 9 to Pre-Effective Amendment No. 5 to this Registration Statement on April 20, 2001 (File No. 333-62811 and Accession No. 0000950116-01-000692) and incorporated herein by reference.

10.      (a)          Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP, is filed herewith

(b)          Consent of Counsel, Morgan, Lewis & Bockius LLP is filed herewith

11.                     Not applicable.

12.                     Not applicable.

13.      (a)          Powers of Attorney of Trustees, previously filed as Exhibit 14 to the       Registration Statement on September 14, 2001 (File No. 333-69386 and Accession                No. 0000950116-01-500817) and incorporated herein by reference.

(b)         Power of Attorney for Julia Chang Bloch, previously filed as Exhibit (14)(c) to the Registration Statement on June 11, 1999, (File No. 002-77283 and Accession No. 0000950116-99-001164) and incorporated  herein by reference.

(c)         Power of Attorney for Edmond F. Notebaert, previously filed as Exhibit (14)(b) to the Registration Statement on April 24, 1998, (File No. 002-77283 and Accession No. 0000950109-98-002717) and incorporated  herein by reference.

(d)         Powers of Attorney for Messrs. Cook, Santomero and Lillie, dated April 22, 2008, are filed herewith.

Item 25.                            Directors and Officers of the Depositor

The following table sets forth the names of the officers and trustees of the Depositor who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Depositor.

Name	Position and Offices with Depositor

Robert E. Chappell	Chairman of the Board, Chief Executive Officer and President

Peter J. Vogt	Executive Vice President and Chief Financial Officer

Terry A. Ramey	Executive Senior Vice President and Chief Information Officer

Edward F. Clemons	Senior Vice President and Chief Human Resources Officer

N. Robert Lazarus	Senior Vice President and Chief Compliance Officer

Peter M. Sherman	Executive Vice President and Chief Investment Officer

Jeffrey C. Carleton	Senior Vice President, Independence Financial Networks

Ralph L. Crews	Senior Vice President, Distribution

Frederick M. Rackovan	Vice President, New Business

Franklin L. Best, Jr.	Managing Corporate Counsel and Secretary

Susan T. Deakins	Vice President and Chief Actuary

Frank J. Howell	Vice President, Sales Support

The Honorable Julia Chang Bloch (Ambassador)	Trustee of Penn Mutual

Edward G. Boehne	Trustee of Penn Mutual

John P. Carter	Trustee of Penn Mutual

William R. Cook	Trustee of Penn Mutual

Charisse R. Lillie	Trustee of Penn Mutual

Alan B. Miller	Trustee of Penn Mutual

Edmond F. Notebaert	Trustee of Penn Mutual

Robert H. Rock	Trustee of Penn Mutual

Name	Position and Offices with Depositor

Anthony M. Santomero	Trustee of Penn Mutual

The business address of each of the Trustees and officers is The Penn Mutual Life Insurance Company, Philadelphia, PA  19172.

Item 26.                            Persons Controlled By or Under Common Control with the Depositor or Registrant

Penn Mutual Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation

The Penn Insurance and Annuity Company	Life Insurance and Annuities	Delaware

Independence Capital Management, Inc.	Investment Adviser	Pennsylvania

Penn Series Funds, Inc. Penn Janney Fund, Inc.	Investment Company Investments	Maryland Pennsylvania

Penn Janney Advisory, Inc.*	Investment Adviser	Pennsylvania

Penn Janney GP LLC**	Investments	Delaware

Penn Janney Opportunities Fund LP***	Investments	Delaware

Independence Square Properties, LLC****	Holding Company	Delaware

The Pennsylvania Trust Company	Trust Company	Pennsylvania

Indepro Corporation	Real Estate Investment	Delaware

Hornor, Townsend & Kent, Inc.	Registered Broker-Dealer and Investment Adviser	Pennsylvania

ISP Parker Hunter	Holding Company	Delaware

*	Penn Janney Advisory, Inc. is 50% owned by Penn Mutual and 50% owned by Janney Montgomery Scott LLC.
**	Penn Janney GP LLC is 49.5% owned by Penn Mutual, 49.5% owned by Janney Montgomery Scott LLC, and 1.0% owned by Richard Fox.
***	Penn Janney Opportunities Fund LLP is 49.5% owned by Penn Mutual, 49.5% owned by Janney

Montgomery Scott LLC, and 1.0% owned by Penn Janney GP LLC.

****        Independence Square Properties, LLC is 95% owned by Penn Mutual and 5% owned by ISP Parker Hunter, which is 100% owned by Penn Mutual.

Independence Square Properties, LLC

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation

WPI Investment Company	Real Estate Investment	Delaware

Janney Montgomery Scott LLC	Registered Broker-Dealer and Investment Adviser	Delaware

Indepro Corporation

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation

Indepro Property Fund II Corporation	Real Estate Investment	Delaware

Janney Montgomery Scott LLC

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation

JMS Resources, Inc.	Oil and Gas Development	Pennsylvania

JMS Investor Services, Inc.	Insurance Sales	Delaware

Janney Montgomery Scott Insurance Agency	Insurance Agents or Brokers	Massachusetts

Penn Janney Advisory, Inc.*	Investment Adviser	Pennsylvania

Penn Janney GP LLC**	Investments	Delaware

Penn Janney Opportunities Fund LP***	Investments	Delaware

*	Penn Janney Advisory, Inc. is 50% owned by Penn Mutual and 50% owned by Janney Montgomery Scott LLC.
**	Penn Janney GP LLC is 49.5% owned by Penn Mutual, 49.5% owned by Janney Montgomery Scott

LLC, and 1.0% owned by Richard Fox.

***               Penn Janney Opportunities Fund LLP is 49.5% owned by Penn Mutual, 49.5% owned by Janney Montgomery Scott LLC, and 1.0% owned by Penn Janney GP LLC.

Hornor, Townsend & Kent, Inc.

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation

Hornor, Townsend & Kent, Inc. of Delaware, Inc.	Financial Services	Delaware

Hornor, Townsend & Kent, Inc. Insurance Agency, Inc.	Insurance Agents or Brokers	Pennsylvania

Penn Janney GP LLC

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation

Penn Janney Opportunities Fund LP*	Investments	Delaware

*	Penn Janney Opportunities Fund LLP is 49.5% owned by Penn Mutual, 49.5% owned by Janney Montgomery Scott LLC, and 1.0% owned by Penn Janney GP LLC.

ISP Parker Hunter

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation

Independence Square Properties, Inc.*	Holding Corporation	Delaware

*                Independence Square Properties, LLC is 95% owned by Penn Mutual and 5% owned by ISP Parker Hunter, which is 100% owned by Penn Mutual.

Item 27.                            Number of Contract Owners

As of March 31, 2008, there were:

4,312 — owners of qualified individual variable annuity contracts; and

2,538 — owners of nonqualified individual variable annuity contracts.

Item 28.                                 Indemnification

Section 6.2 of the By-laws of The Penn Mutual Life Insurance Company provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses

(including attorneys’ fees), judgments, fines, excise taxes and amounts paid in settlement actually and reasonably incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-laws are filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to the Penn Mutual Variable Annuity Account III Registration Statement on Form N-4 (File No. 333-69386) and are  incorporated herein by reference.

Pennsylvania law (15 Pa. C.S.A. §§ 1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

Penn Mutual owns a directors and officers liability insurance policy covering liabilities directors and officers of Penn Mutual and its subsidiaries may incur in acting as directors and officers.

Selling Agreements entered into by The Penn Mutual Life Insurance Company (“Penn Mutual”) and its subsidiary, Hornor, Townsend & Kent, Inc. (“HTK”) with securities brokers and insurance agents generally provide for indemnification of Penn Mutual and HTK and their directors and officers in the event of liability resulting from unauthorized acts of the brokers and insurance agents.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                                 Principal Underwriters

Hornor Townsend & Kent, Inc. serves as principal underwriters of the securities of the Registrant. Hornor Townsend & Kent, Inc. also serves as distributor of variable annuity contracts issued through Penn Mutual Variable Annuity Account III, a separate account of Penn Mutual.

Hornor, Townsend & Kent, Inc. - Directors and Officers

Eileen C. McDonnell, Chairman of the Board

Terry A. Ramey, Member of Board of Directors

Peter J. Vogt, Member of Board of Directors

David M. O’Malley, Member of Board of Directors

Ralph L. Crews, Member of Board of Directors

N. Robert Lazarus, Member of Board of Directors, Senior Vice President, Chief Compliance Officer, Anti Money Laundering Officer

Michelle A. Barry, President and Chief Executive Officer, Marketing

Franklin L. Best, Jr., Counsel and Secretary

Paul I. Martin, Director, Contracts, Licensing and Registration

John P. Reidy, Vice President, Sales Supervision

Stacey N. Polakowski, Treasurer and Controller

Nancy S. Rush, Vice President, Benefits and Risk Management

Scott E. Polter, Director, Trading and Operations

John Lagana, Auditor

The principal business address of the directors and officers is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

Commissions and Other Compensation Received By Each  Principal Underwriter During Last Fiscal Year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation

Hornor, Townsend & Kent, Inc.	$162,783	$0	$0	$0

Item 30.                            Location of Accounts and Records

The name and address of the person who maintains physical possession of each account, book or other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, is as follows:

The Penn Mutual Life Insurance Company

600 Dresher Road

Horsham, Pennsylvania  19044

Item 31.                            Management Services

See “Administrative and Recordkeeping Services” in Part B of this Registration Statement.

Item 32.                        Undertakings

The Penn Mutual Life Insurance Company hereby undertakes:

(a)                    to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)                   to include either (1) as part of any application to purchase a contract or account offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information;

(c)                    to deliver any statement of additional information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

Restrictions on withdrawals under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Individual Variable and Fixed Annuity Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 to be signed on its behalf, by the undersigned, thereunto duly authorized in the Township of Horsham and Commonwealth of Pennsylvania, on this 28th day of April, 2008.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
(Registrant)

By: THE PENN MUTUAL LIFE INSURANCE COMPANY
(Depositor)

By:	/s/Robert E. Chappell
Robert E. Chappell
Chairman of the Board of Trustees, President
and Chief Executive Officer

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 has been signed below by the following persons, in the capacities indicated, on the 28th day of April, 2008.

Signature		Title

/s/Robert E. Chappell		Chairman of the Board of Trustees, President
Robert E. Chappell		and Chief Executive Officer

/s/Peter J. Vogt		Executive Vice President
Peter J. Vogt		and Chief Financial Officer

*JULIA CHANG BLOCH		Trustee

*EDWARD G. BOEHNE		Trustee

*JOAN P. CARTER		Trustee

*ALAN B. MILLER		Trustee

*EDMOND F. NOTEBAERT		Trustee

*ROBERT H. ROCK		Trustee

*WILLIAM R. COOK		Trustee

*ANTHONY M. SANTOMERO		Trustee

*CHARISSE R. LILLIE		Trustee

*By	/s/ Robert E. Chappell
Robert E. Chappell, attorney-in-fact

Exhibit Index

EXHIBIT No.	EXHIBIT

(10)(a)	Consent of PricewaterhouseCoopers, LLP

(10)(b)	Consent of Morgan, Lewis & Bockius LLP

(13)(d)	Powers of Attorney for Messrs. Cook, Santomero and Lillie, dated April 22, 2008.